UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05216

ELFUN INTERNATIONAL EQUITY FUND

(Exact name of registrant as specified in charter)

One Iron Street

Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:
Sean O’Malley, Esq. Senior Vice President and General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1.	Shareholder Report.

(a)     The Report to Shareholders is attached herewith.

Annual Report
December 31, 2022
Elfun Funds
Elfun International Equity Fund
Elfun Trusts
Elfun Diversified Fund
Elfun Tax-Exempt Income Fund
Elfun Income Fund
Elfun Government Money Market Fund

Elfun Funds
Annual Report
December 31, 2022

The information contained in this report is intended for the general information of shareholders of the Funds. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus which contains important information concerning the Funds. You may find the fund’s prospectus and other information about the fund online at www.ssga.com or you also may get this information at no cost by calling1-800-242-0134 or by sending an e-mail request to Statestreetfunds@ssga.com. Please read the prospectus carefully before you invest.

[This page intentionally left blank]

Elfun Funds
Notes to Performance — December 31, 2022 (Unaudited)
Information on the following performance pages relates to the Elfun Funds.
Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any. Total returns shown are net of Fund expenses.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Funds’ website at www.ssga.com for the most recent month-end performance data.
A portion of the Elfun Tax-Exempt Income Fund’s income may be subject to state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.
An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.
The S&P 500® Index, MSCI® Europe, Australasia, Far East Index (“MSCI® EAFE® Index”), MSCI® All-Country World ex USA Investable Market Index (“MSCI® ACWI ex USA Investable Market Index”), Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Municipal Bond Index and 90 Day U.S. T-Bill are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index. The results shown for the foregoing indices assume the reinvestment of net dividends or interest and do not reflect the fees, expenses or taxes.
The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors and that measures the performance of the large-cap sector of the U.S. equities market.
The MSCI® EAFE® Index is an unmanaged, free float-adjusted, market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.
The MSCI ACWI ex USA Investable Market Index is a free float-adjusted market capitalization index that is designed to measure the combined equity market performance of securities, across all market capitalizations, in developed and emerging market countries excluding the United States.
The Bloomberg U.S. Aggregate Bond Index is a market value-weighted index of taxable investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. This index is designed to represent the performance of the U.S. investment-grade first-rate bond market.
The Bloomberg U.S. Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.
The Daily-Linked 90-Day T-Bill is a measure of the performance of U.S. Treasury bills currently available in the market place having a remaining maturity of 90 days.
The views, expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the Elfun Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") for investment advisory and administrative services.
Notes to Performance	1

Elfun International Equity Fund
Management's Discussion of Fund Performance — December 31, 2022 (Unaudited)
The State Street International Equity Fund (the “Fund”) seeks to provide long-term growth of capital and future income by investing principally in foreign securities consistent with prudent investment management and the preservation of capital. The Fund’s benchmark is the MSCI EAFE Index (the “Index”).
For the 12-month period ended December 31, 2022 (the “Reporting Period”), the total return for the Fund was -16.11%, and the return for the Index was -14.45%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Primary drivers of the Fund's performance during the Reporting Period relative to the Index included the negative impact of sector positioning, underperformance in the industrials sector, and outperformance in the financials sector.
For the Reporting Period, the Fund’s sector positioning hurt relative returns. The Fund’s biggest overweight was in technology, the weakest performing sector in the Index, while energy, the Index’s strongest sector, was underweight. Almost every segment of technology was weak during the value-oriented market of the Reporting Period, but semiconductors companies were particularly impactful. Semiconductor and related equipment manufacturers were hit by fears of overproduction amid a cyclical slowdown. Our view is that this was an area that retains some cyclical characteristics but is in the midst of an underappreciated multi-year secular growth period driven by the proliferation of chip technology throughout the data economy. Conversely, oil & gas companies enjoyed a strong year driven by macro and geopolitical factors but is not an area that we find as many compelling opportunities for the long run.
In industrials, the Fund was not only hurt by an overweight to an underperforming sector, but also by underperformance within the sector. Within industrials, the Fund’s holdings, many of which are oriented toward infrastructure spending, underperformed relative to defense companies which surged in the wake of the Ukraine conflict. Another underperforming holding in the sector was Japanese professional services company Recruit, a human resources technology provider, which weakened amid fears of a hiring slowdown.
In financials, the Fund had diversified outperformance across insurance and banking in both Asia and Europe, as well as in capital markets with London Stock Exchange. In addition, the Fund benefitted from an overweight to the sector, which outperformed on rising interest rates.
The Fund used futures in order to efficiently manage cash flows during the Reporting Period. The Fund’s use of futures slightly detracted from Fund performance relative to the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Equinor ASA, AstraZeneca, and Mitsubishi UFJ Financial Group Inc. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Koninklijke DSM N.V, ASML Holding N.V, and Recruit Holding Company Ltd.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
2	Elfun International Equity Fund

Elfun International Equity Fund
Performance Summary — December 31, 2022 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $153,541 (in thousands) as of December 31, 2022 (a)(b)
Top Ten Largest Holdings
as of December 31, 2022 (as a % of Fair Value) (a)(b)
AstraZeneca PLC	4.01%
Nestle S.A.	3.77%
Novartis AG	3.48%
LVMH Moet Hennessy Louis Vuitton SE	3.42%
AIA Group Ltd.	3.11%
ASML Holding N.V.	3.01%
Roche Holding AG	2.86%
Schneider Electric SE	2.41%
Mitsubishi UFJ Financial Group Inc.	2.40%
Safran S.A.	2.38%
Average Annual Total Return for the years ended December 31, 2022
(Inception date 1/1/88)
	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
Elfun International Equity Fund	(16.11)%	2.45%	4.45%	$15,458
MSCI EAFE Index	(14.45)%	1.54%	4.67%	$15,787

(a)	Fair Value basis is inclusive of short-term investments in State Street Institutional U.S. Government Money Market Fund - Class G Shares and State Street Institutional Treasury Money Market Fund - Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
Elfun International Equity Fund	3

Elfun International Equity Fund
Performance Summary, continued — December 31, 2022 (Unaudited)
Change in Value of a $10,000 Investment
Yearly periods ended December 31
4	Elfun International Equity Fund

Elfun International Equity Fund
Understanding Your Fund’s Expenses — December 31, 2022 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2022.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value July 1, 2022	$1,000.00	$1,000.00
Ending Account value December 31, 2022	$1,065.30	$1,022.70
Expenses Paid During Period*	$ 2.60	$ 2.55
*	Expenses are equal to the Fund's annualized expense ratio of 0.50%** (for the period July 1, 2022 - December 31, 2022), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year's data.

Elfun International Equity Fund	5

Elfun International Equity Fund
Schedule of Investments — December 31, 2022
	Number of Shares	Fair Value
Common Stock - 98.4% †
Australia - 2.0%
BHP Group Ltd., Class DI	101,026	$ 3,123,172
Brazil - 0.5%
Itau Unibanco Holding S.A. ADR	161,785	762,007
Canada - 0.8%
Brookfield Corp.	41,330	1,298,816
France - 19.0%
Air Liquide S.A.	25,167	3,556,194
AXA S.A. (a)	115,036	3,198,828
BNP Paribas S.A.	54,000	3,068,876
Cie de Saint-Gobain	57,019	2,777,962
Dassault Systemes SE	64,306	2,298,780
EssilorLuxottica S.A.	16,108	2,908,760
LVMH Moet Hennessy Louis Vuitton SE	7,245	5,257,138
Safran S.A.	29,295	3,655,513
Worldline S.A. (b)(c)	63,309	2,468,204
		29,190,255
Germany - 4.7%
adidas AG	8,703	1,183,883
Infineon Technologies AG	88,586	2,687,868
SAP SE	32,182	3,310,633
		7,182,384
Hong Kong - 4.8%
AIA Group Ltd.	429,767	4,779,502
Prudential PLC	190,898	2,589,093
		7,368,595
Ireland - 1.1%
Kerry Group PLC, Class A	19,447	1,748,384
Japan - 21.7%
Daikin Industries Ltd.	17,000	2,602,600
Disco Corp.	10,900	3,118,534
Hoya Corp.	23,652	2,277,454
Kao Corp.	56,100	2,234,306
Komatsu Ltd.	141,200	3,077,731
Mitsubishi UFJ Financial Group Inc.	545,926	3,678,261
Murata Manufacturing Company Ltd.	36,891	1,841,964
Nidec Corp.	12,973	672,419
	Number of Shares	Fair Value
Recruit Holdings Company Ltd.	87,500	$ 2,769,999
Secom Company Ltd.	11,900	680,296
Shimadzu Corp.	43,157	1,224,927
Shiseido Company Ltd.	50,062	2,455,199
Sony Group Corp.	43,100	3,277,945
Tokio Marine Holdings Inc.	166,494	3,567,864
		33,479,499
Netherlands - 9.0%
ASML Holding N.V.	8,597	4,622,438
ING Groep N.V.	271,635	3,301,408
Koninklijke DSM N.V.	23,198	2,829,845
Universal Music Group N.V.	130,696	3,139,813
		13,893,504
Norway - 1.8%
Equinor ASA	77,309	2,760,868
Portugal - 0.9%
Galp Energia SGPS S.A.	102,499	1,379,433
Singapore - 2.2%
United Overseas Bank Ltd.	146,800	3,360,245
Spain - 3.0%
Cellnex Telecom S.A. (b)	72,560	2,394,433
Industria de Diseno Textil S.A.	83,578	2,216,585
		4,611,018
Sweden - 1.9%
Assa Abloy AB, Class B	136,136	2,922,753
Switzerland - 7.7%
Novartis AG	59,146	5,343,725
Roche Holding AG	13,984	4,390,782
Sika AG	8,545	2,047,586
		11,782,093
United Kingdom - 11.1%
Ashtead Group PLC	44,359	2,518,567
AstraZeneca PLC	45,617	6,155,620
London Stock Exchange Group PLC	39,571	3,396,734
Rentokil Initial PLC	476,634	2,912,584
Spirax-Sarco Engineering PLC	16,280	2,078,759
		17,062,264

See Notes to Schedules of Investments and Notes to Financial Statements.
6	Elfun International Equity Fund

Elfun International Equity Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
United States - 6.2%
Nestle S.A.	50,009	$ 5,791,142
Schneider Electric SE	26,495	3,696,340
		9,487,482
Total Common Stock (Cost $124,901,407)		151,412,772
Short-Term Investments - 1.4%
State Street Institutional Treasury Money Market Fund - Premier Class 3.79% (d)(e)	1,192,777	1,192,777
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.16% (d)(e)	935,166	935,166
Total Short-Term Investments (Cost $2,127,943)		2,127,943
Total Investments (Cost $127,029,350)		153,540,715
Other Assets and Liabilities, net - 0.2%		356,036
NET ASSETS - 100.0%		$ 153,896,751

Other Information:
The Fund had the following short futures contracts open at December 31, 2022:
Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index Futures	March 2023	14	$ (1,358,558)	$ (1,364,580)	$ (6,022)
During the period ended December 31, 2022, the average notional values related to long and short futures contracts were $1,174,615 and $832,814, respectively.
Notes to Schedule of Investments – December 31, 2022
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At December 31, 2022, all or a portion of this security was pledged to cover collateral requirements for futures.

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun International Equity Fund	7

Elfun International Equity Fund
Schedule of Investments, continued — December 31, 2022
(b)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, these securities amounted to $4,862,637 or 3.16% of the net assets of the Elfun International Equity Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(c)	Non-income producing security.
(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2022.
Abbreviations:
ADR - American Depositary Receipt

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 151,412,772	$ —	$ —	$ 151,412,772
Short-Term Investments	2,127,943	—	—	2,127,943
Total Investments in Securities	$ 153,540,715	$ —	$ —	$ 153,540,715
Other Financial Instruments
Short Futures Contracts - Unrealized Depreciation	$ (6,022)	$ —	$ —	$ (6,022)
Total Other Financial Instruments	$ (6,022)	$ —	$ —	$ (6,022)
The Fund was invested in the following sectors at December 31, 2022 (Unaudited):
Sector	Percentage (based on Fair Value)
Pharmaceuticals	10.35%
Diversified Banks	9.24%
Building Products	5.41%
Semiconductor Equipment	5.04%
Packaged Foods & Meats	4.91%
Life & Health Insurance	4.80%
Apparel, Accessories & Luxury Goods	4.19%
Application Software	3.66%
Healthcare Supplies	3.37%
Specialty Chemicals	3.17%
Personal Products	3.06%
Electrical Components & Equipment	2.85%
Integrated Oil & Gas	2.70%
Aerospace & Defense	2.38%
Property & Casualty Insurance	2.32%
Industrial Gases	2.32%
Financial Exchanges & Data	2.21%
Consumer Electronics	2.13%
Multi-Line Insurance	2.08%
Movies & Entertainment	2.05%
Diversified Metals & Mining	2.03%
Construction Machinery & Heavy Trucks	2.00%
Environmental & Facilities Services	1.90%
Human Resource & Employment Services	1.80%
See Notes to Schedules of Investments and Notes to Financial Statements.
8	Elfun International Equity Fund

Elfun International Equity Fund
Schedule of Investments, continued — December 31, 2022
Sector	Percentage (based on Fair Value)
Semiconductors	1.75%
Trading Companies & Distributors	1.64%
Data Processing & Outsourced Services	1.61%
Integrated Telecommunication Services	1.56%
Apparel Retail	1.44%
Industrial Machinery	1.35%
Electronic Components	1.20%
Asset Management & Custody Banks	0.85%
Electronic Equipment & Instruments	0.80%
Security & Alarm Services	0.44%
98.61%
Short-Term Investments
Short-Term Investments	1.39%
100.00%

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	3,575,026	$3,575,026	$14,581,442	$16,963,691	$—	$—	1,192,777	$1,192,777	$27,667
State Street Institutional U.S. Government Money Market Fund - Class G Shares	3,338,440	3,338,440	14,560,417	16,963,691	—	—	935,166	935,166	27,053
TOTAL		$6,913,466	$29,141,859	$33,927,382	$—	$—		$2,127,943	$54,720
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun International Equity Fund	9

Elfun Trusts
Management's Discussion of Fund Performance — December 31, 2022 (Unaudited)
The Elfun Trusts (the "Fund) seeks to provide long-term growth of capital and future income rather than current income. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2022 (the “Reporting Period”), the total return for the Fund was -19.87%, and the return for the Index was -18.11%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Primary drivers of the Fund's performance during the Reporting Period relative to the Index included the negative impact of sector positioning, underperformance in the communication services sector, and outperformance in the healthcare sector. In a volatile value-oriented market, the Fund outperformed in most sectors, but was negatively impacted by its sector positioning.
For the Reporting Period, the Fund’s sector positioning hurt relative returns. The Fund was overweight in communication services, the weakest performing sector in the index, and underweight defensive sectors like consumer staples and utilities, which outperformed. The Fund was also underweight in energy, the top returning sector for the Reporting Period, which was helped by elevated oil prices driven by the economic reopening as well as Ukraine invasion. The negative impact of the energy underweight, however, was mostly offset by stock selection as the Fund’s only holding in the sector outperformed. Overall, the team’s approach focused on quality, sustainable growth, and reasonable valuation tends to find fewer compelling opportunities in the sectors that led during this Reporting Period.
In communication services, the Fund was not only hurt by the overweight mentioned above, but also by underperformance within the sector. Internet platform company holdings such as Alphabet and Meta underperformed relative to more defensive telecommunications companies within the sector, which were not held. The Fund’s higher growth holdings were hurt by a combination of macro factors, for example rising interest rates, which disproportionally impact growth names; cyclical factors such as slowing advertising spend; and company specific issues, such as controversy around Meta’s large spending on its metaverse initiatives. Our view was companies like Alphabet and Meta would remain dominant players in their core industries with strong free cash flow and, after the market sell-off, compelling valuations.
The Fund saw strength in healthcare. While we are underweight defensive sectors generally due to high valuations, we do gain defensive exposure in healthcare, where we find more compelling quality along with reasonable valuation relative to growth prospects. In the Reporting Period, the Fund benefitted from positions in biotech companies like Vertex Pharmaceuticals, which has had strong results in its cystic fibrosis drug and leading pharmaceutical company Merck. Outside of pharma, the Fund also outperformed in healthcare services, for example with UnitedHealth Group, whose strong market position in managed care has led to resilient results.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were ConocoPhillips, Merck & Company Inc, and Vertex Pharmaceuticals Inc. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Amazon.com Inc, Meta Platforms Inc, and Microsoft Corp.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
10	Elfun Trusts

Elfun Trusts
Performance Summary — December 31, 2022 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $2,910,940 (in thousands) as of December 31, 2022 (a)(b)
Top Ten Largest Holdings
as of December 31, 2022 (as a % of Fair Value) (a)(b)
Microsoft Corp.	7.14%
Apple Inc.	5.27%
ConocoPhillips	5.12%
Amazon.com Inc.	4.09%
Johnson & Johnson	3.70%
Alphabet Inc., Class C	3.49%
UnitedHealth Group Inc.	3.48%
Merck & Company Inc.	3.13%
Visa Inc., Class A	2.88%
Mastercard Inc., Class A	2.86%
Average Annual Total Return for the years ended December 31, 2022
(Inception date 5/27/35)
	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
Elfun Trusts	(19.87)%	10.28%	12.94%	$33,752
S&P 500® Index	(18.11)%	9.43%	12.56%	$32,654

(a)	Fair Value basis is inclusive of short-term investments in State Street Institutional U.S. Government Money Market Fund - Class G Shares and State Street Institutional Treasury Money Market Fund - Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
Elfun Trusts	11

Elfun Trusts
Performance Summary, continued — December 31, 2022 (Unaudited)
Change in Value of a $10,000 Investment
Yearly periods ended December 31

See Notes to Performance beginning on page 1 for further information.
Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares
12	Elfun Trusts

Elfun Trusts
Understanding Your Fund’s Expenses — December 31, 2022 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2022.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value July 1, 2022	$1,000.00	$1,000.00
Ending Account value December 31, 2022	$1,014.20	$1,024.30
Expenses Paid During Period*	$ 0.91	$ 0.92
*	Expenses are equal to the Fund's annualized expense ratio of 0.18%** (for the period July 1, 2022 - December 31, 2022), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year's data.

Elfun Trusts	13

Elfun Trusts
Schedule of Investments — December 31, 2022
	Number of Shares	Fair Value
Common Stock - 98.6% †
Apparel Retail - 1.9%
Ross Stores Inc.	485,100	$ 56,305,557
Application Software - 1.9%
Salesforce Inc. (a)	422,749	56,052,290
Biotechnology - 2.2%
BioMarin Pharmaceutical Inc. (a)	251,691	26,047,501
Vertex Pharmaceuticals Inc. (a)	134,342	38,795,283
		64,842,784
Cable & Satellite - 1.0%
Charter Communications Inc., Class A (a)	90,300	30,620,730
Data Processing & Outsourced Services - 7.2%
Fidelity National Information Services Inc.	618,549	41,968,550
Mastercard Inc., Class A	239,700	83,350,881
Visa Inc., Class A	403,300	83,789,608
		209,109,039
Diversified Banks - 2.4%
JPMorgan Chase & Co.	527,921	70,794,206
Electric Utilities - 2.9%
NextEra Energy Inc.	994,800	83,165,280
Environmental & Facilities Services - 1.8%
Waste Management Inc.	333,500	52,319,480
Financial Exchanges & Data - 2.2%
S&P Global Inc.	188,100	63,002,214
Healthcare Equipment - 3.4%
Boston Scientific Corp. (a)	1,240,403	57,393,447
IDEXX Laboratories Inc. (a)	102,200	41,693,512
		99,086,959
Home Improvement Retail - 1.5%
Lowe's Companies Inc.	220,949	44,021,879
Hypermarkets & Super Centers - 2.1%
Costco Wholesale Corp.	137,512	62,774,228
Industrial Conglomerates - 2.3%
Honeywell International Inc.	311,400	66,733,020
	Number of Shares	Fair Value
Industrial Machinery - 2.2%
Parker-Hannifin Corp.	219,500	$ 63,874,500
Interactive Media & Services - 7.3%
Alphabet Inc., Class C (a)	1,144,000	101,507,120
Alphabet Inc., Class A (a)	586,000	51,702,780
Meta Platforms Inc., Class A (a)	494,192	59,471,065
		212,680,965
Internet & Direct Marketing Retail - 4.1%
Amazon.com Inc. (a)	1,418,700	119,170,800
Investment Banking & Brokerage - 2.4%
The Charles Schwab Corp.	829,400	69,055,844
Life Sciences Tools & Services - 2.1%
IQVIA Holdings Inc. (a)	293,100	60,053,259
Managed Healthcare - 3.5%
UnitedHealth Group Inc.	190,956	101,241,052
Oil & Gas Exploration & Production - 5.1%
ConocoPhillips	1,264,000	149,152,000
Packaged Foods & Meats - 2.1%
Mondelez International Inc., Class A	931,883	62,110,002
Pharmaceuticals - 6.8%
Johnson & Johnson	609,700	107,703,505
Merck & Company Inc.	822,076	91,209,332
		198,912,837
Property & Casualty Insurance - 2.6%
Chubb Ltd.	342,900	75,643,740
Regional Banks - 2.1%
First Republic Bank	509,700	62,127,333
Semiconductor Equipment - 2.8%
Applied Materials Inc.	651,100	63,404,118
ASML Holding N.V.	31,300	17,102,320
		80,506,438
Semiconductors - 4.9%
NVIDIA Corp.	472,800	69,094,992
QUALCOMM Inc.	672,000	73,879,680
		142,974,672

See Notes to Schedules of Investments and Notes to Financial Statements.
14	Elfun Trusts

Elfun Trusts
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Specialized REITs - 2.4%
American Tower Corp.	327,829	$ 69,453,852
Systems Software - 7.7%
Microsoft Corp.	866,035	207,692,514
ServiceNow Inc. (a)	42,800	16,617,956
		224,310,470
Technology Hardware, Storage & Peripherals - 5.3%
Apple Inc.	1,181,000	153,447,330
Trading Companies & Distributors - 2.4%
United Rentals Inc. (a)	193,067	68,619,873
Total Common Stock (Cost $1,756,288,011)		2,872,162,633
Short-Term Investments - 1.3%
State Street Institutional Treasury Money Market Fund - Premier Class 3.79% (b)(c)	19,801,698	19,801,698
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.16% (b)(c)	18,975,185	18,975,185
Total Short-Term Investments (Cost $38,776,883)		38,776,883
Total Investments (Cost $1,795,064,894)		2,910,939,516
Other Assets and Liabilities, net - 0.1%		1,961,962
NET ASSETS - 100.0%		$ 2,912,901,478
Notes to Schedule of Investments – December 31, 2022
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2022.
Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 2,872,162,633	$ —	$ —	$ 2,872,162,633
Short-Term Investments	38,776,883	—	—	38,776,883
Total Investments in Securities	$ 2,910,939,516	$ —	$ —	$ 2,910,939,516

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Trusts	15

Elfun Trusts
Schedule of Investments, continued — December 31, 2022
Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	7,320,718	$ 7,320,718	$237,122,856	$224,641,876	$—	$—	19,801,698	$19,801,698	$ 578,617
State Street Institutional U.S. Government Money Market Fund - Class G Shares	6,984,701	6,984,701	236,632,360	224,641,876	—	—	18,975,185	18,975,185	637,511
TOTAL		$14,305,419	$473,755,216	$449,283,752	$—	$—		$38,776,883	$1,216,128
See Notes to Schedules of Investments and Notes to Financial Statements.
16	Elfun Trusts

Elfun Diversified Fund
Management's Discussion of Fund Performance — December 31, 2022 (Unaudited)
The Elfun Diversified Fund (the “Fund”) seeks the highest total return consistent with prudent investment management and the preservation of capital (total return includes both income and capital appreciation). The Fund’s benchmarks are the S&P 500 Index, MSCI ACWI ex USA Investable Market Index and the Bloomberg U.S. Aggregate Bond Index (the “Indices”).
For the 12-month period ended Dec 31, 2022 (the “Reporting Period”), the total return for the Fund was -15.31%, and the return for the S&P 500 Index, Bloomberg U.S. Aggregate Bond Index and MSCI ACWI ex USA Investable Market Index was -18.11%, -13.01% and -16.58%, respectively. The Fund and Indices’ returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Indices are unmanaged, and their returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The biggest drivers of the Fund’s performance were its positions in the S&P 500 Index, the MSCI® All Country World ex-USA Investable Market Index, and the Bloomberg U.S. Aggregate Bond Index. All of which posted negative returns for the year.
The fund began the year with an overweight position to cash offset with an underweight to fixed income while neutral to the benchmark within equities. As equity market volatility picked up in January the portfolio implemented a more defensive positioning, moving underweight U.S. equity while adding to the cash overweight. The defensive positioning was held in the portfolio until late February when elevated implied volatility across equities and currency coupled with widening risky debt spreads indicated investors had become overly pessimistic and created a more supportive environment for tactically adding exposure to risk assets. In order to take advantage of the excessive fear in the market, the portfolio took a slight overweight in U.S. equity funded from fixed income. However, the macro-economic outlook would continue to deteriorate with headline inflation hitting 40-year highs, global central banks signaling tighter monetary policy ahead, and Russia invading Ukraine. As a result, both the equity and fixed income exposures in the portfolio sold off in tandem. In the second quarter amidst this uncertain environment the portfolio kept an overweight to cash as a cushion against elevated volatility while also implementing a relative value trade within equity reducing our non-U.S.exposure to add to U.S. equities. Price momentum along with sentiment and macro factors underpinned the constructive outlook for U.S. equities relative to non-U.S. equities. In June our market views changed as the outlook for bonds greatly improved with models forecasting lower rates and a flatter yield curve. Within equities we now favored developed non-U.S. equities over U.S. equity. Hence, the portfolio brought the non-U.S.equity exposure and the fixed income exposure to neutral while opening up an underweight to U.S. equity and remaining overweight cash. The portfolio would remain underweight U.S.equity for the entire third quarter as risk aversion intensified in the latter stages of summer with mounting fears of an energy crisis and more hawkish central banks threatening global growth. In September, in anticipation of higher rates on the horizon the allocation to fixed income was reduced and the overweight to cash was increased as cash offered a healthy yield and provided downside protection in a volatile environment. The portfolio would remain overweight cash and underweight fixed income and equity through October. In the final two months of the year the outlook for bonds became more constructive. In November, half of the cash overweight was drawn down to fund a buy of fixed income bringing the fixed income allocation in the portfolio neutral to the benchmark. As we approached the end of the year the momentum in interest rates and weaker manufacturing activity signaled a further decline in interest rates were ahead. As the backdrop increasingly became more supportive for fixed income, the portfolio further reduced the cash position, removing the cash overweight, in order to increase duration in the portfolio and create a modest overweight in fixed income.
Global equity markets received one of the more inhospitable welcomes to a new year in recent memory to begin 2022. After enjoying a relatively calm market in 2021 a mixture of global geopolitical uncertainty, accelerating inflation and hawkish central bank policies awaited. Russia invaded Ukraine midway through the first quarter causing a spike in energy prices and exacerbating inflation fears that were already present in the minds of consumers. In the U.S. the headline Consumer Price Index (CPI) would hit 8.5% year over year by the end of the first quarter, and the U.S. Federal Reserve (the "Fed") announced its first rate hike since 2018 in March, raising the target rate by 0.25% and clarified that further increases would be appropriate. The hostile macro environment would prove too much to bear for equity markets as the S&P 500 Index declined by 4.60% during the quarter. The weakness was broad based as Energy and Utilities were the only positively performing sectors, with Energy the standout posting an astounding 39% return for the
Elfun Diversified Fund	17

Elfun Diversified Fund
Management's Discussion of Fund Performance, continued — December 31, 2022 (Unaudited)
quarter. In Europe, the Russia-Ukraine war dominated headlines as concerns over disruptions in energy supplies threatened the region. Economic data within the region proved resilient as the March flash PMI came in at 54.5. The European Central Bank (ECB) left interest rates unchanged but indicated that the first-rate hike could be executed later in the year. The MSCI Europe index fell by 7.23% during the quarter. The MSCI Pacific index outperformed its developed market peers but still posted a negative return for the quarter of 3%. The region benefitted from minimal exposure to Russia, but the dramatic weakening of the Japanese Yen which reached a 6 year low against the U.S. Dollar in March, dragged down Japan equities, the largest weight in the Pacific index. Emerging markets underperformed developed markets in large part due to weakness from China as daily new cases of Covid-19 spiked due to the Omicron variant and the country locked down some of its largest cities including Shanghai. The MSCI Emerging Markets index declined by 6.92% for the quarter and the MSCI ACWI ex USA Investable Market Index declined by 5.49% for the first quarter.
There would be no rebound for equity markets in the Spring as things went from bad to worse. U.S. CPI surprised notably to the upside in April at 8.3% year over year and the Fed responded by delivering a 50 basis point hike in May followed by a 75 basis point hike in June, the largest interest rate hike since 1994. The tightening monetary policy and increased inflation expectations sent the S&P 500 Index into a downward spiral reaching a peak to trough drawdown in mid-June of -23%, meeting the technical definition for a bear market. By the end of June, the S&P 500 Index had declined by 16.1% for the second quarter, the worst quarterly decline since Q1 2020. Outside of the U.S., stocks performed marginally better with the MSCI Emerging Markets index falling 11.34% for the quarter as the Chinese economy continued to decelerate and the MSCI ACWI ex USA Investable Market Index falling 14.10% for the quarter.
The second half of the year would get off to a better start as the S&P 500 Index posted a 9% gain for the month of July with growth stocks leading the way after taking the brunt of the pain through the first six months of the year. The market rally was fueled by hope of a policy pivot from the Fed, a narrative which had taken hold after consecutive 75 basis point hikes in June and July. The pivot narrative and the equity market rally quickly faded following hawkish comments from Fed Chair Jerome Powell at the Jackson Hole Symposium in August and as both inflation and employment data continued to surprise to the upside. The S&P 500 Index ultimately declined 4.88% over the quarter with nine of eleven sectors finishing lower. Equities outside the U.S. lagged with the MSCI ACWI ex USA Investable Market Index down 9.58%. In Europe, the Eurozone Manufacturing PMI entered contractionary territory and the European Central Bank joined the hawkish chorus of central banks and started to raise rates. Global risk aversion and the strong U.S. dollar continued to weigh on emerging markets with the MSCI Emerging Markets index down 11.42% for the quarter.
The S&P 500 Index surged in early November on the back of a downward surprise in the inflation data. Although the December seasonal tailwind for equities did not emerge the fourth quarter was a spot of sunshine in an otherwise dreary year for equities. Ultimately, the S&P 500 Index gained 7.56% for the fourth quarter but declined 18.11% for the Reporting period. Equity markets outside of the U.S. staged a particularly strong rally in the fourth quarter helped by weakness in the US Dollar. Developed International Markets outperformed Emerging Markets with both regions outperforming the U.S. equity market. In addition to weakness from the U.S. dollar, international markets benefitted from sector weight differentials compared to the U.S. stock market, with larger exposures to resource related sectors such as energy and materials and less exposure to Technology and Communication Services. The MSCI Emerging Market Index gained 9.6% for the quarter but ended lower by 19.9% for the Reporting period. The MSCI ACWI ex USA Investable Market Index posted a 14.23% gain for the fourth quarter but still declined 16.58% for the Reporting period.
The U.S. fixed income market began the year with an historically poor first quarter. U.S. Treasury yields increased significantly across the curve due to higher expectations of Fed tightening and inflation. The headline U.S. CPI would hit 8.5% year over year by the end of the first quarter and the Fed raised interest rates by 25 basis points in March, the first increase since 2018. The increase in Treasury yields was more dramatic at the shorter end of the curve as expectations for higher policy yields pushed the U.S. 2-year Treasury yield up by 160 basis points, while the increase in inflation expectations induced a rise of 83 basis points in the U.S. 10-year Treasury yield. The result was a flattening of the curve with the U.S. 2 year and the U.S. 10-year Treasury yields finishing the quarter at almost identical yields of 2.33% and 2.34%, respectively. The credit market was not spared as U.S. Investment grade credit spreads widened by 24 basis points during the quarter. Overall, the Bloomberg U.S. Aggregate Bond index finished the quarter down 5.9%, the worst quarterly performance since 1980.
18	Elfun Diversified Fund

Elfun Diversified Fund
Management's Discussion of Fund Performance, continued — December 31, 2022 (Unaudited)
Interest rates continued to climb in the second quarter as the Fed hiked interest rates 50 bps in May followed by a 75 basis point increase in June. Interest rate volatility reached a fresh peak in June after CPI inflation data exceeded expectations, with headline inflation reaching its highest level in 40 years. The U.S. 2-year Treasury yield increased by 62 basis points to 2.95% and the 10-Year Treasury yield would hit its highest level since 2011 when it reached 3.47% on June 14th before reversing in the final two weeks of the quarter to settle at 3.01%. Recession fears and equity market volatility contributed to U.S. Investment Grade Credit spreads widening by 39 basis points for the quarter. The Bloomberg U.S. Aggregate Bond index, decreased by -4.7% in the second quarter, bringing the year-to-date decline through the first six months to -10.4%.
The second half of the year began with more of the same from the Fed as they increased interest rates in July by 75 basis points for the second consecutive month. However, at the July Federal Open Market Committe meeting the market interpreted Chairman Powell’s comments as dovish and a narrative began to form around the Fed pivoting from its tightening policy, which allowed bonds to rally into August. However, in August at the Fed’s Jackson Hole Symposium, Chairman Powell set the record straight and explicitly informed investors that a Fed pivot is not imminent but rather additional hikes and economic pain are on the horizon. The message needed little interpretation from the market and corporate bonds and Treasuries sold off into the end of the quarter. The yield curve, measured by the U.S. 2-year Treasury yield and the U.S. 10-year Treasury yield, would end the quarter inverted by 40 basis points. The Bloomberg U.S. Aggregate Bond index decreased by 4.8% in the quarter, bringing the year-to-date decline to -14.6%.
Fixed income markets would end a turbulent year on a positive note with bonds across the yield curve and risk spectrum posting positive returns in the fourth quarter. Longer duration bonds outperformed shorter term bonds as yields on the long end of the curve declined in the fourth quarter. The Bloomberg U.S. Aggregate Bond index posted a gain of 1.6% in the fourth quarter which couldn’t prevent the index from achieving unwanted notoriety for 2022. The Bloomberg U.S. Aggregate Bond index declined 13.01% for the Reporting period, the worst year since index inception, while also posting a negative return in consecutive years for the first time in the history of the index.
The Fund used equity and treasury futures in order to actively manage equity exposure and duration during the Reporting Period. The Fund’s use of these derivatives contributed to Fund liquidity and exposure management versus utilizing cash instruments only.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
Elfun Diversified Fund	19

Elfun Diversified Fund
Performance Summary — December 31, 2022 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $181,711 (in thousands) as of December 31, 2022 (a)(b)
Top Ten Largest Equity Holdings
as of December 31, 2022 (as a % of Fair Value) (a)(b)
Apple Inc.	1.79%
Microsoft Corp.	1.64%
Amazon.com Inc.	0.69%
Berkshire Hathaway Inc., Class B	0.51%
Alphabet Inc., Class A	0.48%
UnitedHealth Group Inc.	0.46%
Alphabet Inc., Class C	0.43%
Johnson & Johnson	0.42%
Exxon Mobil Corp.	0.42%
JPMorgan Chase & Co.	0.36%
Average Annual Total Return for the years ended December 31, 2022
(Inception date 1/1/88)
	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
Elfun Diversified Fund	(15.31)%	3.68%	5.85%	$17,652
S&P 500® Index	(18.11)%	9.43%	12.56%	$32,654
MSCI ACWI ex USA Investable Market Index	(16.58)%	0.85%	4.17%	$14,780
Bloomberg U.S. Aggregate Bond Index	(13.01)%	0.02%	1.06%	$11,108

(a)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
(b)	Fair Value basis is inclusive of short-term investment in affiliated money market funds.
20	Elfun Diversified Fund

Elfun Diversified Fund
Performance Summary, continued — December 31, 2022 (Unaudited)
Change in Value of a $10,000 Investment
Yearly periods ended December 31

See Notes to Performance beginning on page 1 for further information.
Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares
Elfun Diversified Fund	21

Elfun Diversified Fund
Understanding Your Fund’s Expenses — December 31, 2022 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2022.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value July 1, 2022	$1,000.00	$1,000.00
Ending Account value December 31, 2022	$1,007.20	$1,023.40
Expenses Paid During Period*	$ 1.77	$ 1.79
*	Expenses are equal to the Fund's annualized net expense ratio of 0.35%** (for the period July 1, 2022 - December 31, 2022), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year's data.

22	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments — December 31, 2022
	Number of Shares	Fair Value
Domestic Equity - 31.6% †
Common Stock - 31.6%
Advertising - 0.0%*
Omnicom Group Inc.	341	$ 27,815
The Interpublic Group of Companies Inc. (a)	666	22,185
		50,000
Aerospace & Defense - 0.6%
General Dynamics Corp. (a)	383	95,026
Howmet Aerospace Inc. (a)	619	24,395
Huntington Ingalls Industries Inc. (a)	71	16,378
L3Harris Technologies Inc. (a)	327	68,085
Lockheed Martin Corp.	386	187,785
Northrop Grumman Corp.	239	130,401
Raytheon Technologies Corp.	2,407	242,914
Textron Inc.	298	21,098
The Boeing Co. (b)	946	180,204
TransDigm Group Inc.	86	54,150
		1,020,436
Agricultural & Farm Machinery - 0.1%
Deere & Co.	456	195,515
Agricultural Products - 0.1%
Archer-Daniels-Midland Co.	903	83,844
Air Freight & Logistics - 0.2%
CH Robinson Worldwide Inc.	206	18,861
Expeditors International of Washington Inc.	272	28,266
FedEx Corp.	409	70,839
United Parcel Service Inc., Class B	1,212	210,694
		328,660
Airlines - 0.1%
Alaska Air Group Inc. (b)	181	7,772
American Airlines Group Inc. (b)	994	12,644
Delta Air Lines Inc. (b)	1,100	36,146
Southwest Airlines Co. (b)	962	32,391
United Airlines Holdings Inc. (b)	536	20,207
		109,160
Alternative Carriers - 0.0%*
Lumen Technologies Inc.	1,474	7,694
	Number of Shares	Fair Value
Apparel Retail - 0.1%
Ross Stores Inc.	599	$ 69,526
The TJX Companies Inc.	1,929	153,548
		223,074
Apparel, Accessories & Luxury Goods - 0.0%*
Ralph Lauren Corp.	75	7,925
Tapestry Inc.	436	16,603
VF Corp.	524	14,468
		38,996
Application Software - 0.7%
Adobe Inc. (b)	773	260,138
ANSYS Inc. (b)	141	34,064
Autodesk Inc. (b)	371	69,329
Cadence Design Systems Inc. (b)	468	75,179
Ceridian HCM Holding Inc. (b)	235	15,075
Intuit Inc.	467	181,766
Paycom Software Inc. (b)	77	23,894
PTC Inc. (b)	183	21,967
Roper Technologies Inc.	181	78,208
Salesforce Inc. (b)	1,683	223,149
Synopsys Inc. (b)	261	83,335
Tyler Technologies Inc. (b)	66	21,279
		1,087,383
Asset Management & Custody Banks - 0.3%
Ameriprise Financial Inc.	182	56,669
BlackRock Inc.	249	176,449
Franklin Resources Inc.	492	12,979
Invesco Ltd.	809	14,554
Northern Trust Corp.	336	29,733
State Street Corp. (a)(c)	592	45,921
T Rowe Price Group Inc.	376	41,007
The Bank of New York Mellon Corp.	1,195	54,396
		431,708
Auto Parts & Equipment - 0.0%*
BorgWarner Inc.	439	17,670
Automobile Manufacturers - 0.4%
Ford Motor Co.	6,715	78,095
General Motors Co.	2,433	81,846
Tesla Inc. (b)	4,477	551,477
		711,418

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	23

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Automotive Retail - 0.1%
Advance Auto Parts Inc.	98	$ 14,409
AutoZone Inc. (b)	32	78,918
CarMax Inc. (b)	259	15,770
O'Reilly Automotive Inc. (b)	104	87,779
		196,876
Biotechnology - 0.8%
AbbVie Inc.	2,950	476,749
Amgen Inc.	895	235,063
Biogen Inc. (b)	248	68,676
Gilead Sciences Inc.	2,076	178,225
Incyte Corp. (b)	299	24,016
Moderna Inc. (b)	561	100,767
Regeneron Pharmaceuticals Inc. (b)	182	131,311
Vertex Pharmaceuticals Inc. (b)	435	125,619
		1,340,426
Brewers - 0.0%*
Molson Coors Beverage Co., Class B	339	17,465
Broadcasting - 0.0%*
Fox Corp., Class A	497	15,094
Fox Corp., Class B	283	8,051
Paramount Global, Class B	804	13,572
		36,717
Building Products - 0.1%
A O Smith Corp.	200	11,448
Carrier Global Corp.	1,413	58,286
Johnson Controls International PLC	1,185	75,840
Masco Corp.	373	17,408
		162,982
Cable & Satellite - 0.2%
Charter Communications Inc., Class A (b)	186	63,073
Comcast Corp., Class A	7,125	249,161
DISH Network Corp., Class A (b)	432	6,065
		318,299
Casinos & Gaming - 0.0%*
Caesars Entertainment Inc. (b)	382	15,891
Las Vegas Sands Corp. (b)	571	27,448
	Number of Shares	Fair Value
MGM Resorts International	520	$ 17,435
Wynn Resorts Ltd. (b)	178	14,680
		75,454
Commodity Chemicals - 0.1%
Dow Inc.	1,222	61,576
LyondellBasell Industries N.V., Class A	429	35,620
		97,196
Communications Equipment - 0.3%
Arista Networks Inc. (b)	416	50,482
Cisco Systems Inc.	6,813	324,571
F5 Inc. (b)	91	13,060
Juniper Networks Inc.	545	17,418
Motorola Solutions Inc.	285	73,447
		478,978
Computer & Electronics Retail - 0.0%*
Best Buy Company Inc.	346	27,753
Construction & Engineering - 0.0%*
Quanta Services Inc.	229	32,632
Construction Machinery & Heavy Trucks - 0.2%
Caterpillar Inc.	864	206,980
Cummins Inc.	242	58,634
PACCAR Inc.	596	58,986
Westinghouse Air Brake Technologies Corp.	299	29,843
		354,443
Construction Materials - 0.0%*
Martin Marietta Materials Inc.	101	34,135
Vulcan Materials Co.	214	37,474
		71,609
Consumer Finance - 0.2%
American Express Co.	988	145,977
Capital One Financial Corp.	657	61,075
Discover Financial Services	481	47,056
Synchrony Financial	803	26,387
		280,495
Copper - 0.1%
Freeport-McMoRan Inc.	2,427	92,226

See Notes to Schedules of Investments and Notes to Financial Statements.
24	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Data Processing & Outsourced Services - 1.0%
Automatic Data Processing Inc.	686	$ 163,858
Broadridge Financial Solutions Inc.	186	24,948
Fidelity National Information Services Inc.	1,006	68,257
Fiserv Inc. (b)	1,047	105,820
FleetCor Technologies Inc. (b)	131	24,062
Global Payments Inc.	442	43,900
Jack Henry & Associates Inc.	115	20,189
Mastercard Inc., Class A	1,416	492,386
Paychex Inc.	548	63,327
PayPal Holdings Inc. (b)	1,884	134,179
Visa Inc., Class A	2,729	566,977
		1,707,903
Distillers & Vintners - 0.1%*
Brown-Forman Corp., Class B	262	17,208
Constellation Brands Inc., Class A	275	63,731
		80,939
Distributors - 0.1%
Genuine Parts Co.	232	40,254
LKQ Corp.	436	23,287
Pool Corp.	64	19,349
		82,890
Diversified Banks - 0.9%
Bank of America Corp.	11,691	387,206
Citigroup Inc.	3,214	145,369
JPMorgan Chase & Co.	4,897	656,688
U.S. Bancorp	2,253	98,253
Wells Fargo & Co.	6,332	261,448
		1,548,964
Diversified Support Services - 0.1%
Cintas Corp.	147	66,388
Copart Inc. (b)	708	43,110
		109,498
Drug Retail - 0.0%*
Walgreens Boots Alliance Inc.	1,187	44,346
Electric Utilities - 0.7%
Alliant Energy Corp.	434	23,961
American Electric Power Company Inc.	877	83,271
	Number of Shares	Fair Value
Constellation Energy Corp.	574	$ 49,485
Duke Energy Corp.	1,308	134,711
Edison International	643	40,908
Entergy Corp.	328	36,900
Evergy Inc.	366	23,033
Eversource Energy	568	47,621
Exelon Corp.	1,623	70,162
FirstEnergy Corp.	962	40,346
NextEra Energy Inc.	3,307	276,465
NRG Energy Inc.	355	11,296
PG&E Corp. (b)	2,600	42,276
Pinnacle West Capital Corp.	200	15,208
PPL Corp.	1,255	36,671
The Southern Co.	1,806	128,967
Xcel Energy Inc.	920	64,501
		1,125,782
Electrical Components & Equipment - 0.2%
AMETEK Inc.	382	53,373
Eaton Corporation PLC	677	106,255
Emerson Electric Co.	1,007	96,732
Generac Holdings Inc. (b)	101	10,167
Rockwell Automation Inc.	193	49,711
		316,238
Electronic Components - 0.1%
Amphenol Corp., Class A	1,016	77,358
Corning Inc.	1,240	39,606
		116,964
Electronic Equipment & Instruments - 0.1%
Keysight Technologies Inc. (b)	302	51,663
Teledyne Technologies Inc. (b)	75	29,993
Trimble Inc. (b)	400	20,224
Zebra Technologies Corp., Class A (b)	85	21,795
		123,675
Environmental & Facilities Services - 0.1%
Republic Services Inc.	346	44,631
Rollins Inc.	425	15,529
Waste Management Inc.	614	96,324
		156,484
Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings Inc.	341	29,053
Corteva Inc.	1,182	69,478
FMC Corp.	199	24,835

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	25

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
The Mosaic Co.	530	$ 23,251
		146,617
Financial Exchanges & Data - 0.4%
Cboe Global Markets Inc.	168	21,079
CME Group Inc.	611	102,746
FactSet Research Systems Inc.	60	24,073
Intercontinental Exchange Inc.	951	97,563
MarketAxess Holdings Inc.	67	18,686
Moody's Corp.	270	75,227
MSCI Inc.	135	62,798
Nasdaq Inc.	564	34,601
S&P Global Inc.	552	184,887
		621,660
Food Distributors - 0.0%*
Sysco Corp.	828	63,301
Food Retail - 0.0%*
The Kroger Co.	1,081	48,191
Footwear - 0.2%
NIKE Inc., Class B	2,113	247,242
Gas Utilities - 0.0%*
Atmos Energy Corp.	244	27,345
General Merchandise Stores - 0.2%
Dollar General Corp.	370	91,113
Dollar Tree Inc. (b)	341	48,231
Target Corp.	759	113,121
		252,465
Gold - 0.0%*
Newmont Corp.	1,355	63,956
Health Care REITs - 0.1%
Healthpeak Properties Inc.	927	23,240
Ventas Inc.	718	32,346
Welltower Inc.	776	50,867
		106,453
Healthcare Distributors - 0.1%
AmerisourceBergen Corp.	280	46,399
Cardinal Health Inc.	400	30,748
Henry Schein Inc. (b)	164	13,098
McKesson Corp.	233	87,403
		177,648
	Number of Shares	Fair Value
Healthcare Equipment - 0.8%
Abbott Laboratories	2,903	$ 318,720
Baxter International Inc.	888	45,261
Becton Dickinson & Co.	485	123,336
Boston Scientific Corp. (b)	2,399	111,002
Dexcom Inc. (b)	632	71,568
Edwards Lifesciences Corp. (b)	1,059	79,012
Hologic Inc. (b)	402	30,074
IDEXX Laboratories Inc. (b)	140	57,114
Intuitive Surgical Inc. (b)	585	155,230
ResMed Inc.	256	53,281
STERIS PLC	162	29,920
Stryker Corp.	572	139,848
Teleflex Inc.	72	17,973
Zimmer Biomet Holdings Inc.	338	43,095
		1,275,434
Healthcare Facilities - 0.1%
HCA Healthcare Inc.	348	83,506
Universal Health Services Inc., Class B	112	15,780
		99,286
Healthcare Services - 0.3%
Cigna Corp.	517	171,303
CVS Health Corp.	2,203	205,298
DaVita Inc. (b)	88	6,571
Laboratory Corporation of America Holdings	151	35,557
Quest Diagnostics Inc.	189	29,567
		448,296
Healthcare Supplies - 0.0%*
Align Technology Inc. (b)	118	24,886
DENTSPLY SIRONA Inc.	353	11,240
The Cooper Companies Inc.	79	26,123
		62,249
Home Building - 0.1%
D.R. Horton Inc.	509	45,372
Lennar Corp., Class A	409	37,015
NVR Inc. (b)	5	23,063
PulteGroup Inc.	399	18,166
		123,616
Home Furnishings - 0.0%*
Mohawk Industries Inc. (b)	83	8,484

See Notes to Schedules of Investments and Notes to Financial Statements.
26	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Home Improvement Retail - 0.4%
Lowe's Companies Inc.	1,031	$ 205,416
The Home Depot Inc.	1,708	539,489
		744,905
Hotel & Resort REITs - 0.0%*
Host Hotels & Resorts Inc.	1,133	18,185
Hotels, Resorts & Cruise Lines - 0.2%
Booking Holdings Inc. (b)	66	133,008
Carnival Corp. (b)	1,499	12,082
Expedia Group Inc. (b)	242	21,199
Hilton Worldwide Holdings Inc.	470	59,389
Marriott International Inc., Class A	439	65,363
Norwegian Cruise Line Holdings Ltd. (b)	648	7,932
Royal Caribbean Cruises Ltd. (b)	348	17,202
		316,175
Household Appliances - 0.0%*
Whirlpool Corp.	93	13,156
Household Products - 0.5%
Church & Dwight Company Inc.	355	28,616
Colgate-Palmolive Co.	1,419	111,803
Kimberly-Clark Corp.	577	78,328
The Clorox Co.	197	27,645
The Procter & Gamble Co.	3,955	599,420
		845,812
Housewares & Specialties - 0.0%*
Newell Brands Inc.	612	8,005
Human Resource & Employment Services - 0.0%*
Robert Half International Inc.	166	12,256
Hypermarkets & Super Centers - 0.4%
Costco Wholesale Corp.	736	335,984
Walmart Inc.	2,351	333,348
		669,332
Independent Power Producers & Energy Traders - 0.0%*
The AES Corp.	1,124	32,326
Industrial Conglomerates - 0.3%
3M Co.	941	112,845
General Electric Co.	1,795	150,403
	Number of Shares	Fair Value
Honeywell International Inc.	1,118	$ 239,587
		502,835
Industrial Gases - 0.1%
Air Products & Chemicals Inc.	377	116,214
Industrial Machinery - 0.3%
Dover Corp.	232	31,415
Fortive Corp.	580	37,265
IDEX Corp.	121	27,628
Illinois Tool Works Inc.	461	101,558
Ingersoll Rand Inc.	659	34,433
Nordson Corp.	94	22,346
Otis Worldwide Corp.	710	55,600
Parker-Hannifin Corp.	220	64,020
Snap-on Inc.	84	19,193
Stanley Black & Decker Inc.	263	19,756
Xylem Inc.	287	31,734
		444,948
Industrial REITs - 0.1%
Prologis Inc.	1,564	176,310
Insurance Brokers - 0.2%
Aon PLC, Class A	345	103,548
Arthur J Gallagher & Co.	360	67,874
Brown & Brown Inc.	400	22,788
Marsh & McLennan Companies Inc.	820	135,694
		329,904
Integrated Oil & Gas - 0.8%
Chevron Corp.	2,968	532,726
Exxon Mobil Corp.	6,878	758,644
Occidental Petroleum Corp.	1,205	75,903
		1,367,273
Integrated Telecommunication Services - 0.3%
AT&T Inc.	11,903	219,134
Verizon Communications Inc.	6,950	273,830
		492,964
Interactive Home Entertainment - 0.1%
Activision Blizzard Inc.	1,214	92,932
Electronic Arts Inc.	426	52,049
Take-Two Interactive Software Inc. (b)	263	27,386
		172,367

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	27

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Interactive Media & Services - 1.3%
Alphabet Inc., Class C (b)	8,843	$ 784,639
Alphabet Inc., Class A (b)	9,978	880,359
Match Group Inc. (b)	446	18,505
Meta Platforms Inc., Class A (b)	3,750	451,275
		2,134,778
Internet & Direct Marketing Retail - 0.8%
Amazon.com Inc. (b)	14,834	1,246,056
eBay Inc.	891	36,950
Etsy Inc. (b)	198	23,716
		1,306,722
Internet Services & Infrastructure - 0.0%*
Akamai Technologies Inc. (b)	259	21,834
VeriSign Inc. (b)	155	31,843
		53,677
Investment Banking & Brokerage - 0.4%
Morgan Stanley	2,151	182,878
Raymond James Financial Inc.	313	33,444
The Charles Schwab Corp.	2,490	207,318
The Goldman Sachs Group Inc.	561	192,636
		616,276
IT Consulting & Other Services - 0.2%
Cognizant Technology Solutions Corp., Class A	844	48,268
DXC Technology Co. (b)	386	10,229
EPAM Systems Inc. (b)	94	30,807
Gartner Inc. (b)	133	44,707
International Business Machines Corp.	1,528	215,280
		349,291
Leisure Products - 0.0%*
Hasbro Inc.	199	12,141
Life & Health Insurance - 0.2%
Aflac Inc.	965	69,422
Globe Life Inc.	143	17,239
Lincoln National Corp.	284	8,724
MetLife Inc.	1,081	78,232
Principal Financial Group Inc.	390	32,729
Prudential Financial Inc.	637	63,356
		269,702
	Number of Shares	Fair Value
Life Sciences Tools & Services - 0.6%
Agilent Technologies Inc.	511	$ 76,471
Bio-Rad Laboratories Inc., Class A (b)	34	14,297
Bio-Techne Corp.	276	22,875
Charles River Laboratories International Inc. (b)	89	19,393
Danaher Corp.	1,101	292,227
Illumina Inc. (b)	275	55,605
IQVIA Holdings Inc. (b)	319	65,360
Mettler-Toledo International Inc. (b)	38	54,927
PerkinElmer Inc.	203	28,465
Thermo Fisher Scientific Inc.	659	362,905
Waters Corp. (b)	99	33,915
West Pharmaceutical Services Inc.	116	27,301
		1,053,741
Managed Healthcare - 0.8%
Centene Corp. (b)	976	80,042
Elevance Health Inc.	397	203,649
Humana Inc.	209	107,048
Molina Healthcare Inc. (b)	92	30,380
UnitedHealth Group Inc.	1,561	827,611
		1,248,730
Metal & Glass Containers - 0.0%*
Ball Corp.	525	26,849
Movies & Entertainment - 0.3%
Live Nation Entertainment Inc. (b)	249	17,365
Netflix Inc. (b)	746	219,980
The Walt Disney Co. (b)	3,061	265,940
Warner Bros Discovery Inc. (b)	3,672	34,811
		538,096
Multi-Line Insurance - 0.1%
American International Group Inc.	1,182	74,750
Assurant Inc.	90	11,255
The Hartford Financial Services Group Inc.	529	40,114
		126,119
Multi-Sector Holdings - 0.6%
Berkshire Hathaway Inc., Class B (b)	3,010	929,789

See Notes to Schedules of Investments and Notes to Financial Statements.
28	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Multi-Utilities - 0.3%
Ameren Corp.	458	$ 40,725
CenterPoint Energy Inc.	1,040	31,190
CMS Energy Corp.	465	29,449
Consolidated Edison Inc.	577	54,994
Dominion Energy Inc.	1,420	87,074
DTE Energy Co.	344	40,430
NiSource Inc.	692	18,975
Public Service Enterprise Group Inc.	808	49,506
Sempra Energy	536	82,833
WEC Energy Group Inc.	524	49,130
		484,306
Office REITs - 0.0%*
Alexandria Real Estate Equities Inc.	239	34,815
Boston Properties Inc.	225	15,205
Vornado Realty Trust	312	6,493
		56,513
Oil & Gas Equipment & Services - 0.1%
Baker Hughes Co.	1,715	50,644
Halliburton Co.	1,563	61,504
Schlumberger Ltd.	2,350	125,631
		237,779
Oil & Gas Exploration & Production - 0.5%
APA Corp.	521	24,320
ConocoPhillips	2,072	244,496
Coterra Energy Inc.	1,295	31,818
Devon Energy Corp.	1,086	66,800
Diamondback Energy Inc.	283	38,709
EOG Resources Inc.	995	128,873
EQT Corp.	600	20,298
Hess Corp.	477	67,648
Marathon Oil Corp.	1,099	29,750
Pioneer Natural Resources Co.	406	92,726
		745,438
Oil & Gas Refining & Marketing - 0.2%
Marathon Petroleum Corp.	795	92,530
Phillips 66	776	80,766
Valero Energy Corp.	632	80,176
		253,472
Oil & Gas Storage & Transportation - 0.1%
Kinder Morgan Inc.	3,304	59,736
	Number of Shares	Fair Value
ONEOK Inc.	738	$ 48,487
Targa Resources Corp.	400	29,400
The Williams Cos. Inc.	2,031	66,820
		204,443
Packaged Foods & Meats - 0.3%
Campbell Soup Co.	313	17,763
Conagra Brands Inc.	826	31,966
General Mills Inc.	964	80,831
Hormel Foods Corp.	517	23,549
Kellogg Co.	438	31,203
Lamb Weston Holdings Inc.	221	19,749
McCormick & Company Inc.	445	36,886
Mondelez International Inc., Class A	2,278	151,829
The Hershey Co.	239	55,345
The J M Smucker Co.	172	27,255
The Kraft Heinz Co.	1,363	55,488
Tyson Foods Inc., Class A	507	31,561
		563,425
Paper Packaging - 0.1%
Avery Dennison Corp.	132	23,892
International Paper Co.	644	22,302
Packaging Corp. of America	151	19,315
Sealed Air Corp.	264	13,168
Westrock Co.	413	14,521
		93,198
Personal Products - 0.1%
The Estee Lauder Companies Inc., Class A	395	98,003
Pharmaceuticals - 1.6%
Bristol-Myers Squibb Co.	3,536	254,415
Catalent Inc. (b)	289	13,008
Eli Lilly & Co.	1,315	481,080
Johnson & Johnson	4,366	771,254
Merck & Company Inc.	4,172	462,884
Organon & Co.	387	10,809
Pfizer Inc.	9,339	478,530
Viatris Inc.	1,887	21,002
Zoetis Inc.	768	112,550
		2,605,532
Property & Casualty Insurance - 0.2%
Arch Capital Group Ltd. (b)	600	37,668
Cincinnati Financial Corp.	250	25,597
Loews Corp.	311	18,141

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	29

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
The Allstate Corp.	432	$ 58,579
The Progressive Corp.	993	128,802
The Travelers Companies Inc.	384	71,996
W R Berkley Corp.	350	25,400
		366,183
Publishing - 0.0%*
News Corp., Class A	611	11,120
News Corp., Class B	142	2,619
		13,739
Railroads - 0.3%
CSX Corp.	3,549	109,948
Norfolk Southern Corp.	381	93,886
Union Pacific Corp.	1,021	211,419
		415,253
Real Estate Services - 0.0%*
CBRE Group Inc., Class A (b)	544	41,866
Regional Banks - 0.3%
Citizens Financial Group Inc.	801	31,536
Comerica Inc.	166	11,097
Fifth Third Bancorp.	1,124	36,879
First Republic Bank	325	39,614
Huntington Bancshares Inc.	2,334	32,910
KeyCorp	1,472	25,642
M&T Bank Corp.	282	40,907
Regions Financial Corp.	1,497	32,275
Signature Bank	99	11,407
SVB Financial Group (b)	108	24,855
The PNC Financial Services Group Inc.	665	105,030
Truist Financial Corp.	2,177	93,676
Zions Bancorp NA	252	12,388
		498,216
Research & Consulting Services - 0.1%
CoStar Group Inc. (b)	700	54,096
Equifax Inc.	217	42,176
Jacobs Solutions Inc.	207	24,855
Leidos Holdings Inc.	223	23,457
Verisk Analytics Inc.	262	46,222
		190,806
Residential REITs - 0.1%
AvalonBay Communities Inc.	232	37,473
Camden Property Trust	186	20,810
Equity Residential	602	35,518
	Number of Shares	Fair Value
Essex Property Trust Inc.	105	$ 22,251
Invitation Homes Inc.	1,000	29,640
Mid-America Apartment Communities Inc.	186	29,200
UDR Inc.	517	20,023
		194,915
Restaurants - 0.4%
Chipotle Mexican Grill Inc. (b)	48	66,599
Darden Restaurants Inc.	203	28,081
Domino's Pizza Inc.	63	21,823
McDonald's Corp.	1,220	321,507
Starbucks Corp.	1,943	192,746
Yum! Brands Inc.	488	62,503
		693,259
Retail REITs - 0.1%
Federal Realty Investment Trust	139	14,045
Kimco Realty Corp.	1,010	21,392
Realty Income Corp.	1,057	67,045
Regency Centers Corp.	234	14,625
Simon Property Group Inc.	561	65,906
		183,013
Semiconductor Equipment - 0.2%
Applied Materials Inc.	1,423	138,572
Enphase Energy Inc. (b)	232	61,471
KLA Corp.	242	91,241
Lam Research Corp.	233	97,930
Teradyne Inc.	261	22,798
		412,012
Semiconductors - 1.3%
Advanced Micro Devices Inc. (b)	2,669	172,871
Analog Devices Inc.	851	139,590
Broadcom Inc.	680	380,208
First Solar Inc. (b)	200	29,958
Intel Corp.	6,926	183,054
Microchip Technology Inc.	946	66,457
Micron Technology Inc.	1,844	92,163
Monolithic Power Systems Inc.	70	24,753
NVIDIA Corp.	4,156	607,358
ON Semiconductor Corp. (b)	700	43,659
Qorvo Inc. (b)	156	14,140
QUALCOMM Inc.	1,880	206,687
Skyworks Solutions Inc.	263	23,967

See Notes to Schedules of Investments and Notes to Financial Statements.
30	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Texas Instruments Inc.	1,509	$ 249,317
		2,234,182
Soft Drinks - 0.6%
Keurig Dr Pepper Inc.	1,400	49,924
Monster Beverage Corp. (b)	577	58,583
PepsiCo Inc.	2,297	414,976
The Coca-Cola Co.	6,482	412,320
		935,803
Specialized REITs - 0.4%
American Tower Corp.	789	167,157
Crown Castle Inc.	737	99,967
Digital Realty Trust Inc.	504	50,536
Equinix Inc.	152	99,565
Extra Space Storage Inc.	222	32,674
Iron Mountain Inc.	505	25,174
Public Storage	270	75,651
SBA Communications Corp.	180	50,456
VICI Properties Inc.	1,600	51,840
Weyerhaeuser Co.	1,231	38,161
		691,181
Specialty Chemicals - 0.2%
Albemarle Corp.	206	44,673
Celanese Corp.	173	17,688
DuPont de Nemours Inc.	840	57,649
Eastman Chemical Co.	205	16,695
Ecolab Inc.	425	61,863
International Flavors & Fragrances Inc.	423	44,347
PPG Industries Inc.	392	49,290
The Sherwin-Williams Co.	402	95,407
		387,612
Specialty Stores - 0.1%
Bath & Body Works Inc.	387	16,308
Tractor Supply Co.	184	41,395
Ulta Beauty Inc. (b)	88	41,278
		98,981
Steel - 0.1%
Nucor Corp.	418	55,097
Steel Dynamics Inc.	300	29,310
		84,407
Systems Software - 2.0%
Fortinet Inc. (b)	1,052	51,432
	Number of Shares	Fair Value
Gen Digital Inc.	923	$ 19,780
Microsoft Corp.	12,448	2,985,279
Oracle Corp.	2,571	210,154
ServiceNow Inc. (b)	343	133,177
		3,399,822
Technology Distributors - 0.0%*
CDW Corp.	220	39,288
Technology Hardware, Storage & Peripherals - 2.0%
Apple Inc.	24,972	3,244,612
Hewlett Packard Enterprise Co.	2,063	32,925
HP Inc.	1,479	39,741
NetApp Inc.	367	22,042
Western Digital Corp. (b)	544	17,163
		3,356,483
Tobacco - 0.2%
Altria Group Inc.	2,963	135,439
Philip Morris International Inc.	2,603	263,449
		398,888
Trading Companies & Distributors - 0.1%
Fastenal Co.	987	46,705
United Rentals Inc. (b)	117	41,584
WW Grainger Inc.	74	41,162
		129,451
Trucking - 0.0%*
JB Hunt Transport Services Inc.	133	23,190
Old Dominion Freight Line Inc.	151	42,851
		66,041
Water Utilities - 0.0%*
American Water Works Company Inc.	301	45,878
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc. (b)	988	138,320
Total Common Stock (Cost $41,060,908)		52,361,621

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	31

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2022
	Number of Shares	Fair Value
Preferred Stock - 0.0% *
Diversified Banks - 0.0%*
Wells Fargo & Co. 5.85%, (5.85% fixed rate until 09/15/23; 3.09% + 3 month USD LIBOR thereafter) (d)	1,469	$ 33,802
Total Preferred Stock (Cost $36,725)		33,802
Total Domestic Equity (Cost $41,097,633)		52,395,423
Foreign Equity - 0.8%
Common Stock - 0.8%
Auto Parts & Equipment - 0.0%*
Aptiv PLC (b)	448	41,722
Building Products - 0.1%
Allegion PLC	139	14,631
Trane Technologies PLC	389	65,387
		80,018
Consumer Electronics - 0.0%*
Garmin Ltd.	243	22,427
Electronic Manufacturing Services - 0.0%*
TE Connectivity Ltd.	547	62,796
Healthcare Equipment - 0.1%
Medtronic PLC	2,251	174,948
Industrial Gases - 0.2%
Linde PLC	822	268,120
Industrial Machinery - 0.0%*
Pentair PLC	253	11,380
Insurance Brokers - 0.0%*
Willis Towers Watson PLC	177	43,291
IT Consulting & Other Services - 0.2%
Accenture PLC, Class A	1,048	279,648
Paper Packaging - 0.0%*
Amcor PLC	2,485	29,596
Property & Casualty Insurance - 0.1%
Chubb Ltd.	687	151,552
Reinsurance - 0.0%*
Everest Re Group Ltd.	68	22,526
	Number of Shares	Fair Value
Semiconductor Equipment - 0.0%*
SolarEdge Technologies Inc. (b)	97	$ 27,477
Semiconductors - 0.1%
NXP Semiconductors N.V.	423	66,847
Technology Hardware, Storage & Peripherals - 0.0%*
Seagate Technology Holdings PLC	323	16,993
Total Common Stock (Cost $1,053,714)		1,299,341
Total Foreign Equity (Cost $1,053,714)		1,299,341
	Principal Amount
Bonds and Notes - 40.8%
U.S. Treasuries - 10.9%
U.S. Treasury Bonds
1.88% 02/15/41 - 02/15/51	$ 849,000	564,656
2.25% 08/15/46	673,000	478,461
2.38% 02/15/42	291,000	222,342
3.00% 08/15/48	1,873,600	1,545,720
U.S. Treasury Notes
0.25% 07/31/25	2,960,200	2,670,655
0.75% 12/31/23 - 01/31/28	7,944,000	7,076,468
1.13% 01/15/25	1,270,000	1,188,442
1.25% 11/30/26	280,000	251,213
1.50% 02/29/24	1,176,000	1,133,370
1.63% 05/15/31	932,000	784,191
1.75% 01/31/29	610,000	536,037
2.88% 05/15/32	1,391,000	1,282,328
3.00% 06/30/24	342,000	333,757
		18,067,640
Agency Mortgage Backed - 12.9%
Federal Home Loan Mortgage Corp.
3.00% 04/01/43 - 10/01/49	1,384,797	1,245,276
4.50% 06/01/33 - 02/01/35	1,137	1,121
5.00% 07/01/35	7,111	7,160
5.50% 01/01/38 - 04/01/39	12,848	13,239
6.00% 06/01/33 - 11/01/37	30,435	31,898
6.50% 11/01/28	375	387
7.00% 12/01/29 - 08/01/36	8,380	8,872
7.50% 09/01/33	889	930
8.00% 07/01/26 - 11/01/30	960	1,005
8.50% 04/01/30	2,659	2,939

See Notes to Schedules of Investments and Notes to Financial Statements.
32	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
Federal National Mortgage Assoc.
2.50% 03/01/51	$ 639,793	$ 541,428
3.00% 03/01/50	242,362	215,196
3.50% 08/01/45 - 01/01/48	574,771	534,921
4.00% 01/01/41 - 01/01/50	540,626	518,373
4.50% 07/01/33 - 12/01/48	270,322	266,519
5.00% 03/01/34 - 05/01/39	21,142	21,302
5.50% 07/01/33 - 01/01/39	46,109	47,307
6.00% 02/01/29 - 05/01/41	164,104	171,545
6.50% 07/01/29 - 08/01/36	4,615	4,899
7.00% 05/01/33 - 12/01/33	457	474
7.50% 12/01/26 - 03/01/33	2,390	2,504
8.00% 06/01/24 - 12/01/30	1,536	1,544
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
2.97% 04/01/37 (d)	354	351
Federal National Mortgage Assoc. TBA
2.00% 01/17/38 - 01/01/53 (e)	5,085,856	4,165,609
2.50% 01/01/53 (e)	1,658,790	1,403,011
3.00% 01/01/53 (e)	1,000,000	876,846
3.50% 01/01/53 (e)	1,500,000	1,361,627
4.00% 01/01/53 (e)	2,320,592	2,175,267
4.50% 01/01/53 (e)	2,051,049	1,974,245
5.00% 01/01/53 (e)	2,250,000	2,216,437
Government National Mortgage Assoc.
3.00% 12/20/42 - 05/20/45	1,330,846	1,206,416
3.50% 08/20/48	229,692	213,998
4.00% 01/20/41 - 04/20/43	114,751	111,856
4.50% 08/15/33 - 03/20/41	48,106	47,906
5.00% 08/15/33	2,614	2,644
6.00% 07/15/33 - 04/15/34	3,935	4,126
6.50% 04/15/28 - 07/15/36	6,295	6,644
7.00% 04/15/28 - 10/15/36	2,430	2,557
7.50% 04/15/28	3,486	3,537
8.00% 05/15/30	126	130
Government National Mortgage Assoc. TBA
2.00% 01/23/53 (e)	1,093,002	913,444
2.50% 01/23/53 (e)	1,085,903	937,947
4.00% 01/01/53 (e)	220,302	208,241
		21,471,678
	Principal Amount	Fair Value
Agency Collateralized Mortgage Obligations - 0.2%
Federal Home Loan Mortgage Corp.
0.08% 09/25/43 (d)(f)	$ 83,579	$ 258
2.51% 07/25/29	224,000	198,757
4.05% 09/25/28 (d)	71,000	69,411
Federal Home Loan Mortgage Corp. REMIC
3.50% 11/15/30 (f)	2,309	24
5.50% 06/15/33 (f)	2,198	352
7.50% 07/15/27 (f)	1,652	160
Federal Home Loan Mortgage Corp. STRIPS
0.00% 08/01/27 (g)	79	73
8.00% 07/01/24 (f)	75	4
Federal National Mortgage Assoc. REMIC
1.15% 12/25/42 (d)(f)	17,927	697
5.00% 09/25/40 (f)	5,559	618
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
1.61% 07/25/38 (d)(f)	3,533	300
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
2.16% 11/25/41 (d)(f)	521,598	61,186
Federal National Mortgage Assoc. STRIPS
4.50% 08/25/35 - 01/25/36 (f)	4,911	627
5.00% 03/25/38 - 05/25/38 (f)	3,114	475
5.50% 12/25/33 (f)	1,142	211
6.00% 01/25/35 (f)	3,278	577
7.50% 11/25/23 (f)	264	5
8.00% 07/25/24 (f)	153	7
		333,742
Asset Backed - 0.1%
Ford Credit Auto Owner Trust 2020-B
0.56% 10/15/24	84,781	83,771
		83,771
Corporate Notes - 14.6%
3M Co.
3.13% 09/19/46	20,000	13,738
7-Eleven Inc.
0.80% 02/10/24 (h)	42,000	39,952

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	33

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
0.95% 02/10/26 (h)	$ 101,000	$ 88,368
Abbott Laboratories
3.75% 11/30/26	21,000	20,468
4.90% 11/30/46	17,000	16,634
AbbVie Inc.
2.60% 11/21/24	33,000	31,595
2.95% 11/21/26	208,000	193,825
3.20% 05/14/26 - 11/21/29	74,000	67,574
3.75% 11/14/23	42,000	41,589
4.05% 11/21/39	10,000	8,564
4.25% 11/21/49	28,000	23,536
4.40% 11/06/42	12,000	10,420
4.63% 10/01/42	3,000	2,683
4.70% 05/14/45	4,000	3,573
4.88% 11/14/48	5,000	4,604
Advance Auto Parts Inc.
3.90% 04/15/30	72,000	63,263
Advanced Micro Devices Inc.
4.39% 06/01/52	45,000	39,793
AEP Texas Inc.
3.45% 05/15/51	34,000	24,052
Aetna Inc.
3.50% 11/15/24	15,000	14,584
Aircastle Ltd.
4.25% 06/15/26	17,000	16,005
Alexandria Real Estate Equities Inc.
1.88% 02/01/33	31,000	23,097
2.95% 03/15/34	28,000	22,796
3.55% 03/15/52	23,000	16,496
4.70% 07/01/30	8,000	7,686
Ally Financial Inc.
2.20% 11/02/28	32,000	25,033
Altria Group Inc.
3.40% 05/06/30 - 02/04/41	53,000	42,012
4.00% 02/04/61	6,000	3,910
4.25% 08/09/42	2,000	1,482
4.45% 05/06/50	7,000	4,959
4.50% 05/02/43	7,000	5,267
Amazon.com Inc.
1.50% 06/03/30	177,000	142,204
2.50% 06/03/50	35,000	22,208
2.70% 06/03/60	9,000	5,478
2.88% 05/12/41	22,000	16,429
3.15% 08/22/27	8,000	7,532
3.25% 05/12/61	14,000	9,736
4.05% 08/22/47 (d)	7,000	6,052
4.25% 08/22/57	5,000	4,336
	Principal Amount	Fair Value
Ameren Corp.
3.65% 02/15/26	$ 10,000	$ 9,560
American Electric Power Company Inc.
2.30% 03/01/30	34,000	27,834
3.25% 03/01/50	4,000	2,697
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75% 04/01/48 (d)	4,000	3,822
American Tower Corp.
1.50% 01/31/28	230,000	190,516
2.90% 01/15/30	11,000	9,319
3.80% 08/15/29	32,000	29,100
American Water Capital Corp.
2.95% 09/01/27	15,000	13,832
Amgen Inc.
2.00% 01/15/32	167,000	130,197
3.00% 01/15/52	12,000	7,713
3.15% 02/21/40	20,000	14,769
3.38% 02/21/50	5,000	3,497
4.66% 06/15/51	5,000	4,327
AngloGold Ashanti Holdings PLC
3.38% 11/01/28	200,000	175,344
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65% 02/01/26	3,000	2,890
4.70% 02/01/36	10,000	9,428
4.90% 02/01/46	39,000	35,689
Anheuser-Busch InBev Worldwide Inc.
3.50% 06/01/30	235,000	213,735
4.00% 04/13/28	8,000	7,636
4.35% 06/01/40	14,000	12,372
4.38% 04/15/38 (d)	23,000	20,678
4.50% 06/01/50	13,000	11,489
4.60% 04/15/48	18,000	15,845
4.75% 04/15/58	11,000	9,738
5.55% 01/23/49	21,000	20,929
Aon Corp./Aon Global Holdings PLC
2.90% 08/23/51	23,000	14,599
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95% 01/14/50 (d)(h)	23,000	19,320

See Notes to Schedules of Investments and Notes to Financial Statements.
34	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
Apple Inc.
2.20% 09/11/29	$ 200,000	$ 172,780
2.65% 02/08/51	41,000	27,360
2.80% 02/08/61	24,000	15,400
2.95% 09/11/49	9,000	6,427
3.35% 02/09/27	8,000	7,658
3.45% 02/09/45	27,000	21,729
3.85% 08/04/46	18,000	15,328
3.95% 08/08/52	20,000	17,079
Applied Materials Inc.
4.35% 04/01/47	6,000	5,420
Aptiv PLC
4.40% 10/01/46	9,000	6,807
ArcelorMittal S.A.
6.80% 11/29/32	105,000	104,679
Archer-Daniels-Midland Co.
2.50% 08/11/26	9,000	8,352
Ares Capital Corp.
2.88% 06/15/28	36,000	28,918
3.25% 07/15/25	74,000	68,074
Arthur J Gallagher & Co.
3.50% 05/20/51	28,000	19,611
Ascension Health
4.85% 11/15/53	11,000	10,429
Astrazeneca Finance LLC
1.75% 05/28/28	336,000	288,584
AstraZeneca PLC
3.00% 05/28/51	15,000	10,594
4.00% 01/17/29	8,000	7,690
4.38% 08/17/48	6,000	5,381
AT&T Inc.
1.70% 03/25/26	100,000	90,257
2.30% 06/01/27	137,000	122,085
2.75% 06/01/31	372,000	308,890
3.85% 06/01/60	127,000	88,650
4.35% 03/01/29	39,000	37,116
4.50% 05/15/35	15,000	13,643
4.55% 03/09/49	9,000	7,370
4.75% 05/15/46	7,000	5,973
4.85% 03/01/39	16,000	14,322
Athene Holding Ltd.
4.13% 01/12/28	9,000	8,276
6.15% 04/03/30	20,000	20,152
Avangrid Inc.
3.15% 12/01/24 (d)	25,000	23,964
Bain Capital Specialty Finance Inc.
2.95% 03/10/26 (d)	43,000	37,063
	Principal Amount	Fair Value
Bank of America Corp.
3.25% 10/21/27 (d)	$ 49,000	$ 45,288
4.18% 11/25/27	24,000	22,795
4.25% 10/22/26 (d)	128,000	123,759
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09% 06/14/29 (d)	578,000	486,196
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97% 07/21/52 (d)	44,000	27,762
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42% 12/20/28 (d)	42,000	38,095
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56% 04/23/27 (d)	22,000	20,614
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71% 04/24/28 (d)	29,000	26,875
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 year CMT Rate thereafter)
3.85% 03/08/37 (d)	35,000	28,948
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95% 01/23/49 (d)	19,000	14,677
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24% 04/24/38 (d)	18,000	15,396
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27% 07/23/29 (d)	14,000	13,077
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30% 12/31/99 (d)	36,000	31,316

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	35

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
Barclays PLC (2.65% fixed rate until 06/24/30; 1.90% + 1 year CMT Rate thereafter)
2.65% 06/24/31 (d)	$ 200,000	$ 156,132
Barrick North America Finance LLC
5.70% 05/30/41	2,000	2,012
BAT Capital Corp.
2.73% 03/25/31	22,000	17,158
4.39% 08/15/37	14,000	10,887
4.54% 08/15/47	9,000	6,397
4.70% 04/02/27	202,000	194,019
4.91% 04/02/30	12,000	10,998
7.75% 10/19/32	10,000	10,760
BAT International Finance PLC
1.67% 03/25/26	10,000	8,854
Baxter International Inc.
2.54% 02/01/32	27,000	21,505
Baylor Scott & White Holdings
2.84% 11/15/50	5,000	3,299
Becton Dickinson & Co.
3.70% 06/06/27	21,000	19,865
4.67% 06/06/47	4,000	3,528
4.69% 12/15/44	2,000	1,780
Berkshire Hathaway Energy Co.
3.25% 04/15/28	8,000	7,413
3.70% 07/15/30	64,000	58,588
3.80% 07/15/48	8,000	6,186
4.25% 10/15/50	40,000	33,346
Berkshire Hathaway Finance Corp.
2.85% 10/15/50	77,000	51,797
3.85% 03/15/52	35,000	28,248
4.25% 01/15/49	21,000	18,826
Berry Global Inc.
4.88% 07/15/26 (h)	32,000	30,905
BHP Billiton Finance USA Ltd.
5.00% 09/30/43	3,000	2,912
Biogen Inc.
2.25% 05/01/30	8,000	6,502
Block Financial LLC
2.50% 07/15/28	22,000	18,669
3.88% 08/15/30	7,000	6,131
Boardwalk Pipelines LP
4.80% 05/03/29	11,000	10,349
Boston Properties LP
6.75% 12/01/27	35,000	36,145
	Principal Amount	Fair Value
Boston Scientific Corp.
4.70% 03/01/49	$ 3,000	$ 2,709
BP Capital Markets America Inc.
3.00% 02/24/50	18,000	12,211
3.38% 02/08/61	41,000	28,347
BP Capital Markets PLC (4.38% fixed rate until 06/22/25; 4.04% + 5 year CMT Rate thereafter)
4.38% 06/22/25 (d)	36,000	34,290
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88% 12/31/99 (d)	28,000	24,514
Bristol-Myers Squibb Co.
1.45% 11/13/30	150,000	118,303
2.35% 11/13/40	8,000	5,491
2.95% 03/15/32	25,000	21,810
3.20% 06/15/26	6,000	5,727
3.40% 07/26/29	4,000	3,714
3.55% 03/15/42	10,000	8,132
4.13% 06/15/39	10,000	8,915
4.25% 10/26/49	10,000	8,649
4.35% 11/15/47	3,000	2,651
4.55% 02/20/48	4,000	3,634
Brixmor Operating Partnership LP
2.25% 04/01/28	39,000	32,434
3.90% 03/15/27	8,000	7,377
Broadcom Inc.
3.19% 11/15/36 (h)	3,000	2,165
3.42% 04/15/33 (h)	14,000	11,238
3.47% 04/15/34 (h)	22,000	17,443
4.15% 11/15/30	23,000	20,605
4.30% 11/15/32	10,000	8,828
4.93% 05/15/37 (h)	29,000	25,347
Brooklyn Union Gas Co.
4.87% 08/05/32 (h)	70,000	65,447
Brown-Forman Corp.
4.00% 04/15/38	3,000	2,630
Brunswick Corp.
2.40% 08/18/31	90,000	66,113
Bunge Limited Finance Corp.
3.75% 09/25/27	5,000	4,676
Burlington Northern Santa Fe LLC
4.15% 12/15/48	9,000	7,663
4.55% 09/01/44	16,000	14,525

See Notes to Schedules of Investments and Notes to Financial Statements.
36	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
Cameron LNG LLC
3.30% 01/15/35 (h)	$ 7,000	$ 5,690
Canadian Natural Resources Ltd.
3.85% 06/01/27	11,000	10,382
4.95% 06/01/47	10,000	8,753
Canadian Pacific Railway Co.
1.75% 12/02/26	36,000	32,081
2.45% 12/02/31	31,000	25,803
3.00% 12/02/41	13,000	9,769
3.10% 12/02/51	13,000	8,859
Capital One Financial Corp.
3.75% 07/28/26	26,000	24,545
Cardinal Health Inc.
3.08% 06/15/24	8,000	7,768
Carlisle Companies Inc.
2.20% 03/01/32	47,000	35,732
Carrier Global Corp.
2.72% 02/15/30	78,000	65,734
3.58% 04/05/50	20,000	14,325
Caterpillar Inc.
3.25% 09/19/49 - 04/09/50	100,000	76,369
Cenovus Energy Inc.
2.65% 01/15/32	14,000	11,161
3.75% 02/15/52	17,000	11,989
Centene Corp.
3.00% 10/15/30	16,000	13,108
3.38% 02/15/30	68,000	57,552
4.25% 12/15/27	112,000	105,174
CenterPoint Energy Inc.
2.65% 06/01/31	28,000	23,075
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 06/01/41	101,000	66,420
3.70% 04/01/51	76,000	46,265
4.80% 03/01/50	34,000	24,879
5.05% 03/30/29	25,000	23,507
5.75% 04/01/48	16,000	13,158
Cheniere Corpus Christi Holdings LLC
5.88% 03/31/25	91,000	91,515
7.00% 06/30/24	101,000	102,787
Cheniere Energy Partners LP
4.50% 10/01/29	72,000	64,801
Chevron Corp.
2.24% 05/11/30	7,000	5,993
3.08% 05/11/50	8,000	5,818
	Principal Amount	Fair Value
Chevron USA Inc.
3.85% 01/15/28	$ 26,000	$ 25,105
3.90% 11/15/24	11,000	10,815
Choice Hotels International Inc.
3.70% 01/15/31	14,000	11,910
Chubb INA Holdings Inc.
4.35% 11/03/45	8,000	6,943
Church & Dwight Company Inc.
2.30% 12/15/31	16,000	12,812
Cigna Corp.
2.40% 03/15/30	11,000	9,217
3.25% 04/15/25	11,000	10,595
3.40% 03/01/27 - 03/15/51	31,000	24,807
3.75% 07/15/23	6,000	5,956
3.88% 10/15/47	5,000	3,859
4.13% 11/15/25	21,000	20,535
4.38% 10/15/28	8,000	7,717
4.80% 08/15/38	8,000	7,455
4.90% 12/15/48	5,000	4,539
Cintas Corp. No 2
4.00% 05/01/32	52,000	48,885
Cisco Systems Inc.
5.90% 02/15/39	8,000	8,636
Citigroup Inc.
4.45% 09/29/27	16,000	15,283
4.65% 07/23/48 (d)	37,000	32,171
Citigroup Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56% 05/01/32 (d)	191,000	150,817
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98% 11/05/30 (d)	53,000	44,550
Citigroup Inc. (3.79% fixed rate until 03/17/32; 1.94% + SOFR thereafter)
3.79% 03/17/33 (d)	150,000	128,647
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88% 01/24/39 (d)	10,000	8,276
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70% 12/31/99 (d)	22,000	18,319
CME Group Inc.
2.65% 03/15/32	20,000	16,772

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	37

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
3.75% 06/15/28	$ 9,000	$ 8,676
CMS Energy Corp.
4.88% 03/01/44	15,000	13,649
CNH Industrial Capital LLC
1.95% 07/02/23	33,000	32,438
Comcast Corp.
2.65% 08/15/62	9,000	5,135
2.80% 01/15/51	9,000	5,735
2.89% 11/01/51	21,000	13,591
2.94% 11/01/56	19,000	11,917
2.99% 11/01/63	9,000	5,480
3.20% 07/15/36	10,000	8,108
3.25% 11/01/39	20,000	15,612
3.97% 11/01/47	33,000	26,475
4.15% 10/15/28	4,000	3,845
CommonSpirit Health
4.35% 11/01/42	24,000	20,174
Conagra Brands Inc.
5.30% 11/01/38	7,000	6,621
5.40% 11/01/48	7,000	6,505
ConocoPhillips Co.
4.30% 11/15/44	11,000	9,527
Consolidated Edison Company of New York Inc.
2.90% 12/01/26	18,000	16,498
3.35% 04/01/30	6,000	5,384
3.88% 06/15/47	8,000	6,188
3.95% 04/01/50	19,000	15,111
Constellation Brands Inc.
3.15% 08/01/29	34,000	29,794
3.70% 12/06/26	28,000	26,646
4.50% 05/09/47	9,000	7,584
Continental Resources Inc.
2.88% 04/01/32 (h)	27,000	20,048
3.80% 06/01/24	146,000	141,959
4.50% 04/15/23	86,000	85,698
Corebridge Financial Inc.
3.90% 04/05/32 (h)	120,000	105,108
Corning Inc.
4.38% 11/15/57	7,000	5,447
Corporate Office Properties LP
2.00% 01/15/29	33,000	25,404
2.25% 03/15/26	16,000	14,139
2.75% 04/15/31	13,000	9,732
Crown Castle Inc.
2.90% 03/15/27	60,000	54,617
3.30% 07/01/30	164,000	143,275
4.15% 07/01/50	26,000	20,016
	Principal Amount	Fair Value
5.20% 02/15/49	$ 8,000	$ 7,189
CSL Finance PLC
4.25% 04/27/32 (h)	35,000	32,951
CSX Corp.
4.50% 03/15/49 - 08/01/54	26,000	22,351
CubeSmart LP
2.50% 02/15/32	36,000	27,568
4.38% 02/15/29	16,000	14,784
Cummins Inc.
1.50% 09/01/30	14,000	11,018
2.60% 09/01/50	14,000	8,736
CVS Health Corp.
3.00% 08/15/26	13,000	12,141
3.25% 08/15/29	11,000	9,841
3.63% 04/01/27	11,000	10,440
3.75% 04/01/30	10,000	9,075
3.88% 07/20/25	10,000	9,763
4.25% 04/01/50	9,000	7,226
4.30% 03/25/28	327,000	316,294
4.78% 03/25/38	15,000	13,744
5.00% 12/01/24	15,000	14,880
5.13% 07/20/45	6,000	5,467
5.30% 12/05/43	12,000	11,239
Daimler Trucks Finance North America LLC
2.00% 12/14/26 (h)	150,000	131,790
Danaher Corp.
2.80% 12/10/51	48,000	31,935
Dell International LLC/EMC Corp.
4.00% 07/15/24	20,000	19,628
5.45% 06/15/23	3,000	3,000
6.02% 06/15/26	5,000	5,104
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31% 11/16/27 (d)	150,000	127,435
Devon Energy Corp.
5.00% 06/15/45	4,000	3,443
DH Europe Finance II Sarl
2.60% 11/15/29	11,000	9,624
3.25% 11/15/39	8,000	6,416
3.40% 11/15/49	5,000	3,775
Diamondback Energy Inc.
3.13% 03/24/31	19,000	15,748
3.25% 12/01/26	10,000	9,316
3.50% 12/01/29	10,000	8,773
4.40% 03/24/51	11,000	8,411
Digital Realty Trust LP
3.60% 07/01/29	24,000	21,454

See Notes to Schedules of Investments and Notes to Financial Statements.
38	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
Discovery Communications LLC
3.95% 03/20/28	$ 23,000	$ 20,411
4.95% 05/15/42	4,000	3,024
5.00% 09/20/37	6,000	4,837
Dollar General Corp.
3.50% 04/03/30	40,000	35,849
4.13% 04/03/50	10,000	8,012
Dollar Tree Inc.
4.00% 05/15/25	86,000	83,988
Dominion Energy Inc.
3.07% 08/15/24 (i)	19,000	18,308
3.38% 04/01/30	19,000	16,740
Dover Corp.
2.95% 11/04/29	14,000	12,169
Dow Chemical Co.
6.30% 03/15/33	30,000	31,609
DTE Energy Co.
2.85% 10/01/26	24,000	22,116
Duke Energy Carolinas LLC
3.95% 03/15/48	8,000	6,443
Duke Energy Corp.
2.55% 06/15/31	28,000	22,850
3.30% 06/15/41	35,000	25,611
3.50% 06/15/51	70,000	49,139
3.75% 09/01/46	53,000	39,491
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88% 12/31/99 (d)	40,000	36,498
Duke Energy Progress LLC
4.15% 12/01/44	17,000	14,222
DuPont de Nemours Inc.
5.42% 11/15/48	7,000	6,683
Duquesne Light Holdings Inc.
3.62% 08/01/27 (h)	16,000	14,251
Eastman Chemical Co.
4.65% 10/15/44	11,000	9,110
Eaton Corp.
3.10% 09/15/27	8,000	7,451
Ecolab Inc.
1.30% 01/30/31	14,000	10,681
5.25% 01/15/28	90,000	91,736
Edison International
4.95% 04/15/25	37,000	36,533
5.75% 06/15/27	7,000	7,023
EI du Pont de Nemours & Co.
2.30% 07/15/30	39,000	32,649
	Principal Amount	Fair Value
Elevance Health Inc.
2.88% 09/15/29	$ 127,000	$ 111,394
3.30% 01/15/23	13,000	12,993
3.60% 03/15/51	10,000	7,528
3.70% 09/15/49	9,000	6,875
Emera US Finance LP
2.64% 06/15/31	33,000	25,781
Emerson Electric Co.
1.80% 10/15/27	49,000	42,817
2.75% 10/15/50	59,000	38,284
Empower Finance 2020 LP
1.36% 09/17/27 (h)	24,000	20,032
1.78% 03/17/31 (h)	35,000	26,290
Enbridge Energy Partners LP
5.50% 09/15/40	4,000	3,744
Enbridge Inc.
1.60% 10/04/26	81,000	70,959
Enbridge Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75% 07/15/80 (d)	52,000	47,001
Energy Transfer LP
4.25% 03/15/23	13,000	12,970
4.50% 04/15/24	23,000	22,681
4.95% 06/15/28 (d)	9,000	8,693
5.30% 04/01/44 - 04/15/47	22,000	18,495
5.35% 05/15/45	21,000	17,898
5.75% 02/15/33	20,000	19,618
6.13% 12/15/45	5,000	4,637
6.50% 02/01/42 (d)	9,000	8,892
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75% 12/31/99 (d)	85,000	73,525
Energy Transfer LP/Regency Energy Finance Corp.
4.50% 11/01/23	11,000	10,905
Enterprise Products Operating LLC
4.25% 02/15/48	27,000	21,772
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25% 08/16/77 (d)	7,000	5,722
EOG Resources Inc.
4.15% 01/15/26	4,000	3,925
4.95% 04/15/50	8,000	7,652

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	39

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
5.10% 01/15/36	$ 8,000	$ 7,568
Equinix Inc.
1.25% 07/15/25	14,000	12,681
2.15% 07/15/30	19,000	15,150
ERP Operating LP
4.50% 07/01/44	9,000	7,650
Everest Reinsurance Holdings Inc.
3.13% 10/15/52	26,000	16,157
Eversource Energy
3.45% 01/15/50	14,000	10,239
Exelon Corp.
4.05% 04/15/30	20,000	18,627
4.45% 04/15/46	11,000	9,328
4.70% 04/15/50	11,000	9,662
Extra Space Storage LP
3.90% 04/01/29	15,000	13,465
Exxon Mobil Corp.
2.61% 10/15/30	61,000	53,255
3.45% 04/15/51	12,000	9,096
FedEx Corp.
4.10% 02/01/45	38,000	29,392
Fidelity National Financial Inc.
3.20% 09/17/51	23,000	13,437
Fidelity National Information Services Inc.
1.65% 03/01/28	18,000	14,967
3.10% 03/01/41	6,000	4,155
FirstEnergy Transmission LLC
4.55% 04/01/49 (h)	23,000	18,723
Fiserv Inc.
3.50% 07/01/29	44,000	39,650
4.40% 07/01/49	6,000	4,880
Florida Power & Light Co.
2.85% 04/01/25	38,000	36,412
4.13% 02/01/42	11,000	9,527
Flowers Foods Inc.
2.40% 03/15/31	18,000	14,477
Flowserve Corp.
2.80% 01/15/32	24,000	17,934
Ford Motor Co.
4.35% 12/08/26	38,000	36,010
Fox Corp.
3.50% 04/08/30	30,000	26,530
Freeport-McMoRan Inc.
4.25% 03/01/30	31,000	28,288
GA Global Funding Trust
1.63% 01/15/26 (h)	28,000	24,849
	Principal Amount	Fair Value
General Mills Inc.
3.00% 02/01/51	$ 20,000	$ 13,657
General Motors Co.
5.20% 04/01/45	3,000	2,453
5.40% 04/01/48	8,000	6,581
6.13% 10/01/25	70,000	71,362
6.80% 10/01/27	9,000	9,346
General Motors Financial Company Inc.
1.25% 01/08/26	138,000	121,657
2.35% 01/08/31	14,000	10,574
5.25% 03/01/26	37,000	36,437
Genuine Parts Co.
2.75% 02/01/32	19,000	15,287
Georgia-Pacific LLC
1.75% 09/30/25 (h)	34,000	31,062
3.60% 03/01/25 (h)	89,000	86,241
Gilead Sciences Inc.
2.60% 10/01/40	10,000	7,007
2.80% 10/01/50	15,000	9,707
2.95% 03/01/27	3,000	2,794
3.50% 02/01/25	10,000	9,687
3.65% 03/01/26	8,000	7,722
4.15% 03/01/47	9,000	7,451
4.75% 03/01/46	20,000	18,082
GlaxoSmithKline Capital Inc.
3.63% 05/15/25	17,000	16,608
GlaxoSmithKline Capital PLC
3.38% 06/01/29	14,000	12,917
Glencore Funding LLC
3.88% 04/27/51 (h)	5,000	3,615
Graphic Packaging International LLC
1.51% 04/15/26 (h)	33,000	28,820
Gray Oak Pipeline LLC
2.00% 09/15/23 (h)	59,000	57,294
2.60% 10/15/25 (h)	35,000	31,782
Halliburton Co.
3.80% 11/15/25	2,000	1,945
5.00% 11/15/45	8,000	7,093
HCA Inc.
3.13% 03/15/27 (h)	50,000	45,482
3.50% 09/01/30	19,000	16,348
3.63% 03/15/32 (h)	28,000	23,683
4.63% 03/15/52 (h)	10,000	7,831
5.38% 02/01/25	133,000	132,856
Health Care Service Corp.
2.20% 06/01/30 (h)	18,000	14,410
3.20% 06/01/50 (h)	7,000	4,865

See Notes to Schedules of Investments and Notes to Financial Statements.
40	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
Healthcare Realty Holdings LP
2.00% 03/15/31	$ 10,000	$ 7,562
Helmerich & Payne Inc.
2.90% 09/29/31	14,000	11,335
Hess Corp.
5.60% 02/15/41	3,000	2,841
5.80% 04/01/47	2,000	1,916
Hewlett Packard Enterprise Co.
6.35% 10/15/45	3,000	2,999
Highwoods Realty LP
4.13% 03/15/28 (d)	9,000	8,104
4.20% 04/15/29	23,000	19,902
Honeywell International Inc.
1.75% 09/01/31	21,000	16,637
2.70% 08/15/29	14,000	12,440
Hormel Foods Corp.
1.80% 06/11/30	36,000	29,354
HSBC Holdings PLC (2.87% fixed rate until 11/22/31; 1.41% + SOFR thereafter)
2.87% 11/22/32 (d)	200,000	153,154
Humana Inc.
1.35% 02/03/27	47,000	40,587
2.15% 02/03/32	17,000	13,297
Huntington Bancshares Inc.
2.55% 02/04/30	24,000	19,741
Huntington Ingalls Industries Inc.
2.04% 08/16/28	51,000	42,048
Huntsman International LLC
4.50% 05/01/29	35,000	31,450
Hyundai Capital America
1.30% 01/08/26 (h)	70,000	61,289
Indiana Michigan Power Co.
3.25% 05/01/51	15,000	10,263
Intel Corp.
2.00% 08/12/31	314,000	249,024
2.45% 11/15/29	29,000	24,875
2.60% 05/19/26	23,000	21,468
2.80% 08/12/41	27,000	18,817
2.88% 05/11/24	10,000	9,738
3.10% 02/15/60	10,000	6,237
Intercontinental Exchange Inc.
1.85% 09/15/32	8,000	6,019
2.65% 09/15/40	8,000	5,566
International Business Machines Corp.
2.95% 05/15/50	100,000	65,262
	Principal Amount	Fair Value
International Paper Co.
4.40% 08/15/47	$ 9,000	$ 7,409
ITC Holdings Corp.
2.95% 05/14/30 (h)	40,000	33,828
Jabil Inc.
3.95% 01/12/28	9,000	8,383
4.25% 05/15/27	70,000	66,245
John Deere Capital Corp.
2.45% 01/09/30	156,000	134,491
3.90% 06/07/32 (d)	15,000	13,990
Johnson & Johnson
3.63% 03/03/37 (d)	9,000	8,010
Johnson Controls International PLC
4.50% 02/15/47 (d)	4,000	3,315
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58% 04/22/27 (d)	213,000	187,472
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96% 05/13/31 (d)	69,000	56,810
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16% 04/22/42 (d)	21,000	15,267
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88% 07/24/38 (d)	14,000	11,626
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90% 01/23/49 (d)	53,000	40,845
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96% 01/29/27 (d)	28,000	26,729
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01% 04/23/29 (d)	11,000	10,190

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	41

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03% 07/24/48 (d)	$ 9,000	$ 7,144
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + SOFR thereafter)
4.49% 03/24/31 (d)	75,000	70,138
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60% 12/31/99 (d)	48,000	42,621
Kaiser Foundation Hospitals
3.00% 06/01/51	22,000	14,961
Kansas City Southern/old
3.50% 05/01/50	11,000	7,851
Keurig Dr Pepper Inc.
3.20% 05/01/30	13,000	11,313
3.80% 05/01/50	9,000	6,767
Kinder Morgan Energy Partners LP
4.70% 11/01/42	3,000	2,485
5.00% 03/01/43	8,000	6,849
6.38% 03/01/41	8,000	7,947
Kinder Morgan Inc.
1.75% 11/15/26	95,000	83,824
5.05% 02/15/46	8,000	6,819
KLA Corp.
3.30% 03/01/50	20,000	14,500
4.65% 11/01/24	5,000	4,991
Kraft Heinz Foods Co.
5.20% 07/15/45	26,000	23,958
L3Harris Technologies Inc.
3.85% 12/15/26	23,000	21,976
Lear Corp.
4.25% 05/15/29	8,000	7,204
Leidos Inc.
3.63% 05/15/25	9,000	8,650
4.38% 05/15/30	66,000	59,587
Liberty Mutual Group Inc.
3.95% 05/15/60 (h)	8,000	5,261
Life Storage LP
2.20% 10/15/30	19,000	14,742
Lincoln National Corp.
4.35% 03/01/48	52,000	39,019
	Principal Amount	Fair Value
Lincoln National Corp. (9.25% fixed rate until 12/01/27; 5.32% + 5 year CMT Rate thereafter)
9.25% 12/31/99	$ 40,000	$ 42,303
Lockheed Martin Corp.
3.55% 01/15/26	4,000	3,885
3.80% 03/01/45	4,000	3,278
4.50% 05/15/36	10,000	9,527
Lowe's Companies Inc.
1.30% 04/15/28	9,000	7,474
1.70% 09/15/28 - 10/15/30	185,000	146,156
3.00% 10/15/50	9,000	5,771
3.70% 04/15/46	3,000	2,230
4.05% 05/03/47	13,000	10,207
5.63% 04/15/53	29,000	27,950
LYB International Finance III LLC
3.63% 04/01/51	20,000	13,405
3.80% 10/01/60	8,000	5,203
Marsh & McLennan Companies Inc.
2.90% 12/15/51	41,000	26,391
Masco Corp.
3.50% 11/15/27	3,000	2,775
McCormick & Company Inc.
1.85% 02/15/31	11,000	8,511
3.25% 11/15/25	130,000	123,254
McDonald's Corp.
3.60% 07/01/30	27,000	24,772
3.63% 09/01/49	9,000	6,850
4.88% 12/09/45	8,000	7,416
Medtronic Inc.
4.63% 03/15/45	4,000	3,719
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52	18,000	14,887
Mercedes-Benz Finance North America LLC
5.38% 11/26/25	150,000	150,916
Merck & Company Inc.
1.90% 12/10/28	46,000	39,589
2.45% 06/24/50	11,000	7,035
2.75% 02/10/25 - 12/10/51	48,000	41,445
2.90% 12/10/61	10,000	6,445
4.00% 03/07/49	4,000	3,428
Meta Platforms Inc.
3.85% 08/15/32	60,000	52,796
4.45% 08/15/52	60,000	47,679

See Notes to Schedules of Investments and Notes to Financial Statements.
42	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
MetLife Inc.
4.72% 12/15/44	$ 11,000	$ 9,963
Microchip Technology Inc.
2.67% 09/01/23	99,000	97,042
Micron Technology Inc.
3.37% 11/01/41	22,000	14,709
3.48% 11/01/51	42,000	26,163
Microsoft Corp.
2.40% 08/08/26	26,000	24,254
2.68% 06/01/60	14,000	9,048
2.92% 03/17/52	50,000	35,624
3.45% 08/08/36	4,000	3,550
3.50% 02/12/35	10,000	9,060
Mid-America Apartments LP
2.88% 09/15/51	27,000	17,318
Molson Coors Beverage Co.
4.20% 07/15/46	5,000	3,897
Morgan Stanley
3.63% 01/20/27	4,000	3,776
3.70% 10/23/24	11,000	10,745
4.35% 09/08/26	86,000	83,590
4.38% 01/22/47 (d)	11,000	9,378
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51% 07/20/27 (d)	328,000	284,852
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48% 09/16/36 (d)	148,000	107,956
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80% 01/25/52 (d)	62,000	38,503
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97% 07/22/38 (d)	11,000	9,236
MPLX LP
2.65% 08/15/30	16,000	12,981
5.20% 12/01/47	8,000	6,818
Mylan Inc.
5.20% 04/15/48 (d)	7,000	5,241
National Retail Properties Inc.
4.00% 11/15/25	11,000	10,598
NewMarket Corp.
2.70% 03/18/31	14,000	11,041
Newmont Corp.
4.88% 03/15/42	9,000	8,288
	Principal Amount	Fair Value
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65% 05/01/79 (d)	$ 10,000	$ 9,117
NGPL PipeCo LLC
3.25% 07/15/31 (h)	39,000	31,773
NIKE Inc.
3.38% 03/27/50	9,000	7,052
NiSource Inc.
3.60% 05/01/30	14,000	12,482
3.95% 03/30/48	4,000	3,124
Norfolk Southern Corp.
3.95% 10/01/42	9,000	7,412
Northern Trust Corp.
6.13% 11/02/32	40,000	42,285
NOV Inc.
3.60% 12/01/29	20,000	17,591
Novant Health Inc.
3.32% 11/01/61	15,000	10,037
Novartis Capital Corp.
2.20% 08/14/30	23,000	19,549
3.00% 11/20/25	4,000	3,836
Nutrien Ltd.
4.90% 06/01/43	8,000	7,059
NVIDIA Corp.
2.85% 04/01/30	16,000	13,976
3.50% 04/01/50	9,000	6,811
NXP BV/NXP Funding LLC/NXP USA Inc.
3.25% 11/30/51	35,000	21,853
Oklahoma Gas & Electric Co.
3.25% 04/01/30	10,000	8,689
Oncor Electric Delivery Company LLC
3.80% 09/30/47	6,000	4,883
ONEOK Inc.
4.35% 03/15/29	11,000	10,200
6.10% 11/15/32	30,000	30,109
Oracle Corp.
1.65% 03/25/26	47,000	42,120
2.30% 03/25/28	10,000	8,672
2.40% 09/15/23	10,000	9,797
2.65% 07/15/26	11,000	10,115
2.88% 03/25/31	117,000	97,067
2.95% 04/01/30	30,000	25,608
3.60% 04/01/50	11,000	7,504
3.65% 03/25/41	15,000	11,090
3.80% 11/15/37	4,000	3,156

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	43

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
3.95% 03/25/51	$ 8,000	$ 5,764
4.00% 07/15/46 - 11/15/47	19,000	13,951
4.10% 03/25/61	19,000	13,267
6.15% 11/09/29	65,000	67,575
6.90% 11/09/52	15,000	16,232
Otis Worldwide Corp.
2.06% 04/05/25	72,000	67,419
2.57% 02/15/30	32,000	26,903
3.36% 02/15/50	59,000	41,364
Owens Corning
4.40% 01/30/48	6,000	4,675
Pacific Gas & Electric Co.
2.10% 08/01/27	10,000	8,562
2.50% 02/01/31	23,000	17,882
3.00% 06/15/28	19,000	16,470
3.30% 08/01/40	23,000	15,598
3.50% 08/01/50	9,000	5,665
4.30% 03/15/45	19,000	13,592
PacifiCorp
2.70% 09/15/30	15,000	12,889
2.90% 06/15/52	93,000	61,209
6.25% 10/15/37	14,000	14,878
Packaging Corp. of America
3.05% 10/01/51	28,000	17,980
Paramount Global
2.90% 01/15/27	7,000	6,284
3.70% 06/01/28	8,000	7,137
5.25% 04/01/44	3,000	2,312
Parker-Hannifin Corp.
3.25% 06/14/29	10,000	8,939
4.50% 09/15/29	63,000	60,586
PartnerRe Finance B LLC (4.50% fixed rate until 04/01/30; 3.82% + 5 year CMT Rate thereafter)
4.50% 10/01/50 (d)	25,000	21,391
PayPal Holdings Inc.
2.65% 10/01/26	16,000	14,779
3.25% 06/01/50	9,000	6,189
PepsiCo Inc.
1.63% 05/01/30	10,000	8,160
2.63% 07/29/29	16,000	14,130
2.75% 10/21/51	42,000	29,319
Pfizer Inc.
2.70% 05/28/50	39,000	26,549
3.45% 03/15/29	7,000	6,595
3.60% 09/15/28	15,000	14,375
3.90% 03/15/39	9,000	7,941
4.13% 12/15/46	7,000	6,191
	Principal Amount	Fair Value
4.40% 05/15/44	$ 4,000	$ 3,715
Philip Morris International Inc.
1.50% 05/01/25	102,000	94,354
2.10% 05/01/30	8,000	6,477
3.38% 08/15/29	9,000	8,112
4.13% 03/04/43	4,000	3,163
5.63% 11/17/29	150,000	152,767
Phillips 66 Co.
2.15% 12/15/30	74,000	59,180
3.15% 12/15/29 (h)	49,000	42,739
3.30% 03/15/52	29,000	20,119
3.75% 03/01/28 (h)	9,000	8,302
4.68% 02/15/45 (h)	9,000	7,827
Pioneer Natural Resources Co.
1.13% 01/15/26	57,000	50,795
2.15% 01/15/31	14,000	11,104
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29	19,000	16,513
PPL Capital Funding Inc.
3.10% 05/15/26	15,000	14,037
Precision Castparts Corp.
4.38% 06/15/45	7,000	6,123
Prologis LP
3.05% 03/01/50	6,000	4,047
3.25% 06/30/26	8,000	7,598
Prospect Capital Corp.
3.36% 11/15/26	36,000	30,027
Prudential Financial Inc.
3.94% 12/07/49	18,000	14,130
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70% 09/15/48 (d)	14,000	13,412
Public Service Company of Colorado
3.70% 06/15/28	15,000	14,288
Public Service Electric & Gas Co.
2.38% 05/15/23	39,000	38,635
PVH Corp.
4.63% 07/10/25	43,000	41,524
QUALCOMM Inc.
1.30% 05/20/28	5,000	4,234
4.30% 05/20/47	3,000	2,602
Quanta Services Inc.
2.35% 01/15/32	27,000	20,522

See Notes to Schedules of Investments and Notes to Financial Statements.
44	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
3.05% 10/01/41	$ 32,000	$ 20,961
Quest Diagnostics Inc.
2.95% 06/30/30	6,000	5,187
Raytheon Technologies Corp.
1.90% 09/01/31	82,000	64,301
2.82% 09/01/51	59,000	38,480
3.13% 05/04/27	49,000	45,664
3.50% 03/15/27	9,000	8,575
3.95% 08/16/25	10,000	9,775
4.15% 05/15/45	9,000	7,504
4.45% 11/16/38	8,000	7,272
Realty Income Corp.
2.85% 12/15/32	14,000	11,372
3.00% 01/15/27	5,000	4,630
3.25% 01/15/31	10,000	8,672
Regeneron Pharmaceuticals Inc.
1.75% 09/15/30	28,000	21,678
Regions Financial Corp.
1.80% 08/12/28	71,000	60,236
Republic Services Inc.
2.38% 03/15/33	50,000	39,790
Reynolds American Inc.
4.45% 06/12/25	5,000	4,893
Rio Tinto Finance USA Ltd.
2.75% 11/02/51	12,000	7,962
Rio Tinto Finance USA PLC
4.13% 08/21/42	7,000	6,041
Rockwell Automation Inc.
2.80% 08/15/61	18,000	10,790
4.20% 03/01/49	9,000	7,727
Rogers Communications Inc.
5.00% 03/15/44	3,000	2,555
Roper Technologies Inc.
2.95% 09/15/29	12,000	10,407
Ross Stores Inc.
4.70% 04/15/27	6,000	5,904
Royalty Pharma PLC
0.75% 09/02/23	15,000	14,536
1.20% 09/02/25	18,000	16,115
1.75% 09/02/27	9,000	7,645
2.15% 09/02/31	17,000	12,839
2.20% 09/02/30	8,000	6,251
3.30% 09/02/40	2,000	1,399
RPM International Inc.
3.75% 03/15/27	8,000	7,458
Ryder System Inc.
2.90% 12/01/26	50,000	45,525
	Principal Amount	Fair Value
Salesforce Inc.
1.95% 07/15/31	$ 33,000	$ 26,422
2.70% 07/15/41	28,000	20,008
Schlumberger Holdings Corp.
3.90% 05/17/28 (h)	17,000	15,879
Sealed Air Corp.
1.57% 10/15/26 (h)	114,000	98,438
Selective Insurance Group Inc.
5.38% 03/01/49	4,000	3,410
Sempra Energy
3.80% 02/01/38	6,000	4,919
4.00% 02/01/48	8,000	6,290
Sempra Energy (4.13% fixed rate until 01/01/27; 2.87% + 5 year CMT Rate thereafter)
4.13% 04/01/52 (d)	47,000	37,010
Shell International Finance BV
3.13% 11/07/49	18,000	12,722
3.75% 09/12/46	8,000	6,339
Shire Acquisitions Investments Ireland DAC
2.88% 09/23/23	3,000	2,948
3.20% 09/23/26	4,000	3,760
Simon Property Group LP
3.38% 06/15/27	9,000	8,400
Sonoco Products Co.
2.85% 02/01/32	31,000	25,169
Southern California Edison Co.
4.00% 04/01/47	30,000	23,555
4.20% 03/01/29	23,000	21,880
Southern Company Gas Capital Corp.
3.95% 10/01/46	11,000	8,280
4.40% 05/30/47	2,000	1,597
Southwest Airlines Co.
2.63% 02/10/30	30,000	24,827
Southwestern Electric Power Co.
2.75% 10/01/26	9,000	8,252
Spectra Energy Partners LP
3.38% 10/15/26	3,000	2,800
4.50% 03/15/45	2,000	1,645
Stanley Black & Decker Inc.
3.00% 05/15/32	40,000	33,767
Starbucks Corp.
4.00% 11/15/28	8,000	7,623
Stryker Corp.
1.95% 06/15/30	34,000	27,667

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	45

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
Suncor Energy Inc.
4.00% 11/15/47	$ 3,000	$ 2,281
Sysco Corp.
3.25% 07/15/27	9,000	8,329
5.95% 04/01/30	4,000	4,148
6.60% 04/01/50	3,000	3,268
Take-Two Interactive Software Inc.
3.70% 04/14/27	75,000	70,599
4.00% 04/14/32	15,000	13,269
Tampa Electric Co.
2.40% 03/15/31	34,000	27,537
3.45% 03/15/51	19,000	13,358
4.35% 05/15/44	20,000	16,424
Tapestry Inc.
4.13% 07/15/27	3,000	2,807
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00% 01/15/28	85,000	81,185
Target Corp.
2.50% 04/15/26	9,000	8,431
Teck Resources Ltd.
5.40% 02/01/43 (d)	4,000	3,590
Telefonica Emisiones S.A.
4.10% 03/08/27 (d)	150,000	142,171
Texas Instruments Inc.
3.88% 03/15/39 (d)	9,000	7,941
The Allstate Corp.
4.20% 12/15/46	25,000	20,690
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75% 08/15/53 (d)	33,000	31,079
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63% 12/31/99 (d)	57,000	48,612
The Bank of Nova Scotia (6.57% fixed rate until 04/12/23; 2.65% + 3 month USD LIBOR thereafter)
6.57% 12/31/99 (d)	35,000	32,577
The Boeing Co.
2.20% 02/04/26	73,000	66,351
2.70% 02/01/27	208,000	187,822
2.95% 02/01/30	7,000	5,925
3.25% 03/01/28	8,000	7,161
	Principal Amount	Fair Value
3.55% 03/01/38	$ 6,000	$ 4,420
3.75% 02/01/50 (d)	42,000	28,951
5.04% 05/01/27	52,000	51,457
5.15% 05/01/30	18,000	17,555
5.81% 05/01/50	14,000	13,026
The Charles Schwab Corp.
2.45% 03/03/27	45,000	41,129
2.90% 03/03/32	15,000	12,746
The Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT Rate thereafter)
4.00% 12/31/99 (d)	49,000	38,960
The Cleveland Electric Illuminating Co.
4.55% 11/15/30 (h)	39,000	36,517
The Coca-Cola Co.
2.60% 06/01/50	14,000	9,410
2.75% 06/01/60	7,000	4,711
The Dow Chemical Co.
2.10% 11/15/30	25,000	20,101
3.60% 11/15/50	9,000	6,488
4.25% 10/01/34	8,000	7,190
5.55% 11/30/48	54,000	50,618
The Estee Lauder Companies Inc.
2.38% 12/01/29 (d)	9,000	7,727
The George Washington University
4.13% 09/15/48 (d)	15,000	12,550
The Goldman Sachs Group Inc.
3.85% 01/26/27 (d)	399,000	379,904
4.25% 10/21/25	137,000	134,005
5.15% 05/22/45 (d)	10,000	9,044
The Goldman Sachs Group Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54% 09/10/27 (d)	31,000	26,781
The Goldman Sachs Group Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38% 07/21/32 (d)	19,000	14,729
The Goldman Sachs Group Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91% 07/21/42 (d)	15,000	10,227

See Notes to Schedules of Investments and Notes to Financial Statements.
46	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
The Goldman Sachs Group Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21% 04/22/42 (d)	$ 22,000	$ 15,835
The Goldman Sachs Group Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44% 02/24/43 (d)	37,000	27,265
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81% 04/23/29 (d)	11,000	10,008
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02% 10/31/38 (d)	8,000	6,561
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22% 05/01/29 (d)	22,000	20,491
The Hartford Financial Services Group Inc.
2.80% 08/19/29	74,000	63,291
The Hartford Financial Services Group Inc. 2.13% + 3 month USD LIBOR
6.73% 02/12/67 (d)(h)	16,000	13,371
The Home Depot Inc.
2.70% 04/15/30	110,000	96,038
3.35% 04/15/50	13,000	9,687
3.50% 09/15/56	8,000	5,987
3.90% 12/06/28 - 06/15/47	16,000	14,457
4.50% 12/06/48	7,000	6,410
4.95% 09/15/52	10,000	9,662
The Kroger Co.
2.20% 05/01/30	10,000	8,092
4.65% 01/15/48	5,000	4,317
The Northwestern Mutual Life Insurance Co.
3.45% 03/30/51 (h)	34,000	23,909
The Progressive Corp.
3.00% 03/15/32	57,000	49,505
3.70% 03/15/52 (d)	15,000	11,540
	Principal Amount	Fair Value
The Southern Co.
3.25% 07/01/26	$ 5,000	$ 4,710
3.70% 04/30/30	42,000	37,942
The Toronto-Dominion Bank
3.20% 03/10/32	71,000	61,186
4.46% 06/08/32	35,000	33,272
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + 5 year Swap Rate thereafter)
3.63% 09/15/31 (d)	36,000	33,150
The Travelers Companies Inc.
2.55% 04/27/50	85,000	53,088
The Walt Disney Co.
2.65% 01/13/31	215,000	183,700
3.38% 11/15/26	2,000	1,891
3.60% 01/13/51	11,000	8,435
4.75% 11/15/46	4,000	3,660
6.65% 11/15/37	16,000	18,011
The Williams Companies Inc.
3.75% 06/15/27	2,000	1,885
4.85% 03/01/48	9,000	7,668
4.90% 01/15/45	16,000	13,608
5.30% 08/15/52	15,000	13,512
5.40% 03/04/44	3,000	2,737
The Williams Cos. Inc.
6.10% 10/15/52	15,000	16,155
Thermo Fisher Scientific Inc.
2.80% 10/15/41	17,000	12,528
Time Warner Cable LLC
6.55% 05/01/37	8,000	7,586
T-Mobile USA Inc.
3.75% 04/15/27	236,000	222,513
3.88% 04/15/30	28,000	25,416
4.50% 04/15/50	16,000	13,211
TotalEnergies Capital International S.A.
3.46% 02/19/29 (d)	30,000	27,853
Trane Technologies Luxembourg Finance S.A.
3.55% 11/01/24	15,000	14,597
3.80% 03/21/29	15,000	13,826
TransCanada PipeLines Ltd.
4.25% 05/15/28	31,000	29,447
4.88% 01/15/26	8,000	7,960
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63% 05/20/75 (d)	44,000	41,619

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	47

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
Transcontinental Gas Pipe Line Company LLC
4.00% 03/15/28	$ 9,000	$ 8,461
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80% 12/31/99 (d)	65,000	58,623
TWDC Enterprises 18 Corp.
4.13% 06/01/44	4,000	3,456
Tyco Electronics Group S.A.
3.13% 08/15/27	9,000	8,303
Tyson Foods Inc.
4.00% 03/01/26	38,000	36,763
UDR Inc.
2.10% 08/01/32	16,000	11,883
3.00% 08/15/31	9,000	7,512
Union Pacific Corp.
3.55% 05/20/61	21,000	15,365
3.60% 09/15/37	6,000	5,085
3.80% 04/06/71	11,000	8,121
4.10% 09/15/67	9,000	7,093
UnitedHealth Group Inc.
2.00% 05/15/30	250,000	206,910
4.20% 05/15/32	25,000	23,762
4.45% 12/15/48	15,000	13,375
4.75% 07/15/45 - 05/15/52	85,000	78,992
6.05% 02/15/63	10,000	11,011
Utah Acquisition Sub Inc.
3.95% 06/15/26	5,000	4,673
Ventas Realty LP
3.25% 10/15/26	18,000	16,653
Verizon Communications Inc.
2.10% 03/22/28	256,000	222,077
2.36% 03/15/32	131,000	103,888
2.55% 03/21/31	187,000	153,901
3.00% 03/22/27	52,000	48,354
3.40% 03/22/41	19,000	14,308
3.55% 03/22/51	14,000	10,022
3.70% 03/22/61	29,000	20,327
4.40% 11/01/34	48,000	44,130
4.86% 08/21/46	21,000	19,022
Viatris Inc.
4.00% 06/22/50	10,000	6,195
Virginia Electric & Power Co.
4.00% 11/15/46	15,000	11,878
Visa Inc.
2.70% 04/15/40	12,000	9,089
	Principal Amount	Fair Value
Vistra Operations Company LLC
3.55% 07/15/24 (h)	$ 55,000	$ 52,781
Viterra Finance BV
2.00% 04/21/26 (h)	200,000	172,772
Vodafone Group PLC
5.25% 05/30/48	4,000	3,552
Vontier Corp.
2.40% 04/01/28	42,000	33,155
2.95% 04/01/31	39,000	28,359
Vornado Realty LP
2.15% 06/01/26	48,000	40,662
3.50% 01/15/25	10,000	9,395
Vulcan Materials Co.
3.90% 04/01/27	4,000	3,798
Walgreens Boots Alliance Inc.
4.10% 04/15/50	3,000	2,208
Walmart Inc.
1.80% 09/22/31	17,000	13,861
2.50% 09/22/41	17,000	12,415
2.65% 09/22/51	8,000	5,479
Warnermedia Holdings Inc.
5.05% 03/15/42 (h)	22,000	16,918
5.14% 03/15/52 (h)	10,000	7,343
5.39% 03/15/62 (h)	10,000	7,326
Waste Connections Inc.
2.20% 01/15/32 (d)	77,000	61,253
2.95% 01/15/52	37,000	24,632
WEC Energy Group Inc.
3.55% 06/15/25	9,000	8,608
Wells Fargo & Co.
4.15% 01/24/29	31,000	29,126
4.75% 12/07/46 (d)	28,000	23,459
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39% 06/02/28 (d)	108,000	95,247
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07% 04/30/41 (d)	36,000	25,736
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20% 06/17/27 (d)	253,000	234,865

See Notes to Schedules of Investments and Notes to Financial Statements.
48	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88% 12/31/99 (d)	$ 71,000	$ 68,993
Westlake Corp.
2.88% 08/15/41	11,000	7,223
3.13% 08/15/51	11,000	6,834
3.38% 08/15/61	10,000	5,902
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89% 02/04/30 (d)	24,000	22,003
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11% 07/24/34 (d)	15,000	12,848
Weyerhaeuser Co.
4.00% 03/09/52	25,000	18,950
Willis North America Inc.
3.88% 09/15/49	14,000	9,958
Workday Inc.
3.50% 04/01/27	144,000	134,686
3.70% 04/01/29	55,000	50,451
WPP Finance 2010
3.75% 09/19/24	18,000	17,434
Xcel Energy Inc.
3.40% 06/01/30	16,000	14,271
Yamana Gold Inc.
2.63% 08/15/31	34,000	25,459
Zoetis Inc.
3.00% 09/12/27	5,000	4,623
3.90% 08/20/28 (d)	9,000	8,556
5.60% 11/16/32	60,000	62,254
		24,311,582
Non-Agency Collateralized Mortgage Obligations - 2.0%
BANK 2017-BNK7
3.18% 09/15/60	617,000	561,157
BANK 2018-BNK15
4.41% 11/15/61 (d)	320,000	306,498
BPR Trust 2022-OANA 1.90% + 1 month Term SOFR
6.23% 04/15/37 (d)(h)	117,967	116,163
Cantor Commercial Real Estate Lending 2019-CF3
3.01% 01/15/53	139,000	120,029
	Principal Amount	Fair Value
CD 2019-CD8 Mortgage Trust
2.91% 08/15/57	$ 246,000	$ 212,526
Citigroup Commercial Mortgage Trust 2015-GC33
3.78% 09/10/58	100,000	95,347
Citigroup Commercial Mortgage Trust 2016-P6
3.72% 12/10/49 (d)	119,583	112,302
4.03% 12/10/49 (d)	78,331	71,607
COMM 2012-CCRE3 Mortgage Trust
3.92% 10/15/45 (h)	100,000	88,827
COMM 2014-CR14 Mortgage Trust
4.53% 02/10/47 (d)	55,000	53,584
GS Mortgage Securities Trust 2015-GS1
4.42% 11/10/48 (d)	117,000	93,889
GS Mortgage Securities Trust 2017-GS5
3.67% 03/10/50 (d)	240,062	224,181
GS Mortgage Securities Trust 2018-GS9
4.14% 03/10/51 (d)	73,000	66,945
GS Mortgage Securities Trust 2019-GC42
2.75% 09/01/52	419,000	358,573
GS Mortgage Securities Trust 2019-GSA1
3.05% 11/10/52 (d)	493,000	428,710
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.05% 07/15/45 (d)	25,000	24,708
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.65% 11/15/48 (d)	71,000	51,473
MASTR Alternative Loan Trust 2003-5
5.00% 08/25/18 (f)	226	28
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.85% 03/15/48 (d)(f)	706,841	9,431
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.32% 08/15/50	129,943	109,621
Wells Fargo Commercial Mortgage Trust 2015-C26
1.20% 02/15/48 (d)(f)	752,804	14,868

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	49

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
WFRBS Commercial Mortgage Trust 2013-C17
4.26% 12/15/46	$ 55,000	$ 53,977
WFRBS Commercial Mortgage Trust 2014-LC14
4.35% 03/15/47 (d)	123,000	119,055
		3,293,499
Municipal Bonds and Notes - 0.1%
American Municipal Power Inc.
6.27% 02/15/50	25,000	26,429
Board of Regents of the University of Texas System
3.35% 08/15/47	25,000	19,226
Port Authority of New York & New Jersey
4.46% 10/01/62	70,000	60,742
State of California
4.60% 04/01/38	50,000	47,068
State of Illinois
5.10% 06/01/33	25,000	23,994
		177,459
Total Bonds and Notes (Cost $73,193,127)		67,739,371
	Number of Shares
Exchange Traded & Mutual Funds - 25.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio (Cost $42,251,968)	425,386	42,695,979
Total Investments in Securities (Cost $157,596,442)		164,130,114
	Number of Shares	Fair Value
Short-Term Investments - 10.6%
Dreyfus Treasury Obligations Cash Management Fund - Institutional Shares 3.56%	116,548	$ 116,548
State Street Institutional Treasury Money Market Fund - Premier Class 3.79% (j)(k)	8,599,525	8,599,525
State Street Institutional Treasury Plus Fund - Premier Class 4.14% (j)(k)	116,548	116,548
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.16% (j)(k)	8,748,612	8,748,612
Total Short-Term Investments (Cost $17,581,233)		17,581,233
Total Investments (Cost $175,177,675)		181,711,347
Liabilities in Excess of Other Assets, net - (9.5)%		(15,705,403)
NET ASSETS - 100.0%		$ 166,005,944

Other Information:
Centrally Cleared Credit Default Swaps
Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$2,515	5.00%/ Quarterly	12/20/27	$14,692	$(99,785)	$114,477

See Notes to Schedules of Investments and Notes to Financial Statements.
50	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2022
The Fund had the following long futures contracts open at December 31, 2022:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	March 2023	15	$ 1,908,619	$ 1,880,156	$ (28,463)
U.S. Ultra Long-Term Treasury Bond Futures	March 2023	7	957,739	940,187	(17,552)
2 Yr. U.S. Treasury Notes Futures	March 2023	29	5,938,696	5,947,266	8,570
S&P 500 E-mini Index Futures	March 2023	2	399,683	386,100	(13,583)
					$ (51,028)
The Fund had the following short futures contracts open at December 31, 2022:
Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	March 2023	26	$ (2,945,009)	$ (2,919,719)	$ 25,290
10 Yr. U.S. Treasury Ultra Futures	March 2023	4	(479,379)	(473,125)	6,254
5 Yr. U.S. Treasury Notes Futures	March 2023	24	(2,592,885)	(2,590,112)	2,773
					$ 34,317
During the fiscal year ended December 31, 2022, average notional values related to derivative contracts were as follows:
	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts
Average Notional Value	$10,732,477	$6,142,468	$2,285,854
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At December 31, 2022, all or a portion of this security was pledged to cover collateral requirements for futures.
(b)	Non-income producing security.
(c)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's sub-administrator, custodian and accounting agent.
(d)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(f)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(g)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	51

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2022
(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, these securities amounted to $1,876,265 or 1.13% of the net assets of the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(i)	Step coupon bond.
(j)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(k)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2022.
*	Less than 0.05%.
Abbreviations:
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$ 52,395,423	$ —	$ —	$ 52,395,423
Foreign Equity	1,299,341	—	—	1,299,341
U.S. Treasuries	—	18,067,640	—	18,067,640
Agency Mortgage Backed	—	21,471,678	—	21,471,678
Agency Collateralized Mortgage Obligations	—	333,742	—	333,742
Asset Backed	—	83,771	—	83,771
Corporate Notes	—	24,311,582	—	24,311,582
Non-Agency Collateralized Mortgage Obligations	—	3,293,499	—	3,293,499
Municipal Bonds and Notes	—	177,459	—	177,459
Exchange Traded & Mutual Funds	42,695,979	—	—	42,695,979
Short-Term Investments	17,581,233	—	—	17,581,233
Total Investments in Securities	$ 113,971,976	$ 67,739,371	$ —	$ 181,711,347
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Appreciation	$ —	$ 114,477	$ —	$ 114,477
Long Futures Contracts - Unrealized Appreciation	8,570	—	—	8,570
Long Futures Contracts - Unrealized Depreciation	(59,598)	—	—	(59,598)
Short Futures Contracts - Unrealized Appreciation	34,317	—	—	34,317
Total Other Financial Instruments	$ (16,711)	$ 114,477	$ —	$ 97,766
The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at December 31, 2022 (unaudited):
Industry	Domestic	Foreign	Total
Exchange Traded Funds	23.50%	0.00%	23.50%
Systems Software	1.87%	0.00%	1.87%
Technology Hardware, Storage & Peripherals	1.85%	0.01%	1.86%
Pharmaceuticals	1.43%	0.00%	1.43%
Semiconductors	1.23%	0.04%	1.27%
Interactive Media & Services	1.17%	0.00%	1.17%
Data Processing & Outsourced Services	0.94%	0.00%	0.94%
Diversified Banks	0.87%	0.00%	0.87%
Healthcare Equipment	0.70%	0.10%	0.80%
Integrated Oil & Gas	0.75%	0.00%	0.75%
See Notes to Schedules of Investments and Notes to Financial Statements.
52	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2022
Industry	Domestic	Foreign	Total
Biotechnology	0.74%	0.00%	0.74%
Internet & Direct Marketing Retail	0.72%	0.00%	0.72%
Managed Healthcare	0.69%	0.00%	0.69%
Electric Utilities	0.62%	0.00%	0.62%
Application Software	0.60%	0.00%	0.60%
Life Sciences Tools & Services	0.58%	0.00%	0.58%
Aerospace & Defense	0.56%	0.00%	0.56%
Soft Drinks	0.51%	0.00%	0.51%
Multi-Sector Holdings	0.51%	0.00%	0.51%
Household Products	0.47%	0.00%	0.47%
Oil & Gas Exploration & Production	0.41%	0.00%	0.41%
Home Improvement Retail	0.41%	0.00%	0.41%
Automobile Manufacturers	0.39%	0.00%	0.39%
Restaurants	0.38%	0.00%	0.38%
Specialized REITs	0.38%	0.00%	0.38%
Hypermarkets & Super Centers	0.37%	0.00%	0.37%
IT Consulting & Other Services	0.19%	0.15%	0.34%
Financial Exchanges & Data	0.34%	0.00%	0.34%
Investment Banking & Brokerage	0.34%	0.00%	0.34%
Packaged Foods & Meats	0.31%	0.00%	0.31%
Movies & Entertainment	0.30%	0.00%	0.30%
Property & Casualty Insurance	0.18%	0.10%	0.28%
Industrial Conglomerates	0.28%	0.00%	0.28%
Regional Banks	0.27%	0.00%	0.27%
Integrated Telecommunication Services	0.27%	0.00%	0.27%
Multi-Utilities	0.27%	0.00%	0.27%
Communications Equipment	0.26%	0.00%	0.26%
Industrial Machinery	0.24%	0.01%	0.25%
Healthcare Services	0.25%	0.00%	0.25%
Semiconductor Equipment	0.23%	0.02%	0.25%
Asset Management & Custody Banks	0.24%	0.00%	0.24%
Railroads	0.23%	0.00%	0.23%
Tobacco	0.22%	0.00%	0.22%
Specialty Chemicals	0.21%	0.00%	0.21%
Industrial Gases	0.06%	0.15%	0.21%
Insurance Brokers	0.18%	0.02%	0.20%
Construction Machinery & Heavy Trucks	0.20%	0.00%	0.20%
Air Freight & Logistics	0.18%	0.00%	0.18%
Cable & Satellite	0.18%	0.00%	0.18%
Electrical Components & Equipment	0.17%	0.00%	0.17%
Hotels, Resorts & Cruise Lines	0.17%	0.00%	0.17%
Consumer Finance	0.15%	0.00%	0.15%
Life & Health Insurance	0.15%	0.00%	0.15%
Oil & Gas Refining & Marketing	0.14%	0.00%	0.14%
General Merchandise Stores	0.14%	0.00%	0.14%
Footwear	0.14%	0.00%	0.14%
Building Products	0.09%	0.04%	0.13%
Oil & Gas Equipment & Services	0.13%	0.00%	0.13%
Apparel Retail	0.12%	0.00%	0.12%
Oil & Gas Storage & Transportation	0.11%	0.00%	0.11%
Automotive Retail	0.11%	0.00%	0.11%
Agricultural & Farm Machinery	0.11%	0.00%	0.11%
Residential REITs	0.11%	0.00%	0.11%
Research & Consulting Services	0.11%	0.00%	0.11%
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	53

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2022
Industry	Domestic	Foreign	Total
Retail REITs	0.10%	0.00%	0.10%
Healthcare Distributors	0.10%	0.00%	0.10%
Industrial REITs	0.10%	0.00%	0.10%
Interactive Home Entertainment	0.09%	0.00%	0.09%
Environmental & Facilities Services	0.09%	0.00%	0.09%
Fertilizers & Agricultural Chemicals	0.08%	0.00%	0.08%
Wireless Telecommunication Services	0.08%	0.00%	0.08%
Trading Companies & Distributors	0.07%	0.00%	0.07%
Multi-Line Insurance	0.07%	0.00%	0.07%
Electronic Equipment & Instruments	0.07%	0.00%	0.07%
Home Building	0.07%	0.00%	0.07%
Paper Packaging	0.05%	0.02%	0.07%
Electronic Components	0.06%	0.00%	0.06%
Diversified Support Services	0.06%	0.00%	0.06%
Airlines	0.06%	0.00%	0.06%
Health Care REITs	0.06%	0.00%	0.06%
Healthcare Facilities	0.05%	0.00%	0.05%
Specialty Stores	0.05%	0.00%	0.05%
Personal Products	0.05%	0.00%	0.05%
Commodity Chemicals	0.05%	0.00%	0.05%
Copper	0.05%	0.00%	0.05%
Steel	0.05%	0.00%	0.05%
Agricultural Products	0.05%	0.00%	0.05%
Distributors	0.05%	0.00%	0.05%
Distillers & Vintners	0.04%	0.00%	0.04%
Casinos & Gaming	0.04%	0.00%	0.04%
Construction Materials	0.04%	0.00%	0.04%
Trucking	0.04%	0.00%	0.04%
Gold	0.04%	0.00%	0.04%
Food Distributors	0.03%	0.00%	0.03%
Electronic Manufacturing Services	0.00%	0.03%	0.03%
Healthcare Supplies	0.03%	0.00%	0.03%
Auto Parts & Equipment	0.01%	0.02%	0.03%
Office REITs	0.03%	0.00%	0.03%
Internet Services & Infrastructure	0.03%	0.00%	0.03%
Advertising	0.03%	0.00%	0.03%
Food Retail	0.03%	0.00%	0.03%
Water Utilities	0.03%	0.00%	0.03%
Drug Retail	0.02%	0.00%	0.02%
Real Estate Services	0.02%	0.00%	0.02%
Technology Distributors	0.02%	0.00%	0.02%
Apparel, Accessories & Luxury Goods	0.02%	0.00%	0.02%
Broadcasting	0.02%	0.00%	0.02%
Construction & Engineering	0.02%	0.00%	0.02%
Independent Power Producers & Energy Traders	0.02%	0.00%	0.02%
Computer & Electronics Retail	0.02%	0.00%	0.02%
Gas Utilities	0.02%	0.00%	0.02%
Metal & Glass Containers	0.01%	0.00%	0.01%
Reinsurance	0.00%	0.01%	0.01%
Consumer Electronics	0.00%	0.01%	0.01%
Hotel & Resort REITs	0.01%	0.00%	0.01%
Brewers	0.01%	0.00%	0.01%
Publishing	0.01%	0.00%	0.01%
Household Appliances	0.01%	0.00%	0.01%
See Notes to Schedules of Investments and Notes to Financial Statements.
54	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2022
Industry	Domestic	Foreign	Total
Human Resource & Employment Services	0.01%	0.00%	0.01%
Leisure Products	0.01%	0.00%	0.01%
Home Furnishings	0.00%	0.00%	0.00%***
Housewares & Specialties	0.00%	0.00%	0.00%***
Alternative Carriers	0.00%	0.00%	0.00%***
			53.04%
Sector	Percentage (based on Fair Value)
Corporate Notes	13.38%
Agency Mortgage Backed	11.82%
U.S. Treasuries	9.94%
Non-Agency Collateralized Mortgage Obligations	1.81%
Agency Collateralized Mortgage Obligations	0.18%
Municipal Bonds and Notes	0.10%
Asset Backed	0.05%
37.28%
Sector	Percentage (based on Fair Value)
Short-Term Investments	9.68%
9.68%
100.00%

***	Less than 0.005%.

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Corp.	712	$ 66,216	$ 22,012	$ 31,554	$ (2,484)	$ (8,269)	592	$ 45,921	$ 1,574
State Street Global All Cap Equity ex-U.S. Index Portfolio	439,651	54,037,441	9,120,590	11,244,999	175,662	(9,392,715)	425,386	42,695,979	980,590
State Street Institutional Treasury Money Market Fund - Premier Class	5,372,404	5,372,404	31,371,375	28,144,254	—	—	8,599,525	8,599,525	84,281
State Street Institutional Treasury Plus Fund - Premier Class	2,309,897	2,309,897	7,909,544	10,102,893	—	—	116,548	116,548	50,978
State Street Institutional U.S. Government Money Market Fund - Class G Shares	5,658,078	5,658,078	57,068,804	53,978,270	—	—	8,748,612	8,748,612	92,603
TOTAL		$67,444,036	$105,492,325	$103,501,970	$173,178	$(9,400,984)		$60,206,585	$1,210,026
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	55

Elfun Tax-Exempt Income Fund
Management's Discussion of Fund Performance — December 31, 2022 (Unaudited)
The Elfun Tax-Exempt Income Fund (the “Fund”) seeks to provide as high a level of current interest income exempt from federal income taxation as is available from a concentration of investments in municipal bonds consistent with prudent investment management and the preservation of capital. The Fund’s benchmark is the Bloomberg U.S. Municipal Bond Index (the “Index”).
For the 12-month period ended December 31, 2022 (the “Reporting Period”), the total return for the Fund was -8.44% and the return for the Index was -8.53%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is un-managed; therefore, Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
It’s not an understatement to say that 2022 will be recorded in the record books for all the wrong reasons for bondholders, as we experienced a decline in new issuance, a rise in geopolitics, concerns about inflation, tight labor markets, and the U.S. dollar’s surge. These factors led the Federal Reserve Board to adopt a much more hawkish stance as it embarked on an aggressive tightening cycle. The tax-exempt market experienced both liquidity pressures (which has persisted throughout the year) and uncommon market volatility creating a need to remain nimble in managing the fund. The tax-exempt market started the year very rich to treasuries but as we moved into the spring, tax-exempt municipals cheapened to historical levels driven by liquidity and market volatility pressure. As we closed out the year the tax-exempt market yields have returned to being rich compared to Treasuries.
During the past year, performance of the Fund was influenced by its defensive credit profile as well as curve positioning. We have shortened the overall portfolio duration in response to the Federal Reserve’s continued path toward higher rates. We have positioned the Fund for a narrowing between short and long-term yields using a barbell approach. An overweight in the front-end of the yield curve helps to minimize negative impact of rising rates. An overweight in long-end of the yield curve is used to maximum tax-exempt income. During 2022 yields increased across the curve providing the fund with the opportunity to increase the Fund’s book yield. We have also significantly increased the overall portfolio quality as we remain defensive headed into the new year.
We remain focused on managing the Fund’s credit risk while maximizing tax-exempt income. The increased liquidity pressures and market volatility experienced during the past year led us to be more defensive in the Fund’s composition. We believe the Fund is well positioned for the current market conditions. Tax-exempt ratios remain at multi-year tights. Flows out of the asset class were at record levels during 2022.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
56	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Performance Summary — December 31, 2022 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $1,041,290 (in thousands) as of December 31, 2022 (a)(b)
Quality Ratings
as of December 31, 2022 as a % of Fair Value (a)(b)
Moody’s / S&P / Rating*	Percentage of Fair Value
Aaa / AAA	12.64%
Aa / AA	52.18%
A / A	26.59%
Baa / BBB	5.50%
NR / Other	3.09%
100.00%
Average Annual Total Return for the years ended December 31, 2022
(Inception date 1/1/80)
	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
Elfun Tax-Exempt Income Fund	(8.44)%	1.02%	1.86%	$12,028
Bloomberg U.S. Municipal Bond Index	(8.53)%	1.25%	2.13%	$12,348

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional Treasury Plus Fund — Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
*	Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standard of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. (“SSGA FM”) develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.
Elfun Tax-Exempt Income Fund	57

Elfun Tax-Exempt Income Fund
Performance Summary, continued — December 31, 2022 (Unaudited)
Change in Value of a $10,000 Investment
Yearly periods ended December 31
58	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Understanding Your Fund’s Expenses — December 31, 2022 (Unaudited)
As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2022.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value July 1, 2022	$1,000.00	$1,000.00
Ending Account value December 31, 2022	$1,002.40	$1,024.10
Expenses Paid During Period*	$ 1.06	$ 1.07
*	Expenses are equal to the Fund's annualized expense ratio of 0.21%** (for the period July 1, 2022 - December 31, 2022), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year's data.

Elfun Tax-Exempt Income Fund	59

Elfun Tax-Exempt Income Fund
Schedule of Investments — December 31, 2022
	Principal Amount	Fair Value
Municipal Bonds and Notes - 97.9% †
Alaska - 0.1%
Municipality of Anchorage AK Solid Waste Services Revenue
5.00% 11/01/35	$ 1,230,000	$ 1,401,984
Arizona - 1.9%
Arizona State University Revenue
5.00% 07/01/41	1,000,000	1,031,476
City of Mesa AZ Utility System Revenue
5.00% 07/01/43	1,500,000	1,616,283
City of Phoenix Civic Improvement Corp. Revenue
5.00% 07/01/42	1,665,000	1,697,773
City of Phoenix Civic Improvement Corp. Revenue (NPFG Insured)
5.50% 07/01/23 - 07/01/24	7,260,000	7,441,973
Maricopa County Industrial Development Authority Revenue
4.00% 01/01/41	3,000,000	2,883,799
The University of Arizona Revenue
5.00% 06/01/46	5,000,000	5,166,897
		19,838,201
Arkansas - 0.4%
University of Arkansas Revenue
5.00% 11/01/46 - 11/01/47	3,580,000	3,749,444
California - 8.9%
California Health Facilities Financing Authority Revenue
5.00% 11/15/39 - 11/15/49	6,315,000	6,379,735
California State Public Works Board Revenue
5.25% 09/01/29	10,160,000	10,331,227
California State University Revenue
4.00% 11/01/45	5,900,000	5,771,048
City of Los Angeles CA Wastewater System Revenue
5.00% 06/01/48	10,000,000	10,635,480
City of Los Angeles Department of Airports Revenue
5.00% 05/15/36	205,000	215,162
5.50% 05/15/36	1,000,000	1,112,066
Fresno Unified School District GO,
4.00% 08/01/47 (a)	5,000,000	5,103,212
Los Angeles Department of Water & Power Revenue
5.00% 07/01/48	5,500,000	5,823,705
Mount San Antonio Community College District GO,
4.00% 08/01/49	3,000,000	2,905,943
San Francisco Bay Area Rapid Transit District GO,
3.00% 08/01/37	2,440,000	2,158,946
San Francisco City & County Airport Comm-San Francisco International Airport Revenue
5.00% 05/01/49	7,000,000	7,384,711
San Francisco Unified School District GO,
4.00% 06/15/31	1,115,000	1,183,485
State of California GO,
4.00% 04/01/49	700,000	673,476
5.00% 02/01/31 - 08/01/46	14,605,000	15,322,499
5.00% 12/01/43 (a)	450,000	458,760
	Principal Amount	Fair Value
State of California Department of Water Resources Revenue
5.00% 12/01/29 (a)	$ 8,120,000	$ 8,496,344
University of California Revenue
5.00% 05/15/38 - 05/15/48	9,000,000	9,301,743
		93,257,542
Colorado - 2.0%
City & County of Denver Co. Airport System Revenue
5.00% 11/15/28	500,000	530,831
City & County of Denver Co. Dedicated Excise Tax Revenue
4.00% 08/01/46	2,485,000	2,381,635
City of Colorado Springs Co. Utilities System Revenue
5.00% 11/15/42 - 11/15/47	3,000,000	3,191,467
Colorado Health Facilities Authority Revenue
5.00% 06/01/47 (a)	1,750,000	1,908,672
Regional Transportation District Revenue
4.25% 11/01/36	3,405,000	3,684,475
5.00% 11/01/29	7,925,000	9,041,955
		20,739,035
Connecticut - 4.4%
City of Norwalk GO,
5.00% 08/15/36	1,000,000	1,129,055
Connecticut State Health & Educational Facilities Authority Revenue
1.10% 07/01/48	1,000,000	997,292
5.00% 07/01/46	6,500,000	6,608,153
South Central Connecticut Regional Water Authority Revenue
5.00% 08/01/27 - 08/01/28 (a)	2,195,000	2,221,169
State of Connecticut GO,
4.00% 08/01/33	1,000,000	1,018,398
5.00% 01/15/26 - 08/15/32	1,700,000	1,761,082
State of Connecticut Special Tax Revenue
5.00% 10/01/27 - 10/01/36	23,325,000	23,946,758
State of Connecticut Clean Water Fund - State Revolving Fund Revenue
5.00% 05/01/37	7,000,000	7,507,373
State of Connecticut Special Tax Revenue
5.00% 07/01/27	500,000	549,241
		45,738,521
Delaware - 1.3%
Delaware Transportation Authority Revenue
3.00% 07/01/28	2,000,000	2,004,332
5.00% 09/01/31 - 06/01/55	8,930,000	9,294,011
State of Delaware GO,
3.00% 02/01/33	2,760,000	2,738,203
		14,036,546
District of Columbia - 4.2%
District of Columbia GO,
4.00% 06/01/35 - 10/15/44	10,485,000	10,448,915

See Notes to Schedules of Investments and Notes to Financial Statements.
60	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
5.00% 06/01/38	$ 3,000,000	$ 3,056,671
District of Columbia Revenue
4.00% 05/01/45	1,500,000	1,448,443
5.00% 04/01/42 (a)	6,250,000	6,835,958
District of Columbia Water & Sewer Authority Revenue
4.00% 10/01/38	2,185,000	2,187,592
5.00% 10/01/47	2,000,000	2,160,492
Metropolitan Washington Airports Authority Aviation Revenue
5.00% 10/01/25 - 10/01/47	2,130,000	2,174,077
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
5.00% 10/01/44	5,000,000	5,223,313
Washington Convention & Sports Authority Revenue
5.00% 10/01/28 - 10/01/29	710,000	800,454
Washington Convention & Sports Authority Tax Allocation Revenue.,
5.00% 10/01/29	750,000	850,113
Washington Metropolitan Area Transit Authority Revenue
5.00% 07/01/34 - 07/01/43	8,375,000	8,845,108
		44,031,136
Florida - 2.7%
Broward County FL Water & Sewer Utility Revenue (AGM Insured)
4.00% 10/01/44	1,300,000	1,228,168
City of Fort Lauderdale FL Water & Sewer Revenue
4.00% 09/01/41	1,000,000	1,000,730
City of Lakeland FL Department of Electric Utilities Revenue (AGM Insured)
5.25% 10/01/29	825,000	960,368
County of Broward FL Port Facilities Revenue
4.00% 09/01/38	1,000,000	974,324
5.00% 09/01/26	500,000	531,278
County of Hillsborough FL Utility Revenue
4.00% 08/01/31	3,215,000	3,428,758
County of Miami-Dade Revenue
5.00% 04/01/42	1,000,000	1,093,473
County of Miami-Dade FL Aviation Revenue
5.00% 10/01/36	2,000,000	2,006,986
County of Miami-Dade Seaport Department Revenue
4.00% 10/01/40	3,000,000	2,820,454
County of Miami-Dade Water & Sewer System Revenue
4.00% 10/01/37	3,000,000	2,963,941
5.00% 10/01/43	5,000,000	5,217,957
Martin County Health Facilities Authority Revenue
4.00% 01/01/46	5,000,000	4,647,881
State of Florida GO,
4.00% 07/01/33	335,000	346,208
5.00% 06/01/26	520,000	561,278
		27,781,804
	Principal Amount	Fair Value
Georgia - 5.3%
City of Atlanta GA Airport Passenger Facility Charge Revenue
5.00% 01/01/34	$ 3,500,000	$ 3,561,323
City of Atlanta GA Department of Aviation Revenue
5.00% 07/01/35	1,000,000	1,079,719
City of Atlanta GA Water & Wastewater Revenue
4.00% 11/01/38	1,500,000	1,494,874
5.00% 11/01/28 - 11/01/41	6,000,000	6,350,015
5.25% 11/01/30 (a)	5,690,000	5,799,979
City of Atlanta GA Water & Wastewater Revenue (AGM Insured)
5.75% 11/01/30	4,500,000	5,455,584
Development Authority of Gwinnett County Revenue
5.00% 07/01/37 - 07/01/40	9,325,000	9,780,294
Georgia Ports Authority Revenue
5.00% 07/01/42	1,000,000	1,115,047
Municipal Electric Authority of Georgia Revenue
5.00% 01/01/35	5,500,000	5,606,613
Private Colleges & Universities Authority Revenue
4.00% 10/01/38	1,500,000	1,502,134
State of Georgia GO,
4.00% 07/01/36 - 07/01/38	13,795,000	14,182,448
		55,928,030
Hawaii - 0.5%
State of Hawaii GO,
5.00% 01/01/36	4,850,000	5,339,702
Illinois - 3.4%
Chicago O'Hare International Airport Revenue
5.00% 01/01/38 - 01/01/48	9,605,000	9,816,947
5.25% 01/01/42	8,000,000	8,257,990
Cook County Community College District No. 508 GO,
5.13% 12/01/38	1,000,000	1,000,593
Cook County High School District No 202 Evanston Township GO,
5.00% 12/01/29	1,190,000	1,257,276
Illinois State Toll Highway Authority Revenue
5.00% 01/01/46	500,000	528,555
Metropolitan Water Reclamation District of Greater Chicago GO,
5.00% 12/01/35	975,000	1,033,977
State of Illinois GO,
4.00% 02/01/30	1,500,000	1,512,319
5.00% 03/01/25 - 10/01/30	10,900,000	11,199,083
State of Illinois Sales Tax Revenue
5.00% 06/15/28	500,000	529,471
		35,136,211
Indiana - 0.6%
Indianapolis Local Public Improvement Bond Bank Revenue
4.00% 02/01/44	6,500,000	6,312,676

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Tax-Exempt Income Fund	61

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
Iowa - 0.2%
Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Revenue
4.00% 07/01/34	$ 1,055,000	$ 1,107,763
State of Iowa GO,
5.00% 06/01/29	360,000	408,661
State of Iowa Board of Regents Revenue
3.00% 09/01/30	1,000,000	1,001,458
		2,517,882
Kentucky - 1.3%
Kentucky State Property & Building Commission Revenue
5.00% 02/01/33 - 04/01/37	11,705,000	12,357,270
Louisville Water Co. Revenue
3.00% 11/15/34	1,000,000	944,012
		13,301,282
Maine - 0.2%
Maine Health & Higher Educational Facilities Authority Revenue
5.00% 07/01/48	1,990,000	2,093,019
Maine Municipal Bond Bank Revenue
5.00% 09/01/26	500,000	538,627
		2,631,646
Maryland - 3.2%
City of Baltimore Revenue
4.00% 07/01/34 - 07/01/44	4,400,000	4,312,367
5.00% 07/01/35 - 07/01/46	15,155,000	15,795,100
5.00% 07/01/38 (a)	9,375,000	9,572,622
County of Anne Arundel GO,
5.00% 10/01/47	1,000,000	1,059,392
County of Prince George's GO,
4.00% 07/15/31	1,000,000	1,077,307
State of Maryland Department of Transportation Revenue
4.00% 12/01/29	1,140,000	1,187,145
		33,003,933
Massachusetts - 3.4%
Commonwealth of Massachusetts GO,
4.00% 09/01/42 - 05/01/44	3,005,000	2,906,514
5.00% 03/01/46	7,000,000	7,085,244
5.25% 09/01/43 - 01/01/44	17,950,000	19,380,488
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A-1
4.00% 07/01/38	1,150,000	1,146,177
Massachusetts Development Finance Agency Revenue
4.00% 06/01/49 (a)	1,000,000	1,077,891
Massachusetts Water Resources Authority Revenue
5.00% 08/01/32 (a)	4,140,000	4,189,357
		35,785,671
	Principal Amount	Fair Value
Michigan - 0.8%
Michigan Finance Authority Revenue
5.00% 11/01/31	$ 1,395,000	$ 1,549,162
State of Michigan Revenue
5.00% 03/15/27	4,415,000	4,808,376
University of Michigan Revenue
5.00% 04/01/46 (a)	1,000,000	1,074,380
Warren Consolidated Schools GO,
5.00% 05/01/35	715,000	751,057
		8,182,975
Minnesota - 2.1%
City of Minneapolis GO,
3.00% 12/01/34	1,315,000	1,250,465
City of Rochester Revenue
4.00% 11/15/48	5,330,000	5,087,826
City of St Cloud Revenue
5.00% 05/01/48	2,000,000	2,041,992
City of St Paul MN Sales & Use Tax Revenue
5.00% 11/01/31	1,400,000	1,447,529
Cloquet Independent School District No 94 GO,
4.00% 02/01/36	1,675,000	1,695,113
Maple River Independent School District No 2135 GO,
5.00% 02/01/28	750,000	833,056
Minneapolis-St Paul Metropolitan Airports Commission Revenue
5.00% 01/01/25	1,000,000	1,014,756
State of Minnesota GO,
3.00% 10/01/36	1,220,000	1,113,558
University of Minnesota Revenue
5.00% 09/01/39	4,350,000	4,669,416
Virginia Independent School District No 706 GO,
5.00% 02/01/30	2,500,000	2,770,406
		21,924,117
Missouri - 0.6%
City of Kansas City MO Sanitary Sewer System Revenue
4.00% 01/01/40	1,725,000	1,686,373
Health & Educational Facilities Authority of the State of Missouri Revenue
4.00% 11/15/48	2,200,000	1,960,078
Metropolitan St Louis Sewer District Revenue
5.00% 05/01/45 (a)	480,000	503,717
5.00% 05/01/45 - 05/01/46	2,520,000	2,626,328
		6,776,496
Nebraska - 0.1%
Omaha Public Power District Revenue
5.00% 02/01/35	500,000	576,900
New Hampshire - 0.1%
New Hampshire Business Finance Authority Revenue
5.00% 08/15/27	250,000	271,385

See Notes to Schedules of Investments and Notes to Financial Statements.
62	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
New Hampshire Municipal Bond Bank Revenue
3.00% 02/15/32	$ 1,000,000	$ 976,993
		1,248,378
New Jersey - 6.4%
New Jersey Economic Development Authority Revenue
5.00% 06/15/41 - 06/15/43	11,750,000	11,952,096
5.25% 06/15/40 (a)	220,000	233,558
New Jersey Educational Facilities Authority Revenue
5.50% 09/01/30 - 09/01/33	14,700,000	15,644,273
New Jersey Health Care Facilities Financing Authority Revenue (AGM Insured)
4.13% 07/01/38	6,215,000	6,212,136
New Jersey Transportation Trust Fund Authority Revenue
5.00% 12/15/32 - 06/15/45	8,250,000	8,647,137
5.25% 06/15/32	500,000	566,147
New Jersey Turnpike Authority Revenue
4.00% 01/01/35 - 01/01/48	6,090,000	5,841,585
5.00% 01/01/28 - 01/01/45	16,400,000	16,957,672
State of New Jersey GO,
2.00% 06/01/34	1,000,000	810,725
		66,865,329
New York - 11.4%
Battery Park City Authority Revenue
4.00% 11/01/44	1,590,000	1,556,493
Build NYC Resource Corp. Revenue
5.00% 07/01/41	2,000,000	2,004,851
City of New York GO,
5.00% 08/01/26 - 08/01/43	4,500,000	4,779,952
Hudson Yards Infrastructure Corp. Revenue
4.00% 02/15/43 - 02/15/47	6,830,000	6,263,376
5.00% 02/15/39 - 02/15/45	11,000,000	11,576,005
Metropolitan Transportation Authority Revenue (AGM Insured)
4.00% 11/15/49	5,000,000	4,476,712
Metropolitan Transportation Authority Revenue
5.00% 11/15/29 - 11/15/37	7,960,000	8,008,055
5.25% 11/15/55	1,000,000	999,933
New York City Transitional Finance Authority Building Aid Revenue
5.00% 07/15/36	6,000,000	6,452,510
New York City Transitional Finance Authority Future Tax Secured Revenue
4.00% 11/01/42	5,000,000	4,755,539
5.00% 02/01/41 - 02/01/43	17,500,000	18,101,493
New York City Water & Sewer System Revenue
5.00% 06/15/49	6,460,000	6,761,433
New York Liberty Development Corp. Revenue
3.00% 09/15/43	2,000,000	1,565,560
New York State Dormitory Authority Revenue
4.00% 08/01/38 - 03/15/47	7,655,000	7,315,033
4.25% 10/01/51	610,000	593,425
5.00% 03/15/39 - 03/15/45	18,500,000	19,534,992
	Principal Amount	Fair Value
5.00% 07/01/46 (a)	$ 4,000,000	$ 4,397,486
New York Transportation Development Corp. Revenue
4.00% 07/01/35	2,000,000	1,877,306
Port Authority of New York & New Jersey Revenue
5.00% 01/15/36 - 09/01/48	6,760,000	7,128,088
Utility Debt Securitization Authority Revenue
5.00% 12/15/40	1,000,000	1,074,838
		119,223,080
North Carolina - 0.8%
County of Brunswick Revenue
4.00% 08/01/39	2,235,000	2,262,286
Greater Asheville Regional Airport Authority Revenue
5.00% 07/01/27	550,000	583,796
North Carolina Capital Facilities Finance Agency Revenue
4.00% 10/01/44	2,000,000	2,000,082
The University of North Carolina at Charlotte Revenue
5.00% 10/01/47	3,545,000	3,719,295
		8,565,459
North Dakota - 0.0%*
City of Grand Forks Revenue
5.00% 12/01/27	250,000	265,587
Ohio - 5.7%
City of Cleveland GO,
5.00% 12/01/29	1,250,000	1,323,534
City of Columbus GO,
5.00% 07/01/26 - 08/15/30 (a)	13,055,000	13,195,096
City of Toledo Water System Revenue
5.00% 11/15/27 - 11/15/28 (a)	2,000,000	2,014,754
Columbus Metropolitan Library Revenue
4.00% 12/01/30	995,000	1,076,790
County of Franklin Revenue
5.00% 12/01/47	1,125,000	1,136,443
County of Summit GO,
5.00% 12/01/43	1,000,000	1,096,802
Dublin City School District GO,
4.00% 12/01/30	1,010,000	1,079,597
Northeast Ohio Regional Sewer District Revenue
3.00% 11/15/34	1,385,000	1,287,989
4.00% 11/15/43	7,550,000	7,446,622
5.00% 11/15/38 (a)	12,000,000	12,088,528
Ohio Higher Educational Facility Commission Revenue
4.00% 10/01/47	750,000	697,237
Ohio Turnpike & Infrastructure Commission Revenue
5.25% 02/15/39	13,250,000	13,283,387
University of Cincinnati Revenue
5.00% 06/01/45	3,500,000	3,632,978
		59,359,757

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Tax-Exempt Income Fund	63

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
Oklahoma - 0.8%
City of Bixby OK GO,
4.00% 06/01/32	$ 1,000,000	$ 1,086,142
Oklahoma Capitol Improvement Authority Revenue
5.00% 07/01/28 - 07/01/29	5,000,000	5,141,122
Oklahoma City Zoological Trust OK Sales Tax Revenue
4.00% 06/01/29	1,340,000	1,441,230
The University of Oklahoma Revenue
5.00% 07/01/44	1,000,000	1,005,185
		8,673,679
Oregon - 1.1%
City of Eugene OR Water Utility System Revenue
4.00% 08/01/45	1,000,000	975,154
Clackamas County School District No 7J Lake Oswego GO,
4.00% 06/01/33	1,000,000	1,047,338
Clackamas County School District No 86 Canby GO,
4.00% 06/15/40	3,470,000	3,499,865
Jackson County School District No. 5 Ashland GO,
5.00% 06/15/31	880,000	993,604
Oregon State University Revenue
5.00% 04/01/45	2,000,000	2,062,517
Port of Portland OR Airport Revenue
5.00% 07/01/27 - 07/01/38	2,520,000	2,582,780
		11,161,258
Pennsylvania - 6.1%
Allegheny County Hospital Development Authority Revenue
4.00% 07/15/39	1,500,000	1,414,761
City of Philadelphia GO,
5.00% 02/01/24 - 08/01/36	8,605,000	9,064,211
City of Philadelphia Airport Revenue
5.00% 07/01/28	1,000,000	1,068,978
City of Philadelphia PA Airport Revenue, Series A
4.00% 07/01/40	3,000,000	2,884,555
City of Philadelphia PA Water & Wastewater Revenue
5.00% 10/01/43 - 10/01/47	15,000,000	15,642,796
City of Philadelphia PA Water & Wastewater Revenue
4.00% 10/01/31	4,980,000	5,120,688
City of Pittsburgh GO,
5.00% 09/01/32	250,000	283,606
Commonwealth of Pennsylvania GO,
4.00% 09/15/34	1,475,000	1,497,795
5.00% 07/15/27	640,000	700,667
Delaware River Joint Toll Bridge Commission Revenue
5.00% 07/01/26	1,000,000	1,076,386
Delaware River Port Authority Revenue
5.00% 01/01/26 - 01/01/40	4,100,000	4,385,560
General Authority of Southcentral Pennsylvania Revenue
4.00% 06/01/49	3,015,000	2,786,670
Middletown Area School District GO, (AGM Insured)
4.00% 03/01/36	1,000,000	1,015,257
	Principal Amount	Fair Value
Montgomery County Higher Education and Health Authority Revenue
4.00% 09/01/49	$ 3,000,000	$ 2,599,113
Pennsylvania Economic Development Financing Authority Revenue
4.00% 11/15/42	5,000,000	4,541,096
Pennsylvania Higher Educational Facilities Authority Revenue
5.00% 05/01/41	1,000,000	1,028,760
Pennsylvania Turnpike Commission Revenue
5.00% 12/01/28 - 12/01/43	3,350,000	3,565,306
Springfield School District/Delaware County GO,
4.00% 03/01/43	1,000,000	959,321
The Pennsylvania State University Revenue
5.00% 09/01/47	2,000,000	2,099,379
The School District of Philadelphia GO,
4.00% 09/01/38	1,750,000	1,691,427
5.00% 09/01/28	840,000	917,437
		64,343,769
Rhode Island - 0.9%
Rhode Island Health and Educational Building Corp. Revenue
4.00% 05/15/34	1,400,000	1,463,360
5.00% 09/01/43	5,000,000	5,038,555
Rhode Island Health and Educational Building Corp. Revenue (BAM Insured)
5.00% 05/15/29	200,000	225,990
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund Revenue
5.00% 10/01/28 (a)	2,200,000	2,338,270
		9,066,175
South Carolina - 1.6%
Beaufort County School District GO,
4.00% 03/01/33	2,200,000	2,338,359
City of Columbia Waterworks & Sewer System Revenue Revenue
5.00% 02/01/47	2,425,000	2,652,999
South Carolina Public Service Authority Revenue
5.00% 12/01/37 - 12/01/38	12,000,000	12,206,038
		17,197,396
Tennessee - 1.5%
City of Knoxville TN Electric System Revenue
5.00% 07/01/40	2,840,000	3,142,773
City of Memphis GO,
4.00% 05/01/38 - 06/01/46	9,920,000	9,515,258
County of Hamblen GO,
4.00% 05/01/40	780,000	761,310
Memphis-Shelby County Airport Authority Revenue
5.00% 07/01/31	375,000	408,845

See Notes to Schedules of Investments and Notes to Financial Statements.
64	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue
5.00% 07/01/46	$ 2,000,000	$ 2,095,735
		15,923,921
Texas - 6.3%
Arlington Higher Education Finance Corp. Revenue
5.00% 08/15/28	500,000	554,442
Arlington Independent School District GO,
4.00% 02/15/36	1,220,000	1,241,319
Board of Regents of the University of Texas System Revenue
5.00% 08/15/26	10,000,000	10,842,672
City of Austin TX Airport System Revenue
5.00% 11/15/46	3,000,000	3,052,518
City of Dallas TX Waterworks & Sewer System Revenue
5.00% 10/01/46	3,550,000	3,731,512
City of Houston TX Combined Utility System Revenue
5.00% 05/15/28	5,000,000	5,142,166
City of North Richland Hills GO,
4.00% 02/15/27	1,045,000	1,097,250
Conroe Independent School District GO,
5.00% 02/15/33	500,000	589,513
Dallas Area Rapid Transit Revenue
4.00% 12/01/38	1,700,000	1,682,376
Dallas Fort Worth International Airport Revenue
5.25% 11/01/29	5,000,000	5,099,732
Dallas Independent School District GO,
5.00% 02/15/34	560,000	625,912
Del Valle Independent School District GO,
4.00% 06/15/37	500,000	503,937
Forney Independent School District GO,
5.00% 08/15/39	500,000	559,046
Grand Parkway Transportation Corp. Revenue
5.00% 10/01/48	1,050,000	1,089,471
Greater Texoma Utility Authority Revenue
5.00% 10/01/35	600,000	671,526
Hays Consolidated Independent School District GO,
4.00% 02/15/38	550,000	550,560
Klein Independent School District GO,
5.00% 02/01/43	500,000	535,961
Lower Colorado River Authority Revenue
5.00% 05/15/44	2,000,000	2,042,501
North Texas Tollway Authority Revenue
5.00% 01/01/26 - 01/01/48	10,095,000	10,537,008
Port Authority of Houston of Harris County Texas GO,
5.00% 10/01/27	1,000,000	1,094,176
State of Texas GO,
4.00% 10/01/44	1,985,000	1,932,152
Texas A&M University Revenue
5.00% 05/15/28	500,000	557,480
Texas Municipal Power Agency Revenue (AGM Insured)
3.00% 09/01/28	275,000	271,957
	Principal Amount	Fair Value
Texas Transportation Commission State Highway Fund Revenue
5.00% 04/01/23	$ 10,750,000	$ 10,804,119
Upper Trinity Regional Water District Revenue, (BAM Insured)
5.00% 08/01/28	500,000	556,007
Willis Independent School District GO,
5.00% 02/15/32	500,000	576,444
		65,941,757
Utah - 0.9%
Central Valley Water Reclamation Facility Revenue
3.00% 03/01/30	1,145,000	1,152,907
City of Salt Lake City Public Utilities Revenue
4.00% 02/01/45	1,220,000	1,190,348
City of Salt Lake City UT Airport Revenue
5.00% 07/01/48	2,000,000	2,039,176
City of Salt Lake City UT Public Utilities Revenue
5.00% 02/01/50	3,080,000	3,258,024
The University of Utah Revenue
5.00% 08/01/42	1,685,000	1,860,093
		9,500,548
Virginia - 3.1%
Chesapeake Bay Bridge & Tunnel District Revenue
5.00% 07/01/51	2,000,000	1,964,958
City of Richmond VA Public Utility Revenue
4.00% 01/15/36	4,350,000	4,410,577
County of Fairfax GO,
4.00% 10/01/35	6,645,000	6,928,532
County of Fairfax Sewer Revenue, Series A
4.00% 07/15/40	2,245,000	2,302,857
County of Loudoun GO,
4.00% 12/01/37	2,000,000	2,071,052
University of Virginia Revenue
5.00% 04/01/47	6,000,000	6,370,036
Virginia College Building Authority Revenue
4.00% 09/01/35	1,000,000	1,033,137
Virginia Resources Authority Revenue
4.00% 11/01/41	5,585,000	5,625,833
5.00% 11/01/46	1,720,000	1,817,528
		32,524,510
Washington - 3.0%
City of Seattle WA Drainage & Wastewater Revenue
4.00% 09/01/51	2,000,000	1,874,197
City of Seattle WA Municipal Light & Power Revenue
4.00% 10/01/35 - 09/01/40	5,590,000	5,637,461
5.00% 07/01/52	1,000,000	1,086,213
City of Spokane GO,
3.13% 12/01/33	1,260,000	1,207,584
County of King GO,
4.00% 12/01/34	2,150,000	2,193,271

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Tax-Exempt Income Fund	65

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
County of King WA Sewer Revenue
5.00% 07/01/28	$ 1,060,000	$ 1,093,428
Pierce & King Counties School District No 417 Fife GO,
4.00% 12/01/35	1,450,000	1,497,389
Port of Seattle Revenue
5.00% 04/01/29 - 08/01/42	5,485,000	5,775,125
Snohomish County Public Utility District No 1 Electric System Revenue
5.00% 12/01/51	2,000,000	2,147,020
Spokane County School District No 81 Spokane GO,
4.00% 12/01/39	1,000,000	1,007,362
State of Washington GO,
4.00% 07/01/27	1,175,000	1,242,811
5.00% 08/01/29 - 06/01/44	6,105,000	6,603,470
		31,365,331
Wisconsin - 0.6%
State of Wisconsin GO,
4.00% 05/01/30 - 05/01/40	3,975,000	4,010,449
5.00% 05/01/38	2,105,000	2,187,780
		6,198,229
Total Municipal Bonds and Notes (Cost $1,040,934,261)		1,025,415,897
Short-Term Investments - 1.5%
State Street Institutional Treasury Plus Fund - Premier Class 4.15% (b)(c) (Cost $15,874,392)	15,874,392	15,874,392
Total Investments (Cost $1,056,808,653)		1,041,290,289
Other Assets and Liabilities, net - 0.6%		5,946,145
NET ASSETS - 100.0%		$ 1,047,236,434
Notes to Schedule of Investments – December 31, 2022
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2022.
*	Less than 0.05%.
Abbreviations:
BAM - Build America Mutual Assurance Company
NPFG - National Public Finance Guaranty Corporation

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds and Notes	$ —	$ 1,025,415,897	$ —	$ 1,025,415,897
Short-Term Investments	15,874,392	—	—	15,874,392
Total Investments in Securities	$ 15,874,392	$ 1,025,415,897	$ —	$ 1,041,290,289

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	3,950,909	$3,950,909	$188,950,816	$177,027,333	$—	$—	15,874,392	$15,874,392	$167,743
See Notes to Schedules of Investments and Notes to Financial Statements.
66	Elfun Tax-Exempt Income Fund

Elfun Income Fund
Management's Discussion of Fund Performance — December 31, 2022 (Unaudited)
The Elfun Income Fund (the “Fund”) seeks to provide a high level of income consistent with prudent investment management and the preservation of capital. The Fund’s benchmark is the Bloomberg U.S. Aggregate Bond Index (the “Index”).
For the 12-month period ended December 31, 2022 (the “Reporting Period”), the total return for the Fund was -13.47%, and the return for the Index was -13.01%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Duration was the primary driver of the Fund's performance during the Reporting Period relative to the Index. A modest duration over-weight relative to the Index during the Reporting Period, where the ten year Treasury yield increased 237bps, explains the Fund’s under-performance relative to the Index, and it explains the negative absolute return for both the Fund and the Index. Asset allocation and security selection, which each had a positive impact, had a limited impact on the Fund’s relative performance to the Index.
Our view in the fourth quarter of 2021 was that the Fed would have the latitude to engineer a soft landing of the economy during the Reporting Period and that the market had priced in too many rate hikes for the Reporting Period, which led to a modest duration over-weight relative to the Index. Despite this positive economic outlook, credit spreads began the Reporting Period at the rich side of long-term fair value with a bearish trend, which led the Fund to have a cyclically low over-weight allocation relative to the Index. During the Reporting Period, Russia’s invasion of Ukraine and China COVID-19 lock-downs caused inflation and interest rates to rise sharply and caused credit spreads to widen. The Fund’s cyclically low credit over-weight relative to the Index was increased over the Reporting Period at wider spreads and positive trend signals, which is why the Fund’s credit allocation was a positive contributor to performance, despite the fact that credit performance versus duration-equivalent treasuries was negative over the Reporting Period, with investment-grade credit and high yield under-performing risk-free assets during the Reporting Period. The Fund’s asset allocation over-weight to high yield generated positive excess returns to the Index.
The Fund used treasury futures and index credit default swaps in order to actively manage duration and credit spread duration during the Reporting Period. The Fund’s use of index credit default swaps contributed to Fund performance relative to the Index, while its use of treasury futures detracted from Fund performance.
Security selection in the commercial mortgage-backed securities and agency mortgage-backed securities allocations generated positive excess returns as our bottom-up fundamental underwriting assisted our portfolio construction process to select higher value securities, while security selection in investment-grade credit detracted from the Fund's performance relative to the Index.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

Elfun Income Fund	67

Elfun Income Fund
Performance Summary — December 31, 2022 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $189,843 (in thousands) as of December 31, 2022 (a)(b)
Quality Ratings
as of December 31, 2022 as a % of Fair Value (a)(b)
Moody’s / S&P / Rating*	Percentage of Fair Value
Aaa / AAA	4.43%
Aa / AA	48.28%
A / A	6.51%
Baa / BBB	19.59%
Ba / BB and lower	1.80%
NR / Other	19.39%
100.00%
Average Annual Total Return for the years ended December 31, 2022
(Inception date 12/31/84)
	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
Elfun Income Fund	(13.47)%	0.07%	1.26%	$11,329
Bloomberg U.S. Aggregate Bond Index	(13.01)%	0.02%	1.06%	$11,108

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund - Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
*	Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standard of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. (“SSGA FM”) develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.
68	Elfun Income Fund

Elfun Income Fund
Performance Summary, continued — December 31, 2022 (Unaudited)
Change in Value of a $10,000 Investment
Yearly periods ended December 31

See Notes to Performance beginning on page 1 for further information.
Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares
Elfun Income Fund	69

Elfun Income Fund
Understanding Your Fund’s Expenses — December 31, 2022 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2022.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value July 1, 2022	$1,000.00	$1,000.00
Ending Account value December 31, 2022	$ 973.40	$1,023.60
Expenses Paid During Period*	$ 1.59	$ 1.63
*	Expenses are equal to the Fund's annualized net expense ratio of 0.32%** (for the period July 1, 2022 - December 31, 2022), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year's data.

70	Elfun Income Fund

Elfun Income Fund
Schedule of Investments — December 31, 2022
	Principal Amount	Fair Value
Bonds and Notes - 97.1% †
U.S. Treasuries - 23.7%
U.S. Treasury Bonds
1.88%, 02/15/41 - 02/15/51	$ 1,873,000	$ 1,261,081
2.25%, 08/15/46 (a)	1,518,000	1,079,203
2.38%, 02/15/42	166,000	126,834
3.00%, 08/15/48 (a)	2,843,000	2,345,475
U.S. Treasury Notes
0.25%, 07/31/25 (a)	5,738,400	5,177,113
0.75%, 12/31/23	6,679,000	6,422,015
0.75%, 01/31/28 (a)	11,719,000	9,967,559
1.13%, 01/15/25	882,000	825,359
1.25%, 11/30/26	673,000	603,807
1.50%, 02/29/24	1,388,000	1,337,685
1.63%, 05/15/31	5,724,000	4,816,209
1.75%, 01/31/29	1,113,000	978,049
2.63%, 02/15/29 (a)	1,518,000	1,403,676
2.88%, 05/15/32	546,000	503,344
4.25%, 10/15/25	1,205,000	1,204,247
		38,051,656
Agency Mortgage Backed - 31.2%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	4,437,393	3,990,092
4.50%, 06/01/33 - 02/01/35 (a)	6,286	6,205
5.00%, 07/01/35 (a)	47,997	48,322
5.50%, 01/01/38 - 04/01/39 (a)	79,709	82,138
6.00%, 06/01/33 - 11/01/37 (a)	176,160	184,580
7.00%, 01/01/27 - 08/01/36 (a)	42,308	44,787
7.50%, 11/01/29 - 09/01/33 (a)	5,575	5,812
8.00%, 11/01/30 (a)	1,970	2,065
Federal National Mortgage Assoc.
2.50%, 03/01/51 (a)	3,198,967	2,707,139
3.50%, 08/01/45 - 01/01/48 (a)	3,626,419	3,388,265
4.00%, 01/01/41 - 01/01/50 (a)	1,920,793	1,842,633
4.50%, 07/01/33 - 12/01/48 (a)	1,012,621	999,064
5.00%, 03/01/34 - 05/01/39 (a)	105,331	106,187
5.50%, 12/01/32 - 01/01/39 (a)	281,207	288,441
6.00%, 01/01/29 - 05/01/41 (a)	666,923	697,158
6.50%, 08/01/28 - 08/01/36 (a)	32,910	34,789
	Principal Amount	Fair Value
7.00%, 10/01/32 - 02/01/34 (a)	$ 7,264	$ 7,540
7.50%, 12/01/26 - 03/01/33 (a)	21,244	22,127
8.00%, 06/01/24 - 10/01/31 (a)	4,141	4,234
8.50%, 04/01/30 (a)	1,053	1,136
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
2.97%, 04/01/37 (a)(b)	1,849	1,830
Federal National Mortgage Assoc. TBA
2.00%, 01/17/38 - 01/01/53 (c)	13,089,788	10,728,583
2.50%, 01/01/53 (c)	4,481,805	3,790,729
3.00%, 01/01/53 (c)	1,121,007	982,951
3.50%, 01/01/53 (c)	2,483,779	2,254,653
4.00%, 01/01/53 (c)	3,505,175	3,285,667
4.50%, 01/01/53 (c)	3,733,973	3,594,151
Government National Mortgage Assoc.
3.00%, 12/20/42 - 05/20/45 (a)	3,767,365	3,416,402
3.50%, 08/20/48 (a)	717,532	668,506
4.00%, 01/20/41 - 04/20/43 (a)	618,305	602,709
4.50%, 08/15/33 - 03/20/41 (a)	287,420	286,003
5.00%, 08/15/33 (a)	16,367	16,556
6.00%, 04/15/27 - 04/15/35 (a)	96,938	101,154
6.50%, 03/15/24 - 09/15/36 (a)	34,937	36,542
7.00%, 11/15/27 - 10/15/36 (a)	27,886	29,261
7.50%, 08/15/23 - 10/15/28 (a)	5,568	5,720
8.00%, 09/15/27 - 06/15/30 (a)	16,047	16,382
Government National Mortgage Assoc. TBA
2.00%, 01/23/53	3,004,205	2,510,674
2.50%, 01/23/53	3,010,193	2,600,048
4.00%, 01/01/53 (c)	595,406	562,809
		49,954,044
Agency Collateralized Mortgage Obligations - 0.7%
Federal Home Loan Mortgage Corp.
0.08%, 09/25/43 (b)(d)	573,977	1,770
2.51%, 07/25/29	745,000	661,045
4.05%, 09/25/28 (b)	300,000	293,286

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	71

Elfun Income Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
Federal Home Loan Mortgage Corp. REMIC
3.50%, 11/15/30 (d)	$ 12,198	$ 124
5.50%, 06/15/33 (d)	15,629	2,505
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (e)	286	265
8.00%, 02/01/23 (d)**	3	—
8.00%, 07/01/24 (d)	249	12
Federal National Mortgage Assoc. REMIC
1.15%, 12/25/42 (b)(d)	125,490	4,882
5.00%, 02/25/40 - 09/25/40 (d)	33,229	3,669
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
1.61%, 07/25/38 (b)(d)	16,866	1,433
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
2.16%, 11/25/41 (b)(d)	1,756,433	206,038
Federal National Mortgage Assoc. STRIPS
0.01%, 12/25/34 (e)	16,894	13,009
4.50%, 08/25/35 - 01/25/36 (d)	30,031	3,847
5.00%, 03/25/38 - 05/25/38 (d)	18,461	2,817
5.50%, 12/25/33 (d)	5,502	1,017
6.00%, 01/25/35 (d)	21,787	3,837
7.50%, 11/25/23 (d)	271	5
8.00%, 07/25/24 (d)	509	23
		1,199,584
Asset Backed - 0.2%
Chase Funding Trust 2004-1
4.99%, 11/25/33	65,449	64,430
Ford Credit Auto Owner Trust 2020-B
0.56%, 10/15/24	265,045	261,888
		326,318
Corporate Notes - 33.8%
3M Co.
3.13%, 09/19/46 (a)	19,000	13,051
7-Eleven Inc.
0.95%, 02/10/26 (a)(f)	263,000	230,107
Abbott Laboratories
3.75%, 11/30/26 (a)	28,000	27,290
4.90%, 11/30/46 (a)	66,000	64,578
AbbVie Inc.
2.60%, 11/21/24 (a)	111,000	106,274
	Principal Amount	Fair Value
3.20%, 05/14/26 - 11/21/29 (a)	$ 148,000	$ 135,820
4.05%, 11/21/39 (a)	46,000	39,395
4.25%, 11/21/49 (a)	93,000	78,173
4.40%, 11/06/42 (a)	33,000	28,656
4.63%, 10/01/42 (a)	7,000	6,259
4.70%, 05/14/45 (a)	13,000	11,613
4.88%, 11/14/48 (a)	10,000	9,208
Advance Auto Parts Inc.
3.90%, 04/15/30 (a)	179,000	157,278
Advanced Micro Devices Inc.
4.39%, 06/01/52 (a)	70,000	61,900
AEP Texas Inc.
3.45%, 05/15/51 (a)	112,000	79,229
Aetna Inc.
3.50%, 11/15/24 (a)	51,000	49,586
Aircastle Ltd.
4.25%, 06/15/26 (a)	78,000	73,435
Alcoa Nederland Holding BV
5.50%, 12/15/27 (a)(f)	203,000	195,595
Alcon Finance Corp.
2.60%, 05/27/30 (a)(f)	239,000	202,913
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (a)	46,000	34,273
2.95%, 03/15/34 (a)	77,000	62,690
3.55%, 03/15/52 (a)	62,000	44,467
4.70%, 07/01/30 (a)	20,000	19,215
Altria Group Inc.
3.40%, 05/06/30 - 02/04/41 (a)	56,000	40,201
4.00%, 02/04/61 (a)	20,000	13,035
4.25%, 08/09/42 (a)	6,000	4,445
4.45%, 05/06/50 (a)	27,000	19,126
4.50%, 05/02/43 (a)	20,000	15,050
Amazon.com Inc.
1.50%, 06/03/30 (a)	33,000	26,513
2.50%, 06/03/50 (a)	38,000	24,111
2.70%, 06/03/60 (a)	30,000	18,260
2.88%, 05/12/41 (a)	67,000	50,034
3.15%, 08/22/27 (a)	15,000	14,123
3.25%, 05/12/61 (a)	51,000	35,467
4.05%, 08/22/47 (a)	16,000	13,833
4.25%, 08/22/57 (a)	10,000	8,673
Ameren Corp.
2.50%, 09/15/24 (a)	159,000	151,917
3.65%, 02/15/26 (a)	28,000	26,769
American Electric Power Company Inc.
2.30%, 03/01/30 (a)	35,000	28,653
3.25%, 03/01/50 (a)	15,000	10,114

See Notes to Schedules of Investments and Notes to Financial Statements.
72	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%, 04/01/48 (a)(b)	$ 10,000	$ 9,556
American Tower Corp.
1.50%, 01/31/28 (a)	124,000	102,713
2.90%, 01/15/30 (a)	45,000	38,123
3.70%, 10/15/49 (a)	26,000	18,486
3.80%, 08/15/29 (a)	54,000	49,106
American Water Capital Corp.
2.95%, 09/01/27 (a)	35,000	32,276
Amgen Inc.
2.00%, 01/15/32 (a)	77,000	60,031
2.45%, 02/21/30 (a)	20,000	16,877
3.00%, 01/15/52 (a)	43,000	27,638
3.15%, 02/21/40 (a)	76,000	56,123
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	200,000	175,344
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (a)	74,000	71,278
4.70%, 02/01/36 (a)	22,000	20,741
4.90%, 02/01/46 (a)	48,000	43,925
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (a)	51,000	46,385
4.00%, 04/13/28 (a)	12,000	11,454
4.35%, 06/01/40 (a)	50,000	44,185
4.38%, 04/15/38 (a)	70,000	62,934
4.60%, 04/15/48 (a)	27,000	23,767
4.75%, 04/15/58 (a)	23,000	20,361
5.55%, 01/23/49 (a)	50,000	49,832
ANZ Bank New Zealand Ltd. (5.55% fixed rate until 08/11/27; 2.70% + 5 year CMT Rate thereafter)
5.55%, 08/11/32 (b)(f)	209,000	203,125
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	78,000	49,511
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%, 01/14/50 (a)(b)(f)	53,000	44,521
Apple Inc.
2.65%, 02/08/51 (a)	61,000	40,706
2.80%, 02/08/61 (a)	53,000	34,007
2.95%, 09/11/49 (a)	30,000	21,422
3.35%, 02/09/27 (a)	16,000	15,317
3.45%, 02/09/45 (a)	69,000	55,531
	Principal Amount	Fair Value
3.85%, 08/04/46 (a)	$ 49,000	$ 41,725
3.95%, 08/08/52	65,000	55,505
Applied Materials Inc.
4.35%, 04/01/47 (a)	27,000	24,390
Aptiv PLC
4.40%, 10/01/46 (a)	19,000	14,370
ArcelorMittal S.A.
6.80%, 11/29/32	260,000	259,204
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	24,000	22,271
Ares Capital Corp.
2.88%, 06/15/28 (a)	171,000	137,361
3.25%, 07/15/25 (a)	352,000	323,812
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	83,000	58,133
Ascension Health
4.85%, 11/15/53 (a)	59,000	55,938
Ashtead Capital Inc.
1.50%, 08/12/26 (a)(f)	200,000	170,548
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	109,000	93,618
AstraZeneca PLC
3.00%, 05/28/51 (a)	51,000	36,019
4.00%, 01/17/29 (a)	15,000	14,419
4.38%, 08/17/48 (a)	7,000	6,278
AT&T Inc.
1.70%, 03/25/26 (a)	292,000	263,550
2.30%, 06/01/27 (a)	76,000	67,726
2.75%, 06/01/31 (a)	154,000	127,874
3.85%, 06/01/60 (a)	70,000	48,862
4.35%, 03/01/29 (a)	55,000	52,342
4.50%, 05/15/35 (a)	51,000	46,386
4.55%, 03/09/49 (a)	24,000	19,653
4.75%, 05/15/46 (a)	14,000	11,947
4.85%, 03/01/39 (a)	41,000	36,701
Athene Holding Ltd.
4.13%, 01/12/28 (a)	32,000	29,425
6.15%, 04/03/30 (a)	76,000	76,579
Avangrid Inc.
3.15%, 12/01/24 (a)	77,000	73,808
Bain Capital Specialty Finance Inc.
2.95%, 03/10/26 (a)	112,000	96,537
Bank of America Corp.
3.25%, 10/21/27 (a)	52,000	48,061
4.18%, 11/25/27 (a)	95,000	90,230
4.25%, 10/22/26 (a)	75,000	72,515
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(b)	156,000	131,223

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	73

Elfun Income Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(b)	$ 112,000	$ 70,666
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%, 01/23/26 (a)(b)	26,000	24,802
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%, 12/20/28 (a)(b)	36,000	32,653
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71%, 04/24/28 (a)(b)	101,000	93,601
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 year CMT Rate thereafter)
3.85%, 03/08/37 (a)(b)	102,000	84,364
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%, 01/23/49 (a)(b)	61,000	47,121
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%, 04/24/38 (a)(b)	49,000	41,913
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%, 07/23/29 (a)(b)	13,000	12,143
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30%, 12/31/99 (a)(b)	103,000	89,600
Barrick North America Finance LLC
5.70%, 05/30/41 (a)	7,000	7,040
BAT Capital Corp.
2.73%, 03/25/31 (a)	75,000	58,492
4.39%, 08/15/37 (a)	51,000	39,661
4.54%, 08/15/47 (a)	20,000	14,216
4.70%, 04/02/27 (a)	48,000	46,104
4.91%, 04/02/30 (a)	50,000	45,826
7.75%, 10/19/32	35,000	37,661
BAT International Finance PLC
1.67%, 03/25/26 (a)	48,000	42,499
	Principal Amount	Fair Value
Baxter International Inc.
2.54%, 02/01/32 (a)	$ 61,000	$ 48,587
Baylor Scott & White Holdings
2.84%, 11/15/50 (a)	11,000	7,258
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	38,000	35,946
4.67%, 06/06/47 (a)	8,000	7,056
4.69%, 12/15/44 (a)	5,000	4,449
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	15,000	13,899
3.70%, 07/15/30 (a)	56,000	51,265
3.80%, 07/15/48 (a)	18,000	13,919
4.25%, 10/15/50 (a)	50,000	41,683
6.13%, 04/01/36 (a)	8,000	8,404
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	145,000	97,540
3.85%, 03/15/52 (a)	103,000	83,130
4.25%, 01/15/49 (a)	27,000	24,205
Berry Global Inc.
4.88%, 07/15/26 (a)(f)	144,000	139,071
BHP Billiton Finance USA Ltd.
5.00%, 09/30/43 (a)	10,000	9,707
Biogen Inc.
2.25%, 05/01/30 (a)	21,000	17,068
Block Financial LLC
2.50%, 07/15/28 (a)	72,000	61,099
3.88%, 08/15/30 (a)	21,000	18,393
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	49,000	46,099
Boston Properties LP
6.75%, 12/01/27	100,000	103,271
Boston Scientific Corp.
4.70%, 03/01/49 (a)	6,000	5,418
BP Capital Markets America Inc.
3.00%, 02/24/50 (a)	59,000	40,026
3.38%, 02/08/61 (a)	84,000	58,077
BP Capital Markets PLC (4.38% fixed rate until 06/22/25; 4.04% + 5 year CMT Rate thereafter)
4.38%, 06/22/25 (a)(b)	109,000	103,821
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(b)	76,000	66,538
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	52,000	41,012
2.35%, 11/13/40 (a)	26,000	17,846
2.95%, 03/15/32 (a)	70,000	61,067
3.20%, 06/15/26 (a)	25,000	23,863

See Notes to Schedules of Investments and Notes to Financial Statements.
74	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
3.40%, 07/26/29 (a)	$ 16,000	$ 14,856
3.55%, 03/15/42 (a)	30,000	24,396
4.13%, 06/15/39 (a)	37,000	32,987
4.25%, 10/26/49 (a)	37,000	32,001
4.35%, 11/15/47 (a)	2,000	1,767
4.55%, 02/20/48 (a)	8,000	7,267
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	101,000	83,997
3.90%, 03/15/27 (a)	21,000	19,365
Broadcom Inc.
3.14%, 11/15/35 (a)(f)	29,000	21,276
3.19%, 11/15/36 (a)(f)	4,000	2,887
3.42%, 04/15/33 (a)(f)	66,000	52,977
3.47%, 04/15/34 (a)(f)	8,000	6,343
4.15%, 11/15/30 (a)	31,000	27,772
4.30%, 11/15/32 (a)	50,000	44,142
4.93%, 05/15/37 (a)(f)	41,000	35,835
Brooklyn Union Gas Co.
4.87%, 08/05/32 (f)	200,000	186,992
Brown-Forman Corp.
4.00%, 04/15/38 (a)	8,000	7,012
Brunswick Corp.
2.40%, 08/18/31 (a)	187,000	137,368
Bunge Limited Finance Corp.
3.75%, 09/25/27 (a)	10,000	9,352
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	46,000	39,167
4.55%, 09/01/44 (a)	66,000	59,915
Cameron LNG LLC
3.30%, 01/15/35 (a)(f)	9,000	7,316
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	34,000	32,090
4.95%, 06/01/47 (a)	26,000	22,757
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	103,000	91,786
2.45%, 12/02/31 (a)	89,000	74,078
3.00%, 12/02/41 (a)	31,000	23,295
3.10%, 12/02/51 (a)	31,000	21,127
Cantor Fitzgerald LP
4.88%, 05/01/24 (a)(f)	176,000	172,656
Capital One Financial Corp.
3.75%, 07/28/26 (a)	86,000	81,188
Cardinal Health Inc.
3.08%, 06/15/24 (a)	18,000	17,478
Carlisle Companies Inc.
2.20%, 03/01/32 (a)	112,000	85,148
Carrier Global Corp.
2.72%, 02/15/30 (a)	48,000	40,452
3.58%, 04/05/50 (a)	53,000	37,962
	Principal Amount	Fair Value
Caterpillar Inc.
3.25%, 09/19/49 - 04/09/50 (a)	$ 75,000	$ 57,066
Cenovus Energy Inc.
2.65%, 01/15/32 (a)	52,000	41,455
3.75%, 02/15/52 (a)	59,000	41,610
Centene Corp.
3.00%, 10/15/30 (a)	49,000	40,144
3.38%, 02/15/30 (a)	223,000	188,736
4.25%, 12/15/27 (a)	370,000	347,448
CenterPoint Energy Inc.
2.65%, 06/01/31 (a)	80,000	65,930
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	68,000	44,718
3.70%, 04/01/51 (a)	127,000	77,311
4.80%, 03/01/50 (a)	102,000	74,636
5.05%, 03/30/29 (a)	25,000	23,507
5.75%, 04/01/48 (a)	27,000	22,205
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	144,000	144,815
7.00%, 06/30/24 (a)	282,000	286,989
Cheniere Energy Partners LP
4.50%, 10/01/29	195,000	175,504
Chevron Corp.
2.24%, 05/11/30 (a)	23,000	19,691
3.08%, 05/11/50 (a)	25,000	18,182
Chevron USA Inc.
3.85%, 01/15/28 (a)	92,000	88,832
3.90%, 11/15/24 (a)	26,000	25,562
Choice Hotels International Inc.
3.70%, 01/15/31 (a)	53,000	45,088
Chubb INA Holdings Inc.
4.35%, 11/03/45 (a)	35,000	30,374
Church & Dwight Company Inc.
2.30%, 12/15/31 (a)	56,000	44,844
Cigna Corp.
2.40%, 03/15/30 (a)	46,000	38,546
3.25%, 04/15/25 (a)	42,000	40,455
3.40%, 03/01/27 - 03/15/50 (a)	44,000	38,087
3.75%, 07/15/23 (a)	12,000	11,912
3.88%, 10/15/47 (a)	9,000	6,947
4.13%, 11/15/25 (a)	65,000	63,560
4.38%, 10/15/28 (a)	17,000	16,399
4.80%, 08/15/38 (a)	15,000	13,978
4.90%, 12/15/48 (a)	7,000	6,354
Cintas Corp. No 2
4.00%, 05/01/32 (a)	155,000	145,715

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	75

Elfun Income Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
Cisco Systems Inc.
5.90%, 02/15/39 (a)	$ 24,000	$ 25,907
Citigroup Inc.
4.45%, 09/29/27 (a)	12,000	11,462
4.65%, 07/23/48 (a)	103,000	89,557
Citigroup Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56%, 05/01/32 (a)(b)	77,000	60,801
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(b)	36,000	30,261
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%, 01/24/39 (a)(b)	22,000	18,207
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 12/31/99 (a)(b)	94,000	78,273
CME Group Inc.
2.65%, 03/15/32 (a)	55,000	46,124
CMS Energy Corp.
4.88%, 03/01/44 (a)	81,000	73,705
CNH Industrial Capital LLC
1.95%, 07/02/23 (a)	115,000	113,040
Comcast Corp.
2.65%, 08/15/62 (a)	36,000	20,538
2.80%, 01/15/51 (a)	43,000	27,401
2.89%, 11/01/51 (a)	37,000	23,945
2.94%, 11/01/56 (a)	54,000	33,870
2.99%, 11/01/63 (a)	37,000	22,528
3.20%, 07/15/36 (a)	46,000	37,295
3.25%, 11/01/39 (a)	61,000	47,616
3.97%, 11/01/47 (a)	55,000	44,125
4.15%, 10/15/28 (a)	43,000	41,329
CommonSpirit Health
4.35%, 11/01/42	130,000	109,274
Conagra Brands Inc.
5.30%, 11/01/38 (a)	19,000	17,972
5.40%, 11/01/48 (a)	11,000	10,221
ConocoPhillips Co.
4.30%, 11/15/44 (a)	45,000	38,973
Consolidated Edison Company of New York Inc.
2.90%, 12/01/26 (a)	44,000	40,328
3.35%, 04/01/30 (a)	20,000	17,945
3.88%, 06/15/47 (a)	22,000	17,017
3.95%, 04/01/50 (a)	18,000	14,316
Constellation Brands Inc.
3.15%, 08/01/29 (a)	102,000	89,382
3.70%, 12/06/26 (a)	45,000	42,823
	Principal Amount	Fair Value
4.50%, 05/09/47 (a)	$ 35,000	$ 29,495
Continental Resources Inc.
2.88%, 04/01/32 (a)(f)	80,000	59,401
3.80%, 06/01/24 (a)	368,000	357,814
Corebridge Financial Inc.
3.90%, 04/05/32 (a)(f)	240,000	210,216
Corning Inc.
4.38%, 11/15/57 (a)	22,000	17,120
Corporate Office Properties LP
2.00%, 01/15/29 (a)	85,000	65,436
2.25%, 03/15/26 (a)	69,000	60,975
2.75%, 04/15/31 (a)	42,000	31,440
Crown Castle Inc.
2.90%, 03/15/27 (a)	170,000	154,749
3.30%, 07/01/30 (a)	141,000	123,182
4.15%, 07/01/50 (a)	30,000	23,096
5.20%, 02/15/49 (a)	31,000	27,859
CSL Finance PLC
4.25%, 04/27/32 (a)(f)	103,000	96,969
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	79,000	68,291
CubeSmart LP
2.50%, 02/15/32 (a)	94,000	71,982
4.38%, 02/15/29 (a)	66,000	60,984
Cummins Inc.
1.50%, 09/01/30 (a)	51,000	40,138
2.60%, 09/01/50 (a)	51,000	31,822
CVS Health Corp.
3.00%, 08/15/26 (a)	51,000	47,629
3.25%, 08/15/29 (a)	40,000	35,786
3.63%, 04/01/27 (a)	49,000	46,507
3.75%, 04/01/30 (a)	35,000	31,764
3.88%, 07/20/25 (a)	24,000	23,432
4.25%, 04/01/50 (a)	23,000	18,467
4.30%, 03/25/28 (a)	4,000	3,869
4.78%, 03/25/38 (a)	26,000	23,823
5.00%, 12/01/24 (a)	59,000	58,526
5.13%, 07/20/45 (a)	27,000	24,602
5.30%, 12/05/43 (a)	51,000	47,768
Daimler Trucks Finance North America LLC
2.00%, 12/14/26 (a)(f)	274,000	240,736
2.38%, 12/14/28 (a)(f)	155,000	130,566
2.50%, 12/14/31 (a)(f)	155,000	120,440
Danaher Corp.
2.80%, 12/10/51 (a)	130,000	86,490
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	83,000	81,458
5.45%, 06/15/23 (a)	11,000	11,001
6.02%, 06/15/26 (a)	11,000	11,230
8.35%, 07/15/46 (a)	2,000	2,294

See Notes to Schedules of Investments and Notes to Financial Statements.
76	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31%, 11/16/27 (a)(b)	$ 320,000	$ 271,862
Deutsche Telekom AG
3.63%, 01/21/50 (a)(f)	191,000	137,736
Devon Energy Corp.
5.00%, 06/15/45 (a)	15,000	12,910
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	45,000	39,370
3.25%, 11/15/39 (a)	24,000	19,249
3.40%, 11/15/49 (a)	10,000	7,551
Diamondback Energy Inc.
3.13%, 03/24/31 (a)	69,000	57,191
3.25%, 12/01/26 (a)	43,000	40,058
3.50%, 12/01/29 (a)	35,000	30,706
4.40%, 03/24/51 (a)	25,000	19,117
Digital Realty Trust LP
3.60%, 07/01/29 (a)	80,000	71,512
Discover Bank
2.70%, 02/06/30 (a)	250,000	200,180
Discovery Communications LLC
3.95%, 03/20/28 (a)	28,000	24,848
4.95%, 05/15/42 (a)	7,000	5,292
5.00%, 09/20/37 (a)	10,000	8,062
Dollar General Corp.
3.50%, 04/03/30 (a)	29,000	25,991
4.13%, 04/03/50 (a)	44,000	35,254
Dollar Tree Inc.
4.00%, 05/15/25 (a)	51,000	49,807
Dominion Energy Inc.
3.07%, 08/15/24 (a)(g)	66,000	63,597
3.38%, 04/01/30 (a)	76,000	66,958
Dover Corp.
2.95%, 11/04/29 (a)	51,000	44,329
Dow Chemical Co.
6.30%, 03/15/33	90,000	94,827
DTE Energy Co.
2.85%, 10/01/26 (a)	22,000	20,273
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	26,000	20,941
Duke Energy Corp.
2.55%, 06/15/31 (a)	114,000	93,033
3.30%, 06/15/41 (a)	102,000	74,639
3.50%, 06/15/51 (a)	87,000	61,073
3.75%, 09/01/46 (a)	146,000	108,786
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(b)	130,000	118,619
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	33,000	27,607
	Principal Amount	Fair Value
DuPont de Nemours Inc.
5.42%, 11/15/48 (a)	$ 10,000	$ 9,548
Duquesne Light Holdings Inc.
3.62%, 08/01/27 (a)(f)	64,000	57,003
Eastman Chemical Co.
4.65%, 10/15/44 (a)	50,000	41,410
Eaton Corp.
3.10%, 09/15/27 (a)	24,000	22,353
Ecolab Inc.
1.30%, 01/30/31 (a)	51,000	38,909
5.25%, 01/15/28	244,000	248,707
Edison International
4.95%, 04/15/25 (a)	121,000	119,473
5.75%, 06/15/27 (a)	16,000	16,054
EI du Pont de Nemours & Co.
2.30%, 07/15/30 (a)	35,000	29,300
Electronic Arts Inc.
1.85%, 02/15/31 (a)	61,000	47,998
Elevance Health Inc.
2.88%, 09/15/29 (a)	26,000	22,805
3.30%, 01/15/23 (a)	51,000	50,973
3.60%, 03/15/51 (a)	27,000	20,327
3.70%, 09/15/49 (a)	26,000	19,861
Emera US Finance LP
2.64%, 06/15/31 (a)	112,000	87,499
Emerson Electric Co.
1.80%, 10/15/27 (a)	33,000	28,836
2.75%, 10/15/50 (a)	32,000	20,764
Empower Finance 2020 LP
1.36%, 09/17/27 (a)(f)	76,000	63,433
1.78%, 03/17/31 (a)(f)	58,000	43,567
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	6,000	5,615
Enbridge Inc.
1.60%, 10/04/26 (a)	211,000	184,844
Enbridge Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75%, 07/15/80 (a)(b)	129,000	116,598
Energy Transfer LP
4.25%, 03/15/23 (a)	67,000	66,847
4.50%, 04/15/24 (a)	46,000	45,362
4.95%, 06/15/28 (a)	19,000	18,352
5.30%, 04/01/44 - 04/15/47 (a)	83,000	69,759
5.35%, 05/15/45 (a)	67,000	57,103
5.75%, 02/15/33	45,000	44,141
6.13%, 12/15/45 (a)	8,000	7,418
6.50%, 02/01/42 (a)	42,000	41,496
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%, 12/31/99 (a)(b)	285,000	246,525

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	77

Elfun Income Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	$ 30,000	$ 29,740
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	61,000	49,189
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%, 08/16/77 (a)(b)	20,000	16,349
EOG Resources Inc.
4.15%, 01/15/26 (a)	5,000	4,907
4.95%, 04/15/50 (a)	24,000	22,956
5.10%, 01/15/36 (a)	15,000	14,190
Equinix Inc.
1.25%, 07/15/25 (a)	95,000	86,050
2.15%, 07/15/30 (a)	72,000	57,409
Equinor ASA
3.25%, 11/18/49 (a)	50,000	36,521
ERP Operating LP
4.50%, 07/01/44 (a)	21,000	17,851
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (a)	28,000	17,399
Eversource Energy
3.45%, 01/15/50 (a)	49,000	35,837
Exelon Corp.
4.05%, 04/15/30 (a)	76,000	70,782
4.45%, 04/15/46 (a)	50,000	42,402
4.70%, 04/15/50 (a)	50,000	43,920
Extra Space Storage LP
3.90%, 04/01/29 (a)	45,000	40,395
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	80,000	69,842
3.45%, 04/15/51 (a)	80,000	60,639
FedEx Corp.
4.10%, 02/01/45 (a)	100,000	77,347
Fidelity National Financial Inc.
3.20%, 09/17/51 (a)	78,000	45,569
Fidelity National Information Services Inc.
1.15%, 03/01/26 (a)	62,000	54,409
1.65%, 03/01/28 (a)	56,000	46,563
3.10%, 03/01/41 (a)	11,000	7,618
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(f)	84,000	68,379
Fiserv Inc.
3.50%, 07/01/29 (a)	19,000	17,121
4.40%, 07/01/49 (a)	19,000	15,453
Florida Power & Light Co.
2.85%, 04/01/25 (a)	132,000	126,482
4.13%, 02/01/42 (a)	35,000	30,314
	Principal Amount	Fair Value
Flowers Foods Inc.
2.40%, 03/15/31 (a)	$ 58,000	$ 46,647
Flowserve Corp.
2.80%, 01/15/32 (a)	79,000	59,033
Ford Motor Co.
4.35%, 12/08/26 (a)	54,000	51,172
Fox Corp.
3.50%, 04/08/30 (a)	51,000	45,100
Freeport-McMoRan Inc.
4.25%, 03/01/30 (a)	87,000	79,389
GA Global Funding Trust
1.63%, 01/15/26 (a)(f)	92,000	81,646
General Dynamics Corp.
4.25%, 04/01/50 (a)	35,000	31,163
General Mills Inc.
3.00%, 02/01/51 (a)	32,000	21,851
General Motors Co.
5.20%, 04/01/45 (a)	6,000	4,906
5.40%, 04/01/48 (a)	12,000	9,871
6.13%, 10/01/25 (a)	98,000	99,907
6.80%, 10/01/27 (a)	38,000	39,460
General Motors Financial Company Inc.
1.25%, 01/08/26 (a)	116,000	102,262
2.35%, 01/08/31 (a)	49,000	37,009
5.25%, 03/01/26 (a)	38,000	37,422
Genuine Parts Co.
2.75%, 02/01/32 (a)	51,000	41,034
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(f)	131,000	119,680
3.60%, 03/01/25 (a)(f)	213,000	206,397
Gilead Sciences Inc.
2.60%, 10/01/40 (a)	35,000	24,525
2.80%, 10/01/50 (a)	54,000	34,947
2.95%, 03/01/27 (a)	6,000	5,588
3.50%, 02/01/25 (a)	21,000	20,343
3.65%, 03/01/26 (a)	21,000	20,271
4.15%, 03/01/47 (a)	20,000	16,558
4.75%, 03/01/46	49,000	44,302
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25 (a)	57,000	55,687
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	56,000	51,666
Glencore Funding LLC
3.88%, 04/27/51 (f)	63,000	45,551
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(f)	76,000	66,372
Gray Oak Pipeline LLC
2.00%, 09/15/23 (a)(f)	180,000	174,796
2.60%, 10/15/25 (a)(f)	119,000	108,060

See Notes to Schedules of Investments and Notes to Financial Statements.
78	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
GSK Consumer Healthcare Capital U.S. LLC
3.63%, 03/24/32	$ 250,000	$ 220,257
GSK CONSUMER HEALTHCARE Co. GUAR 03/27 3.375
3.38%, 03/24/27	250,000	232,932
Halliburton Co.
3.80%, 11/15/25 (a)	2,000	1,945
5.00%, 11/15/45 (a)	21,000	18,618
HCA Inc.
3.13%, 03/15/27 (f)	145,000	131,899
3.50%, 09/01/30	49,000	42,160
3.63%, 03/15/32 (f)	77,000	65,129
4.63%, 03/15/52 (f)	25,000	19,579
5.38%, 02/01/25	381,000	380,589
Health Care Service Corp.
2.20%, 06/01/30 (a)(f)	71,000	56,838
3.20%, 06/01/50 (a)(f)	25,000	17,373
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	38,000	28,735
Helmerich & Payne Inc.
2.90%, 09/29/31	39,000	31,576
Hess Corp.
5.60%, 02/15/41	7,000	6,628
5.80%, 04/01/47 (a)	6,000	5,747
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	8,000	7,997
Highwoods Realty LP
4.13%, 03/15/28 (a)	26,000	23,412
4.20%, 04/15/29 (a)	70,000	60,572
Honeywell International Inc.
1.75%, 09/01/31	77,000	61,002
2.70%, 08/15/29 (a)	3,000	2,666
Hormel Foods Corp.
1.80%, 06/11/30 (a)	102,000	83,170
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01%, 09/22/28 (a)(b)	330,000	275,408
HSBC Holdings PLC (2.25% fixed rate until 11/22/26; 1.10% + SOFR thereafter)
2.25%, 11/22/27 (b)	200,000	173,252
HSBC Holdings PLC (2.87% fixed rate until 11/22/31; 1.41% + SOFR thereafter)
2.87%, 11/22/32 (b)	200,000	153,154
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29%, 09/12/26 (a)(b)	423,000	405,868
	Principal Amount	Fair Value
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + 5 year US ISDA thereafter)
6.00%, 05/22/27 (a)(b)	$ 465,000	$ 427,465
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + 5 year US ISDA thereafter)
6.50%, 03/23/28 (a)(b)	205,000	189,078
Humana Inc.
1.35%, 02/03/27 (a)	124,000	107,081
2.15%, 02/03/32 (a)	64,000	50,060
Huntington Bancshares Inc.
2.55%, 02/04/30 (a)	101,000	83,079
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (a)	98,000	80,798
Huntsman International LLC
4.50%, 05/01/29	100,000	89,856
Hyundai Capital America
1.30%, 01/08/26 (a)(f)	194,000	169,859
Imperial Brands Finance PLC
3.13%, 07/26/24 (a)(f)	264,000	252,909
3.50%, 02/11/23 - 07/26/26 (a)(f)	490,000	472,337
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	51,000	34,893
ING Groep N.V. 1.01% + SOFR
5.33%, 04/01/27 (a)(b)	470,000	452,460
Ingredion Inc.
3.90%, 06/01/50 (a)	23,000	16,653
Intel Corp.
2.00%, 08/12/31 (a)	78,000	61,859
2.80%, 08/12/41 (a)	89,000	62,025
2.88%, 05/11/24 (a)	10,000	9,738
3.10%, 02/15/60 (a)	31,000	19,334
Intercontinental Exchange Inc.
2.65%, 09/15/40 (a)	24,000	16,697
International Business Machines Corp.
3.45%, 02/19/26 (a)	254,000	243,975
4.15%, 05/15/39 (a)	150,000	129,147
4.25%, 05/15/49 (a)	150,000	124,496
International Paper Co.
4.40%, 08/15/47 (a)	35,000	28,812
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	185,000	176,355
ITC Holdings Corp.
2.95%, 05/14/30 (a)(f)	127,000	107,404
JAB HOLDINGS BV
2.20%, 11/23/30 (a)(f)	250,000	187,382

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	79

Elfun Income Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
Jabil Inc.
4.25%, 05/15/27 (a)	$ 205,000	$ 194,004
John Deere Capital Corp.
2.45%, 01/09/30 (a)	127,000	109,489
3.90%, 06/07/32 (a)	40,000	37,306
Johnson & Johnson
3.63%, 03/03/37 (a)	22,000	19,579
Johnson Controls International PLC
4.50%, 02/15/47 (a)	10,000	8,288
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58%, 04/22/27 (a)(b)	142,000	124,981
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96%, 05/13/31 (a)(b)	83,000	68,337
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (a)(b)	68,000	49,437
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%, 07/24/38 (a)(b)	28,000	23,251
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%, 01/23/49 (a)(b)	155,000	119,452
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%, 01/29/27 (a)(b)	85,000	81,143
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%, 04/23/29 (a)(b)	31,000	28,716
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%, 07/24/48 (a)(b)	20,000	15,875
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + SOFR thereafter)
4.49%, 03/24/31 (a)(b)	124,000	115,962
	Principal Amount	Fair Value
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60%, 12/31/99 (a)(b)	$ 147,000	$ 130,526
Kaiser Foundation Hospitals
3.00%, 06/01/51 (a)	69,000	46,922
3.27%, 11/01/49 (a)	154,000	110,889
Kansas City Southern/old
3.50%, 05/01/50 (a)	37,000	26,409
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (a)	57,000	49,603
3.80%, 05/01/50 (a)	42,000	31,578
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	7,000	5,799
5.00%, 03/01/43 (a)	21,000	17,978
6.38%, 03/01/41 (a)	21,000	20,862
Kinder Morgan Inc.
1.75%, 11/15/26 (a)	237,000	209,119
5.05%, 02/15/46 (a)	20,000	17,048
KLA Corp.
3.30%, 03/01/50 (a)	51,000	36,974
4.65%, 11/01/24 (a)	21,000	20,964
Kraft Heinz Foods Co.
5.20%, 07/15/45 (a)	77,000	70,952
Kyndryl Holdings Inc.
2.05%, 10/15/26	96,000	79,374
2.70%, 10/15/28	193,000	145,279
L3Harris Technologies Inc.
3.85%, 12/15/26 (a)	36,000	34,397
Lear Corp.
4.25%, 05/15/29 (a)	31,000	27,914
Leidos Inc.
2.95%, 05/15/23 (a)	146,000	144,741
3.63%, 05/15/25 (a)	40,000	38,443
4.38%, 05/15/30 (a)	179,000	161,607
Liberty Mutual Group Inc.
3.95%, 05/15/60 (a)(f)	22,000	14,469
Life Storage LP
2.20%, 10/15/30 (a)	70,000	54,314
Lincoln National Corp.
4.35%, 03/01/48 (a)	78,000	58,528
Lincoln National Corp. (9.25% fixed rate until 12/01/27; 5.32% + 5 year CMT Rate thereafter)
9.25%, 12/31/99	97,000	102,585
Lloyds Banking Group PLC (2.44% fixed rate until 02/05/25; 1.00% + 1 year CMT Rate thereafter)
2.44%, 02/05/26 (a)(b)	200,000	185,822

See Notes to Schedules of Investments and Notes to Financial Statements.
80	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	$ 10,000	$ 9,713
4.50%, 05/15/36 (a)	46,000	43,822
Lowe's Companies Inc.
1.30%, 04/15/28 (a)	30,000	24,914
1.70%, 09/15/28 - 10/15/30 (a)	104,000	86,063
3.00%, 10/15/50 (a)	48,000	30,780
3.70%, 04/15/46 (a)	8,000	5,946
4.05%, 05/03/47 (a)	36,000	28,266
5.63%, 04/15/53	73,000	70,356
LYB International Finance III LLC
1.25%, 10/01/25 (a)	35,000	31,288
3.63%, 04/01/51 (a)	49,000	32,842
3.80%, 10/01/60 (a)	21,000	13,658
Marsh & McLennan Companies Inc.
2.90%, 12/15/51 (a)	51,000	32,828
McCormick & Company Inc.
1.85%, 02/15/31 (a)	33,000	25,532
3.25%, 11/15/25 (a)	363,000	344,164
McDonald's Corp.
3.60%, 07/01/30 (a)	76,000	69,730
3.63%, 09/01/49 (a)	16,000	12,178
4.88%, 12/09/45 (a)	20,000	18,540
Medtronic Inc.
4.63%, 03/15/45 (a)	6,000	5,578
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	88,000	72,780
Mercedes-Benz Finance North America LLC
5.38%, 11/26/25	245,000	246,497
Merck & Company Inc.
1.90%, 12/10/28 (a)	132,000	113,602
2.45%, 06/24/50 (a)	64,000	40,931
2.75%, 02/10/25 - 12/10/51 (a)	78,000	63,065
2.90%, 12/10/61 (a)	21,000	13,534
4.00%, 03/07/49 (a)	14,000	11,997
Meta Platforms Inc.
3.85%, 08/15/32	171,000	150,469
4.45%, 08/15/52	171,000	135,885
MetLife Inc.
4.72%, 12/15/44 (a)	32,000	28,984
Microchip Technology Inc.
2.67%, 09/01/23 (a)	356,000	348,958
Micron Technology Inc.
3.37%, 11/01/41 (a)	64,000	42,790
3.48%, 11/01/51 (a)	89,000	55,441
Microsoft Corp.
2.40%, 08/08/26 (a)	35,000	32,650
2.68%, 06/01/60 (a)	14,000	9,048
	Principal Amount	Fair Value
2.92%, 03/17/52 (a)	$ 95,000	$ 67,686
3.45%, 08/08/36 (a)	10,000	8,874
3.50%, 02/12/35 (a)	29,000	26,275
Mid-America Apartments LP
2.88%, 09/15/51 (a)	77,000	49,388
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	14,000	10,911
Morgan Stanley
3.70%, 10/23/24 (a)	22,000	21,489
4.35%, 09/08/26 (a)	102,000	99,142
4.38%, 01/22/47 (a)	30,000	25,575
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (a)(b)	78,000	67,739
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (a)(b)	305,000	222,476
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(b)	150,000	93,153
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%, 07/22/38 (a)(b)	32,000	26,870
MPLX LP
2.65%, 08/15/30 (a)	58,000	47,057
5.20%, 12/01/47 (a)	14,000	11,931
Mylan Inc.
5.20%, 04/15/48 (a)	20,000	14,975
National Australia Bank Ltd. (3.35% fixed rate until 01/12/32; 1.70% + 5 year CMT Rate thereafter)
3.35%, 01/12/37 (a)(b)(f)	254,000	193,769
National Retail Properties Inc.
4.00%, 11/15/25 (a)	44,000	42,391
NewMarket Corp.
2.70%, 03/18/31 (a)	50,000	39,432
Newmont Corp.
4.88%, 03/15/42 (a)	32,000	29,469
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%, 05/01/79 (a)(b)	45,000	41,025
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(f)	101,000	82,283
NIKE Inc.
3.38%, 03/27/50 (a)	20,000	15,672

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	81

Elfun Income Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
NiSource Inc.
3.60%, 05/01/30 (a)	$ 52,000	$ 46,361
3.95%, 03/30/48 (a)	10,000	7,810
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	31,000	25,531
Northern Trust Corp.
6.13%, 11/02/32	115,000	121,569
NOV Inc.
3.60%, 12/01/29 (a)	76,000	66,847
Novant Health Inc.
3.32%, 11/01/61 (a)	52,000	34,796
Novartis Capital Corp.
2.20%, 08/14/30 (a)	76,000	64,597
3.00%, 11/20/25 (a)	6,000	5,753
Nutrien Ltd.
4.90%, 06/01/43 (a)	30,000	26,473
NVIDIA Corp.
3.50%, 04/01/50 (a)	35,000	26,487
NXP BV/NXP Funding LLC/NXP USA Inc.
3.25%, 11/30/51 (a)	100,000	62,438
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	43,000	37,362
Oncor Electric Delivery Company LLC
3.80%, 09/30/47 (a)	10,000	8,139
ONEOK Inc.
4.35%, 03/15/29 (a)	46,000	42,656
6.10%, 11/15/32	70,000	70,255
Oracle Corp.
2.30%, 03/25/28 (a)	33,000	28,616
2.65%, 07/15/26 (a)	49,000	45,056
2.88%, 03/25/31 (a)	51,000	42,311
2.95%, 04/01/30 (a)	76,000	64,874
3.60%, 04/01/50 (a)	50,000	34,111
3.65%, 03/25/41 (a)	54,000	39,923
3.80%, 11/15/37 (a)	9,000	7,100
3.95%, 03/25/51 (a)	29,000	20,894
4.00%, 07/15/46 - 11/15/47 (a)	63,000	46,258
4.10%, 03/25/61 (a)	65,000	45,388
6.15%, 11/09/29	170,000	176,735
6.90%, 11/09/52	45,000	48,696
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	89,000	83,337
2.57%, 02/15/30 (a)	30,000	25,222
3.36%, 02/15/50 (a)	32,000	22,435
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	43,000	36,818
2.50%, 02/01/31 (a)	76,000	59,089
3.00%, 06/15/28 (a)	72,000	62,412
3.30%, 08/01/40 (a)	76,000	51,540
3.50%, 08/01/50 (a)	30,000	18,883
	Principal Amount	Fair Value
4.30%, 03/15/45 (a)	$ 50,000	$ 35,768
PacifiCorp
2.70%, 09/15/30 (a)	46,000	39,526
2.90%, 06/15/52 (a)	97,000	63,842
6.25%, 10/15/37 (a)	2,000	2,125
Packaging Corp. of America
3.05%, 10/01/51 (a)	68,000	43,666
Paramount Global
2.90%, 01/15/27 (a)	21,000	18,851
3.70%, 06/01/28 (a)	20,000	17,842
5.25%, 04/01/44 (a)	6,000	4,623
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	44,000	39,333
4.50%, 09/15/29 (a)	75,000	72,126
PartnerRe Finance B LLC (4.50% fixed rate until 04/01/30; 3.82% + 5 year CMT Rate thereafter)
4.50%, 10/01/50 (a)(b)	40,000	34,226
PayPal Holdings Inc.
2.65%, 10/01/26 (a)	66,000	60,962
3.25%, 06/01/50 (a)	35,000	24,068
PepsiCo Inc.
1.63%, 05/01/30 (a)	48,000	39,169
2.63%, 07/29/29 (a)	65,000	57,403
2.75%, 10/21/51 (a)	117,000	81,674
Pfizer Inc.
2.70%, 05/28/50 (a)	92,000	62,629
3.45%, 03/15/29 (a)	19,000	17,900
3.60%, 09/15/28 (a)	49,000	46,959
3.90%, 03/15/39 (a)	25,000	22,058
4.13%, 12/15/46 (a)	21,000	18,574
4.40%, 05/15/44 (a)	7,000	6,502
Philip Morris International Inc.
1.50%, 05/01/25 (a)	56,000	51,802
2.10%, 05/01/30 (a)	23,000	18,622
3.38%, 08/15/29 (a)	34,000	30,644
4.13%, 03/04/43 (a)	18,000	14,232
5.63%, 11/17/29	220,000	224,059
Phillips 66 Co.
2.15%, 12/15/30 (a)	279,000	223,125
3.15%, 12/15/29 (a)(f)	137,000	119,494
3.30%, 03/15/52 (a)	83,000	57,581
3.75%, 03/01/28 (a)(f)	10,000	9,225
4.68%, 02/15/45 (a)(f)	24,000	20,871
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	78,000	69,509
2.15%, 01/15/31 (a)	44,000	34,897
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	59,000	51,276

See Notes to Schedules of Investments and Notes to Financial Statements.
82	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
PPL Capital Funding Inc.
3.10%, 05/15/26 (a)	$ 54,000	$ 50,533
Precision Castparts Corp.
4.38%, 06/15/45 (a)	30,000	26,240
Prologis LP
3.05%, 03/01/50	20,000	13,491
3.25%, 06/30/26	20,000	18,996
Prospect Capital Corp.
3.36%, 11/15/26 (a)	92,000	76,735
Prudential Financial Inc.
3.94%, 12/07/49 (a)	52,000	40,821
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%, 09/15/48 (a)(b)	46,000	44,068
Public Service Company of Colorado
3.70%, 06/15/28 (a)	45,000	42,863
Public Service Electric & Gas Co.
2.38%, 05/15/23 (a)	103,000	102,035
PVH Corp.
4.63%, 07/10/25 (a)	144,000	139,056
QUALCOMM Inc.
1.30%, 05/20/28 (a)	13,000	11,009
4.30%, 05/20/47 (a)	7,000	6,070
Quanta Services Inc.
2.35%, 01/15/32 (a)	84,000	63,847
3.05%, 10/01/41 (a)	92,000	60,262
Quest Diagnostics Inc.
2.95%, 06/30/30 (a)	18,000	15,562
Raytheon Technologies Corp.
1.90%, 09/01/31 (a)	96,000	75,279
2.82%, 09/01/51 (a)	64,000	41,741
3.13%, 05/04/27 (a)	77,000	71,757
3.50%, 03/15/27 (a)	25,000	23,819
3.95%, 08/16/25 (a)	22,000	21,504
4.15%, 05/15/45 (a)	27,000	22,513
4.45%, 11/16/38 (a)	23,000	20,907
Realty Income Corp.
2.85%, 12/15/32 (a)	46,000	37,364
3.00%, 01/15/27 (a)	11,000	10,186
3.25%, 01/15/31 (a)	48,000	41,628
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (a)	89,000	68,906
Regions Financial Corp.
1.80%, 08/12/28 (a)	195,000	165,438
Republic Services Inc.
2.38%, 03/15/33 (a)	135,000	107,434
Reynolds American Inc.
4.45%, 06/12/25 (a)	4,000	3,914
	Principal Amount	Fair Value
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (a)	$ 126,000	$ 83,604
Rio Tinto Finance USA PLC
4.13%, 08/21/42	18,000	15,533
Rockwell Automation Inc.
2.80%, 08/15/61 (a)	26,000	15,586
4.20%, 03/01/49 (a)	34,000	29,189
Rogers Communications Inc.
5.00%, 03/15/44 (a)	10,000	8,516
Roper Technologies Inc.
2.95%, 09/15/29 (a)	51,000	44,231
Ross Stores Inc.
4.70%, 04/15/27 (a)	16,000	15,744
Royalty Pharma PLC
0.75%, 09/02/23 (a)	57,000	55,237
1.20%, 09/02/25 (a)	77,000	68,935
1.75%, 09/02/27 (a)	37,000	31,428
2.15%, 09/02/31 (a)	64,000	48,333
2.20%, 09/02/30 (a)	13,000	10,158
3.30%, 09/02/40 (a)	7,000	4,896
RPM International Inc.
3.75%, 03/15/27 (a)	20,000	18,646
Ryder System Inc.
2.90%, 12/01/26 (a)	134,000	122,007
Salesforce Inc.
1.95%, 07/15/31 (a)	62,000	49,642
2.70%, 07/15/41 (a)	83,000	59,308
Santander UK Group Holdings PLC
4.75%, 09/15/25 (a)(f)	200,000	191,866
Saudi Arabian Oil Co.
3.50%, 04/16/29 (a)(f)	254,000	233,190
4.38%, 04/16/49 (a)(f)	254,000	218,039
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(f)	39,000	36,429
Sealed Air Corp.
1.57%, 10/15/26 (a)(f)	352,000	303,948
Selective Insurance Group Inc.
5.38%, 03/01/49 (a)	19,000	16,200
Sempra Energy
3.80%, 02/01/38 (a)	10,000	8,199
4.00%, 02/01/48 (a)	16,000	12,580
Sempra Energy (4.13% fixed rate until 01/01/27; 2.87% + 5 year CMT Rate thereafter)
4.13%, 04/01/52 (a)(b)	122,000	96,069
Shell International Finance BV
3.13%, 11/07/49 (a)	48,000	33,925
3.75%, 09/12/46 (a)	16,000	12,678
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	4,000	3,930
3.20%, 09/23/26 (a)	8,000	7,520

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	83

Elfun Income Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
Simon Property Group LP
3.38%, 06/15/27 (a)	$ 27,000	$ 25,199
Sonoco Products Co.
2.85%, 02/01/32 (a)	94,000	76,318
Southern California Edison Co.
4.00%, 04/01/47 (a)	91,000	71,450
4.20%, 03/01/29 (a)	66,000	62,786
Southern Company Gas Capital Corp.
3.95%, 10/01/46 (a)	49,000	36,882
4.40%, 05/30/47 (a)	7,000	5,590
Southwest Airlines Co.
2.63%, 02/10/30 (a)	76,000	62,896
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	32,000	29,341
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	8,000	7,467
4.50%, 03/15/45 (a)	7,000	5,757
Stanley Black & Decker Inc.
3.00%, 05/15/32 (a)	109,000	92,016
Starbucks Corp.
4.00%, 11/15/28 (a)	20,000	19,057
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	198,000	160,865
Stryker Corp.
1.95%, 06/15/30 (a)	102,000	83,003
Sumitomo Mitsui Financial Group Inc.
4.44%, 04/02/24 (a)(f)	466,000	458,316
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26 (a)(f)	484,000	420,373
Suncor Energy Inc.
4.00%, 11/15/47 (a)	8,000	6,081
Svenska Handelsbanken AB (1.42% fixed rate until 06/11/26; 0.63% + 1 year CMT Rate thereafter)
1.42%, 06/11/27 (a)(b)(f)	250,000	219,040
Sysco Corp.
3.25%, 07/15/27 (a)	22,000	20,359
5.95%, 04/01/30 (a)	8,000	8,296
6.60%, 04/01/50 (a)	11,000	11,982
Takeda Pharmaceutical Company Ltd.
2.05%, 03/31/30 (a)	200,000	163,222
3.18%, 07/09/50 (a)	200,000	136,802
Take-Two Interactive Software Inc.
3.70%, 04/14/27 (a)	235,000	221,210
4.00%, 04/14/32 (a)	50,000	44,230
	Principal Amount	Fair Value
Tampa Electric Co.
2.40%, 03/15/31 (a)	$ 95,000	$ 76,941
3.45%, 03/15/51 (a)	54,000	37,965
4.35%, 05/15/44 (a)	64,000	52,557
Tapestry Inc.
4.13%, 07/15/27 (a)	9,000	8,420
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	230,000	219,678
Target Corp.
2.50%, 04/15/26 (a)	26,000	24,358
Teck Resources Ltd.
5.40%, 02/01/43 (a)	25,000	22,438
Texas Instruments Inc.
3.88%, 03/15/39 (a)	36,000	31,766
The Allstate Corp.
4.20%, 12/15/46 (a)	66,000	54,621
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%, 08/15/53 (a)(b)	98,000	92,296
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%, 12/31/99 (a)(b)	50,000	42,643
The Boeing Co.
2.20%, 02/04/26 (a)	145,000	131,793
2.70%, 02/01/27 (a)	124,000	111,971
2.95%, 02/01/30 (a)	28,000	23,701
3.25%, 03/01/28 (a)	7,000	6,266
3.55%, 03/01/38 (a)	6,000	4,420
3.75%, 02/01/50 (a)	30,000	20,679
5.04%, 05/01/27 (a)	181,000	179,109
5.15%, 05/01/30 (a)	101,000	98,502
5.81%, 05/01/50 (a)	62,000	57,685
The Charles Schwab Corp.
2.45%, 03/03/27 (a)	80,000	73,118
2.90%, 03/03/32 (a)	45,000	38,237
The Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT Rate thereafter)
4.00%, 12/31/99 (a)(b)	126,000	100,184
The Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(f)	123,000	115,169
The Clorox Co.
1.80%, 05/15/30 (a)	70,000	55,710
The Coca-Cola Co.
2.60%, 06/01/50 (a)	51,000	34,279
2.75%, 06/01/60 (a)	38,000	25,573

See Notes to Schedules of Investments and Notes to Financial Statements.
84	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
The Dow Chemical Co.
2.10%, 11/15/30 (a)	$ 37,000	$ 29,749
3.60%, 11/15/50 (a)	37,000	26,674
4.25%, 10/01/34 (a)	23,000	20,671
5.55%, 11/30/48 (a)	24,000	22,497
The Estee Lauder Companies Inc.
2.38%, 12/01/29 (a)	35,000	30,051
The George Washington University
4.13%, 09/15/48	100,000	83,670
The Goldman Sachs Group Inc.
3.85%, 01/26/27 (a)	219,000	208,519
4.25%, 10/21/25 (a)	5,000	4,891
5.15%, 05/22/45 (a)	24,000	21,706
The Goldman Sachs Group Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54%, 09/10/27 (b)	93,000	80,343
The Goldman Sachs Group Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (b)	52,000	40,310
The Goldman Sachs Group Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (b)	39,000	26,589
The Goldman Sachs Group Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (b)	61,000	43,907
The Goldman Sachs Group Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44%, 02/24/43 (b)	98,000	72,215
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%, 04/23/29 (a)(b)	24,000	21,835
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%, 10/31/38 (a)(b)	27,000	22,144
	Principal Amount	Fair Value
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%, 05/01/29 (a)(b)	$ 44,000	$ 40,982
The Hartford Financial Services Group Inc.
2.80%, 08/19/29 (a)	108,000	92,371
The Hartford Financial Services Group Inc. 2.13% + 3 month USD LIBOR
6.73%, 02/12/67 (a)(b)(f)	67,000	55,992
The Home Depot Inc.
2.70%, 04/15/30 (a)	27,000	23,573
3.35%, 04/15/50 (a)	50,000	37,260
3.50%, 09/15/56 (a)	30,000	22,453
3.90%, 12/06/28 - 06/15/47 (a)	42,000	37,726
4.50%, 12/06/48 (a)	19,000	17,399
4.95%, 09/15/52	30,000	28,986
The Kroger Co.
2.20%, 05/01/30 (a)	44,000	35,603
4.65%, 01/15/48 (a)	14,000	12,088
The Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(f)	108,000	75,947
The Progressive Corp.
3.00%, 03/15/32 (a)	148,000	128,539
3.70%, 03/15/52 (a)	25,000	19,234
The Southern Co.
3.25%, 07/01/26 (a)	10,000	9,420
3.70%, 04/30/30	97,000	87,629
The Toronto-Dominion Bank
3.20%, 03/10/32 (a)	205,000	176,663
4.46%, 06/08/32 (a)	105,000	99,815
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + 5 year Swap Rate thereafter)
3.63%, 09/15/31 (a)(b)	38,000	34,991
The Travelers Companies Inc.
2.55%, 04/27/50 (a)	81,000	50,589
The Walt Disney Co.
2.65%, 01/13/31 (a)	76,000	64,936
3.38%, 11/15/26 (a)	7,000	6,620
3.60%, 01/13/51 (a)	48,000	36,807
4.75%, 11/15/46 (a)	7,000	6,406
6.65%, 11/15/37 (a)	50,000	56,284
The Williams Companies Inc.
3.75%, 06/15/27 (a)	7,000	6,598
4.85%, 03/01/48 (a)	22,000	18,744
4.90%, 01/15/45 (a)	58,000	49,328
5.30%, 08/15/52	40,000	36,033
5.40%, 03/04/44 (a)	7,000	6,386

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	85

Elfun Income Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
The Williams Cos. Inc.
6.10%, 10/15/52	$ 40,000	$ 43,079
Thermo Fisher Scientific Inc.
2.80%, 10/15/41 (a)	56,000	41,269
Time Warner Cable LLC
6.55%, 05/01/37	21,000	19,914
T-Mobile USA Inc.
3.50%, 04/15/25 (a)	90,000	86,641
3.75%, 04/15/27 (a)	114,000	107,485
3.88%, 04/15/30 (a)	28,000	25,416
4.50%, 04/15/50 (a)	22,000	18,165
TotalEnergies Capital International S.A.
3.46%, 02/19/29 (a)	53,000	49,206
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	48,000	46,711
3.80%, 03/21/29 (a)	10,000	9,218
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	67,000	63,643
4.88%, 01/15/26 (a)	14,000	13,929
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63%, 05/20/75 (a)(b)	145,000	137,154
Transcontinental Gas Pipe Line Company LLC
4.00%, 03/15/28 (a)	27,000	25,384
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%, 12/31/99 (a)(b)	197,000	177,674
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	7,000	6,048
Tyco Electronics Group S.A.
3.13%, 08/15/27 (a)	26,000	23,987
Tyson Foods Inc.
4.00%, 03/01/26 (a)	123,000	118,995
UBS Group AG (3.13% fixed rate until 08/13/29; 1.47% + 3 month USD LIBOR thereafter)
3.13%, 08/13/30 (a)(b)(f)	259,000	218,728
UDR Inc.
2.10%, 08/01/32 (a)	64,000	47,532
3.00%, 08/15/31 (a)	38,000	31,717
UniCredit S.p.A. (2.57% fixed rate until 09/22/25; 2.30% + 1 year CMT Rate thereafter)
2.57%, 09/22/26 (a)(b)(f)	360,000	318,640
Union Pacific Corp.
3.55%, 05/20/61 (a)	59,000	43,167
3.60%, 09/15/37 (a)	10,000	8,475
	Principal Amount	Fair Value
3.80%, 04/06/71 (a)	$ 29,000	$ 21,409
4.10%, 09/15/67 (a)	21,000	16,550
UnitedHealth Group Inc.
2.00%, 05/15/30 (a)	80,000	66,211
4.20%, 05/15/32 (a)	80,000	76,038
4.45%, 12/15/48 (a)	49,000	43,693
4.75%, 07/15/45 - 05/15/52 (a)	88,000	81,753
6.05%, 02/15/63	30,000	33,035
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (a)	8,000	7,477
Ventas Realty LP
3.25%, 10/15/26 (a)	36,000	33,306
Verizon Communications Inc.
2.10%, 03/22/28 (a)	101,000	87,616
2.36%, 03/15/32 (a)	137,000	108,646
2.55%, 03/21/31 (a)	95,000	78,185
3.00%, 03/22/27 (a)	180,000	167,378
3.40%, 03/22/41 (a)	69,000	51,961
3.55%, 03/22/51 (a)	50,000	35,793
3.70%, 03/22/61 (a)	75,000	52,571
4.40%, 11/01/34 (a)	52,000	47,807
4.86%, 08/21/46 (a)	114,000	103,263
Viatris Inc.
4.00%, 06/22/50	24,000	14,867
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	55,000	43,552
Visa Inc.
2.70%, 04/15/40 (a)	51,000	38,628
Vistra Operations Company LLC
3.55%, 07/15/24 (a)(f)	179,000	171,777
Viterra Finance BV
2.00%, 04/21/26 (a)(f)	373,000	322,220
Vodafone Group PLC
5.25%, 05/30/48 (a)	21,000	18,647
Volkswagen Group of America Finance LLC
1.63%, 11/24/27 (a)(f)	232,000	194,511
Vontier Corp.
2.40%, 04/01/28 (a)	133,000	104,992
2.95%, 04/01/31 (a)	102,000	74,169
Vornado Realty LP
2.15%, 06/01/26 (a)	120,000	101,654
3.50%, 01/15/25 (a)	23,000	21,608
Walgreens Boots Alliance Inc.
4.10%, 04/15/50 (a)	6,000	4,415
Walmart Inc.
1.80%, 09/22/31 (a)	64,000	52,184
2.50%, 09/22/41 (a)	64,000	46,738
2.65%, 09/22/51 (a)	31,000	21,233
Warnermedia Holdings Inc.
5.05%, 03/15/42 (a)(f)	25,000	19,225

See Notes to Schedules of Investments and Notes to Financial Statements.
86	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
5.14%, 03/15/52 (a)(f)	$ 25,000	$ 18,357
5.39%, 03/15/62 (a)(f)	25,000	18,314
Waste Connections Inc.
2.20%, 01/15/32 (a)	89,000	70,799
2.95%, 01/15/52 (a)	89,000	59,249
WEC Energy Group Inc.
3.55%, 06/15/25 (a)	10,000	9,565
Wells Fargo & Co.
4.15%, 01/24/29 (a)	87,000	81,741
4.75%, 12/07/46 (a)	87,000	72,889
Wells Fargo & Co. (1.65% fixed rate until 06/02/23; 1.60% + SOFR thereafter)
1.65%, 06/02/24 (a)(b)	96,000	94,474
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%, 04/30/26 (a)(b)	115,000	107,036
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(b)	208,000	183,439
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(b)	105,000	75,063
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20%, 06/17/27 (a)(b)	238,000	220,940
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%, 12/31/99 (a)(b)	165,000	160,335
Westlake Corp.
2.88%, 08/15/41 (a)	35,000	22,983
3.13%, 08/15/51 (a)	40,000	24,850
3.38%, 08/15/61 (a)	39,000	23,019
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%, 02/04/30 (a)(b)	80,000	73,343
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%, 07/24/34 (a)(b)	57,000	48,823
Weyerhaeuser Co.
4.00%, 03/09/52 (a)	70,000	53,060
Willis North America Inc.
3.88%, 09/15/49 (a)	51,000	36,277
Workday Inc.
3.50%, 04/01/27 (a)	85,000	79,502
	Principal Amount	Fair Value
3.70%, 04/01/29 (a)	$ 170,000	$ 155,941
WPP Finance 2010
3.75%, 09/19/24 (a)	31,000	30,025
Xcel Energy Inc.
3.40%, 06/01/30 (a)	61,000	54,409
Yamana Gold Inc.
2.63%, 08/15/31 (a)	102,000	76,378
Zoetis Inc.
3.00%, 09/12/27 (a)	7,000	6,472
3.90%, 08/20/28 (a)	27,000	25,669
5.60%, 11/16/32	160,000	166,010
		54,182,503
Non-Agency Collateralized Mortgage Obligations - 6.0%
BANK 2017-BNK7
3.18%, 09/15/60	2,398,000	2,180,963
BANK 2018-BNK15
4.41%, 11/15/61 (b)	1,001,000	958,763
BPR Trust 2022-OANA 1.90% + 1 month Term SOFR
6.23%, 04/15/37 (b)(f)	372,398	366,704
Cantor Commercial Real Estate Lending 2019-CF3
3.01%, 01/15/53	460,000	397,217
CD 2019-CD8 Mortgage Trust
2.91%, 08/15/57	839,000	724,835
Citigroup Commercial Mortgage Trust 2016-P6
4.03%, 12/10/49 (b)	336,823	307,910
COMM 2012-CCRE3 Mortgage Trust
3.92%, 10/15/45 (f)	191,000	169,660
COMM 2013-LC13 Mortgage Trust
4.56%, 08/10/46 (b)(f)	170,000	168,111
COMM 2014-CR14 Mortgage Trust
4.53%, 02/10/47 (b)	240,000	233,821
GS Mortgage Securities Trust 2015-GS1
4.42%, 11/10/48 (b)	380,000	304,940
GS Mortgage Securities Trust 2018-GS9
4.14%, 03/10/51 (b)	291,000	266,864
GS Mortgage Securities Trust 2019-GC42
2.75%, 09/01/52	1,523,000	1,303,359
GS Mortgage Securities Trust 2019-GSA1
3.05%, 11/10/52	743,000	646,109
Impac CMB Trust 2004-5 0.72% + 1 month USD LIBOR
5.11%, 10/25/34 (b)	16,737	16,015

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	87

Elfun Income Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.05%, 07/15/45 (b)	$ 125,000	$ 123,538
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.65%, 11/15/48 (b)	250,000	181,242
MASTR Alternative Loan Trust 2003-5
5.00%, 08/25/18 (d)	1,531	190
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.85%, 03/15/48 (b)(d)	3,043,098	40,603
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.32%, 08/15/50	485,082	409,218
Wells Fargo Commercial Mortgage Trust 2015-C26
1.20%, 02/15/48 (b)(d)	2,421,617	47,826
WFRBS Commercial Mortgage Trust 2013-C17
4.26%, 12/15/46	235,000	230,630
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%, 03/15/47 (b)	533,000	515,904
		9,594,422
Sovereign Bonds - 1.1%
Government of Chile
2.55%, 01/27/32 (a)	290,000	237,704
3.86%, 06/21/47 (a)	200,000	156,444
Government of Mexico
4.75%, 03/08/44 (a)	200,000	161,558
Government of Panama
3.16%, 01/23/30 (a)	200,000	172,108
3.87%, 07/23/60 (a)	200,000	129,410
Government of Peru
1.86%, 12/01/32 (a)	140,000	102,371
2.78%, 12/01/60 (a)	230,000	135,024
5.63%, 11/18/50 (a)	105,000	104,184
Government of Philippines
3.95%, 01/20/40 (a)	200,000	169,342
Government of Qatar
4.82%, 03/14/49 (a)(f)	258,000	250,709
Government of Uruguay
5.10%, 06/18/50 (a)	105,744	103,890
		1,722,744
	Principal Amount	Fair Value
Municipal Bonds and Notes - 0.4%
American Municipal Power Inc.
6.27%, 02/15/50	$ 130,000	$ 137,432
Board of Regents of the University of Texas System
3.35%, 08/15/47	115,000	88,439
Port Authority of New York & New Jersey
4.46%, 10/01/62	220,000	190,903
State of California
4.60%, 04/01/38	200,000	188,274
State of Illinois
5.10%, 06/01/33	95,000	91,175
		696,223
Total Bonds and Notes (Cost $173,861,205)		155,727,494
	Number of Shares
Domestic Equity - 0.1%
Preferred Stock - 0.1%
Wells Fargo & Co. 5.85%, (5.85% fixed rate until 09/15/23; 3.09% + 3 month USD LIBOR thereafter) (Cost $186,475) (b)	7,459	171,631
Total Investments in Securities (Cost $174,047,680)		155,899,125
Short-Term Investments - 21.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.16% (h)(i) (Cost $33,943,475)	33,943,475	33,943,475
Total Investments (Cost $207,991,155)		189,842,600
Liabilities in Excess of Other Assets, net - (18.4)%		(29,556,340)
NET ASSETS - 100.0%		$ 160,286,260

See Notes to Schedules of Investments and Notes to Financial Statements.
88	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — December 31, 2022
Other Information:
Centrally Cleared Credit Default Swaps
Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$6,182	5.00%/ Quarterly	12/20/27	$36,109	$(244,983)	$281,092
The Fund had the following long futures contracts open at December 31, 2022:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	March 2023	18	$ 2,276,901	$ 2,256,188	$ (20,713)
U.S. Ultra Long-Term Treasury Bond Futures	March 2023	18	2,443,057	2,417,625	(25,432)
2 Yr. U.S. Treasury Notes Futures	March 2023	82	16,789,136	16,816,406	27,270
					$ (18,875)
The Fund had the following short futures contracts open at December 31, 2022:
Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	March 2023	57	$ (6,448,131)	$ (6,400,922)	$ 47,209
10 Yr. U.S. Treasury Ultra Futures	March 2023	7	(837,334)	(827,969)	9,366
5 Yr. U.S. Treasury Notes Futures	March 2023	52	(5,621,184)	(5,612,344)	8,840
					$ 65,415
During the fiscal year ended December 31, 2022, average notional values related to derivative contracts were as follows:
	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts
Average Notional Value	$27,601,015	$15,107,839	$8,022,577
Notes to Schedule of Investments – December 31, 2022
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At December 31, 2022, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	89

Elfun Income Fund
Schedule of Investments, continued — December 31, 2022
(d)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(f)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, these securities amounted to $10,189,195 or 6.36% of the net assets of the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(g)	Step coupon bond.
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2022.
**	Amount is less than $0.50.
Abbreviations:
CMT - Constant Maturity Treasury
ISDA - International Swaps and Derivatives Association
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$ —	$ 38,051,656	$ —	$ 38,051,656
Agency Mortgage Backed	—	49,954,044	—	49,954,044
Agency Collateralized Mortgage Obligations	—	1,199,584	—	1,199,584
Asset Backed	—	326,318	—	326,318
Corporate Notes	—	54,182,503	—	54,182,503
Non-Agency Collateralized Mortgage Obligations	—	9,594,422	—	9,594,422
Sovereign Bonds	—	1,722,744	—	1,722,744
Municipal Bonds and Notes	—	696,223	—	696,223
Preferred Stock	171,631	—	—	171,631
Short-Term Investments	33,943,475	—	—	33,943,475
Total Investments in Securities	$ 34,115,106	$ 155,727,494	$ —	$ 189,842,600
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Appreciation	$ —	$ 281,092	$ —	$ 281,092
Long Futures Contracts - Unrealized Appreciation	27,270	—	—	27,270
Long Futures Contracts - Unrealized Depreciation	(46,145)	—	—	(46,145)
Short Futures Contracts - Unrealized Appreciation	65,415	—	—	65,415
Total Other Financial Instruments	$ 46,540	$ 281,092	$ —	$ 327,632

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	25,377,841	$25,377,841	$87,957,011	$79,391,377	$—	$—	33,943,475	$33,943,475	$416,866
See Notes to Schedules of Investments and Notes to Financial Statements.
90	Elfun Income Fund

Elfun Government Money Market Fund
Management's Discussion of Fund Performance — December 31, 2022 (Unaudited)
The Elfun Government Money Market Fund (the “Fund”) seeks a high level of current income consistent with prudent investment management and the preservation of capital. The Fund’s benchmark is the Daily-Linked 90-Day T-Bill (the “Index”).
For the 12-month period ended December 31, 2022 (the “Reporting Period”), the total return for the Fund was 1.45%, and the return for the Index was 1.46%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The U.S. Federal Reserve’s (the “Fed”) aggressive hiking cycle in response to high inflation readings was the primary driver of Fund performance during the Reporting Period relative to the Index.
The Fed hiked interest rates by 4.25% throughout 2022, bringing the policy rate to 4.25-4.50% by the end of the Reporting Period. Because of the lift-off in interest rates, yields in both Prime and Government funds were untethered from the ultra-low territory they have been in for multiple years now. One-month T-Bill yields took off after the first rate hike, ending the year at 4.00%, up from 0.03% at the beginning of the year. Similarly, 12-month T-Bill yields rose strongly and steadily throughout the period, ending the year at 4.71%, up from just 0.37% at the beginning of the year.
T-Bill supply decreased over the first half of the year before being boosted slightly mid-summer, helping to nudge yields higher. Nevertheless, demand for bills continued to outpace supply during the period, as indicated by demand for the Fed’s reverse repo program (“RRP”). Demand hovered around $2.2 trillion in the second half of the year (compared to $1.6 trillion in January), and spiked as high as $2.5 trillion at year end.
Over the course of 2022 the fund adhered to its primary objective of principle preservation and liquidity while generating a market rate of return. At year end, the weighted average maturity (WAM) of the fund, measuring interest rate sensitivity, was around 12 days, a decrease from 18 days at the start of the year. The weighted average life (WAL) reflecting the credit risk for the fund was 50 days, a decrease from 82 days in January. At the end of the Reporting Period, the Fund held 63% in Treasury repo, 25% in U.S. Agency debt, and 12% in Treasuries. Just under 75% of the securities had overnight liquidity. The choice to sit shorter in duration with heavy investment in overnight repo and the Fed’s RRP benefitted the Fund as these securities often performed more favorably compared to longer-duration securities.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
Elfun Government Money Market Fund	91

Elfun Government Money Market Fund
Performance Summary — December 31, 2022 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $159,029 (in thousands) as of December 31, 2022 (a)
Average Annual Total Return for the years ended December 31, 2022
(Inception date 6/13/90)
	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
Elfun Government Money Market Fund	1.45%	1.06%	0.61%	$10,627
Daily-linked 90-Day T-Bill	1.46%	1.20%	0.74%	$10,752

(a)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
92	Elfun Government Money Market Fund

Elfun Government Money Market Fund
Performance Summary, continued — December 31, 2022 (Unaudited)
Change in Value of a $10,000 Investment
Yearly periods ended December 31

See Notes to Performance beginning on page 1 for further information.
Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares
An investment in the Elfun Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the Fund.
Elfun Government Money Market Fund	93

Elfun Government Money Market Fund
Understanding Your Fund’s Expenses — December 31, 2022 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2022.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value July 1, 2022	$1,000.00	$1,000.00
Ending Account value December 31, 2022	$1,013.20	$1,023.80
Expenses Paid During Period*	$ 1.42	$ 1.43
*	Expenses are equal to the Fund's annualized net expense ratio of 0.28%** (for the period July 1, 2022 - December 31, 2022), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year's data.

94	Elfun Government Money Market Fund

Elfun Government Money Market Fund
Schedule of Investments — December 31, 2022
	Principal Amount	Fair Value
Short-Term Investments - 99.9% †
U.S. Treasuries - 11.9%
U.S. Treasury Bills
2.04% 04/20/23 (a)	$ 250,000	$ 248,529
2.18% 05/18/23 (a)	50,000	49,606
2.92% 02/02/23 (a)	500,000	498,816
3.00% 01/10/23 - 01/26/23 (a)	500,000	499,328
3.03% 01/26/23 (a)	200,000	199,624
3.17% 07/13/23 (a)	150,000	147,585
3.18% 01/03/23 (a)	500,000	500,000
3.20% 02/23/23 - 06/20/23 (a)	670,000	666,057
3.23% 02/16/23 - 08/10/23 (a)	400,000	396,966
3.27% 02/14/23 (a)	200,000	199,254
3.34% 02/14/23 (a)	200,000	199,239
4.10% 01/17/23 (a)	1,000,000	998,437
4.20% 01/24/23 (a)	1,470,000	1,466,470
U.S. Treasury Notes
0.13% 03/31/23	812,000	809,469
U.S. Treasury Notes 0.02% + 3 month Treasury Money Market Yield
4.38% 01/31/24 (b)	60,000	60,023
U.S. Treasury Notes 0.03% + 3 month Treasury Money Market Yield
4.43% 04/30/23 - 07/31/23 (b)	4,947,000	4,947,065
U.S. Treasury Notes 0.04% + 3 month Treasury Money Market Yield
4.43% 10/31/23 (b)	1,575,000	1,575,520
4.44% 07/31/24 (b)	1,000,000	999,140
U.S. Treasury Notes 0.05% + 3 month Treasury Money Market Yield
4.45% 01/31/23 (b)	1,356,000	1,356,031
U.S. Treasury Notes 0.08% + 3 month Treasury Money Market Yield
4.32% 04/30/24 (b)	3,050,000	3,047,243
		18,864,402
U.S. Government Agency Obligations - 24.9%
Federal Farm Credit Banks Funding Corp.
2.10% 05/25/23	500,000	499,889
Federal Farm Credit Banks Funding Corp. 0.02% + SOFR
4.32% 06/12/23 - 08/21/23 (b)	1,050,000	1,050,003
	Principal Amount	Fair Value
Federal Farm Credit Banks Funding Corp. 0.03% + SOFR
4.33% 01/12/23 - 06/14/23 (b)	$ 1,050,000	$ 1,050,026
Federal Farm Credit Banks Funding Corp. 0.04% + 3 month Treasury money market yield
4.43% 05/03/23 (b)	520,000	520,000
Federal Farm Credit Banks Funding Corp. 0.05% + SOFR
4.35% 05/09/24 - 06/03/24 (b)	700,000	700,000
Federal Farm Credit Banks Funding Corp. 0.06% + SOFR
4.36% 05/13/24 (b)	80,000	80,014
Federal Home Loan Bank
2.30% 05/18/23 (a)	200,000	198,328
2.32% 05/12/23 (a)	750,000	743,967
3.21% 01/26/23 (a)	200,000	199,600
3.22% 07/13/23 (a)	700,000	688,529
Federal Home Loan Bank Discount Notes
1.23% 02/23/23 (a)	500,000	499,150
2.04% 04/20/23 (a)	250,000	248,529
2.18% 05/12/23 (a)	500,000	496,237
2.24% 05/18/23 (a)	200,000	198,380
2.67% 01/11/23 (a)	1,180,000	1,179,318
3.09% 02/01/23 (a)	100,000	99,758
3.19% 06/20/23 (a)	300,000	295,716
3.20% 01/26/23 (a)	600,000	598,804
3.22% 07/13/23 (a)	200,000	196,726
3.23% 02/28/23 (a)	600,000	597,079
3.30% 08/11/23 (a)	400,000	392,288
4.20% 01/25/23 (a)	1,500,000	1,496,223
Federal Home Loan Banks
3.13% 08/10/23	1,000,000	1,000,000
Federal Home Loan Banks 0.02% + SOFR
4.32% 01/06/23 - 04/21/23 (b)	6,850,000	6,850,000
Federal Home Loan Banks 0.03% + SOFR
4.33% 01/13/23 - 03/02/23 (b)	3,870,000	3,870,000
Federal Home Loan Banks 0.04% + SOFR
4.34% 01/26/23 - 06/05/23 (b)	6,550,000	6,550,000

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Government Money Market Fund	95

Elfun Government Money Market Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
Federal Home Loan Banks 0.05% + SOFR
4.35% 02/06/23 - 04/03/23 (b)	$ 3,000,000	$ 3,000,000
Federal Home Loan Banks 0.06% + SOFR
4.36% 03/16/23 - 07/27/23 (b)	2,200,000	2,200,000
Federal Home Loan Banks 0.07% + SOFR
4.37% 03/27/23 (b)	1,500,000	1,500,000
Federal Home Loan Banks 0.09% + SOFR
4.39% 08/15/23 (b)	2,400,000	2,400,000
Federal Home Loan Mortgage Corp.
0.25% 06/26/23	280,000	276,143
		39,674,707
Repurchase Agreements - 63.1%
BNP Paribas Securities Corp. U.S. Treasury Repo 4.26% dated 12/30/22, to be repurchased $300,000,000 01/03/23	20,000,000	20,000,000
Citigroup Global Markets, Inc. U.S. Treasury Repo 4.27% dated 12/30/22, to be repurchased $100,000,000 on 01/03/2023, Collateralized by $48,193 U.S. Treasury Note, 0.125% to 2.625% Maturing from 08/31/2023 - 08/15/2029, Collateralized by $101,951,862 U.S. Treasury Inflation Index Note, 0.125% to 0.250% Maturing from 07/15/2029 - 01/15/2032. 01/03/23	15,000,000	15,000,000
HSBC Securities USA, Inc. U.S. Treasury Repo 4.27% dated 12/30/22, to be repurchased $305,000,000 on 12/30/2022, Collateralized by $238,197,170 U.S. Treasury Bond, 2.000% to 7.625% Maturing on 02/15/2025 - 01/03/23	15,000,000	15,000,000
	Principal Amount	Fair Value
Merrill Lynch, Pierce, Fenner & Smith, Inc. U.S. Treasury Repo 4.25% dated 12/30/22, to be repurchased $302,831,000 on 01/03/2022, Collateralized by $308,887,621 U.S. Treasury Note, 1.000% to 2.250% Maturing from
01/03/23	$ 15,490,000	$ 15,490,000
Mitsubishi UFJ U.S. Treasury Repo 4.27% dated 12/30/22, to be repurchased $30,000,000 on 12/30/2022, Collateralized by $6,627,378 U.S. Treasury Bond, 1.250% to 4.750% Maturing from 02/15/2037 - 02/15/2052, Collateralized by $12,781,748 U.S. Government Obligation, 0.250% to 5.500% Maturing from 08/24/2023 - 09/01/2052, Collateralized by $292 U.S. Treasury Note, 3.1250% Maturing on 08/31/2027, Collateralized by $10,966,674 U.S. Treasury Inflation Index Note, 0.125% to 0.8750% Maturing from 01/15/2029 to 01/15/2030, Collateralized by $292 U.S. Treasury Note, 3.1250% Maturing on 08/31/2027, Collateralized by $223,908 U.S. Treasury Inflation Index Note, 2.500% Maturing on 01/15/2029.
01/03/23	30,000,000	30,000,000

See Notes to Schedules of Investments and Notes to Financial Statements.
96	Elfun Government Money Market Fund

Elfun Government Money Market Fund
Schedule of Investments, continued — December 31, 2022
	Principal Amount	Fair Value
Standard Chartered U.S. Treasury Repo 4.27% dated 12/30/22, to be repurchased $5,000,000 on 01/03/2023, Collateralized by $1,055,041 U.S. Treasury Bond, 2.875% to 3.000% Maturing from 11/15/2046 - 05/15/2047, Collateralized by $56,232 U.S. Treasury Note, 0.125% to 2.875% Maturing on 07/31/2023 - 05/15/2032, Collateralized by $3,988,727 U.S. Government Obligation, 2.00% to 4.500% Maturing on 01/01/2041 - 11/01/2052.
01/03/23	$ 5,000,000	$ 5,000,000
		100,490,000
Total Short-Term Investments (Cost $159,029,109)		159,029,109
Other Assets and Liabilities, net - 0.1%		98,357
NET ASSETS - 100.0%		$ 159,127,466
Notes to Schedule of Investments – December 31, 2022
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Coupon amount represents effective yield.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
†	Percentages are based on net assets as of December 31, 2022.
Abbreviations:
SOFR - Secured Overnight Financing Rate

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$ —	$ 18,864,402	$ —	$ 18,864,402
U.S. Government Agency Obligations	—	39,674,707	—	39,674,707
Repurchase Agreements	—	100,490,000	—	100,490,000
Total Investments in Securities	$ —	$ 159,029,109	$ —	$ 159,029,109
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Government Money Market Fund	97

Elfun International Equity Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Inception date					1/1/88
Net asset value, beginning of period	$ 26.73	$ 26.53	$ 23.69	$ 18.51	$ 22.68
Income/(loss) from investment operations:
Net investment income(a)	0.56	0.83	0.29	0.43	0.45
Net realized and unrealized gains/(losses) on investments	(4.86)	1.57	2.86	5.15	(4.16)
Total income/(loss) from investment operations	(4.30)	2.40	3.15	5.58	(3.71)
Less distributions from:
Net investment income	0.55	0.86	0.31	0.40	0.46
Net realized gains	0.91	1.34	—	—	—
Total distributions	1.46	2.20	0.31	0.40	0.46
Net asset value, end of period	$ 20.97	$ 26.73	$ 26.53	$ 23.69	$ 18.51
Total Return(b)	(16.11)%	9.05%	13.31%	30.14%	(16.33)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$153,897	$204,799	$201,200	$199,123	$183,982
Ratios to average net assets:
Net expenses	0.44%	0.37%	0.40%	0.38%	0.36%
Gross expenses	0.44%	0.37%	0.40%	0.38%	0.36%
Net investment income	2.46%	2.93%	1.31%	2.02%	2.06%
Portfolio turnover rate	16%	17%	20%	15%	27%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
The accompanying Notes are an integral part of these financial statements.
98	Financial Highlights

Elfun Trusts
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Inception date					5/27/35
Net asset value, beginning of period	$ 79.73	$ 71.55	$ 62.16	$ 50.14	$ 60.36
Income/(loss) from investment operations:
Net investment income(a)	0.72	0.72	0.64	0.71	0.74
Net realized and unrealized gains/(losses) on investments	(16.59)	16.72	14.90	17.15	(2.85)
Total income/(loss) from investment operations	(15.87)	17.44	15.54	17.86	(2.11)
Less distributions from:
Net investment income	0.75	0.74	0.69	0.67	0.76
Net realized gains	4.53	8.52	5.46	5.17	7.35
Total distributions	5.28	9.26	6.15	5.84	8.11
Net asset value, end of period	$ 58.58	$ 79.73	$ 71.55	$ 62.16	$ 50.14
Total Return(b)	(19.87)%	24.28%	25.07%	35.57%	(3.39)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$2,912,901	$3,965,156	$3,419,765	$2,979,222	$2,427,667
Ratios to average net assets:
Net expenses	0.18%	0.18%	0.18%	0.18%	0.19%
Gross expenses	0.18%	0.18%	0.18%	0.18%	0.19%
Net investment income	1.03%	0.89%	0.99%	1.20%	1.17%
Portfolio turnover rate	29%	26%	25%	17%	18%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	99

Elfun Diversified Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Inception date					1/1/88
Net asset value, beginning of period	$ 21.68	$ 20.97	$ 19.54	$ 17.02	$ 18.60
Income/(loss) from investment operations:
Net investment income(a)	0.35	0.34	0.37	0.41	0.42
Net realized and unrealized gains/(losses) on investments	(3.67)	2.08	2.02	2.93	(1.45)
Total income/(loss) from investment operations	(3.32)	2.42	2.39	3.34	(1.03)
Less distributions from:
Net investment income	0.42	0.42	0.38	0.42	0.43
Net realized gains	0.92	1.29	0.58	0.40	0.12
Total distributions	1.34	1.71	0.96	0.82	0.55
Net asset value, end of period	$ 17.02	$ 21.68	$ 20.97	$ 19.54	$ 17.02
Total Return(b)	(15.31)%	11.56%	12.23%	19.58%	(5.51)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$166,006	$211,716	$205,144	$199,011	$181,943
Ratios to average net assets:
Net expenses	0.33%	0.30%	0.31%	0.30%	0.33%
Gross expenses	0.34%	0.30%	0.31%	0.30%	0.33%
Net investment income	1.83%	1.53%	1.88%	2.20%	2.26%
Portfolio turnover rate	49% (c)	41% (c)	56% (c)	162%	72%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(c)	The portfolio turnover calculated for the fiscal years ended 12/31/2022, 12/31/2021 and 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 116%, 90% and 136%, respectively.
The accompanying Notes are an integral part of these financial statements.
100	Financial Highlights

Elfun Tax-Exempt Income Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Inception date					1/1/80
Net asset value, beginning of period	$ 11.47	$ 11.67	$ 11.54	$ 11.19	$ 11.55
Income/(loss) from investment operations:
Net investment income(a)	0.31	0.31	0.37	0.38	0.46
Net realized and unrealized gains/(losses) on investments	(1.28)	(0.14)	0.17	0.41	(0.36)
Total income/(loss) from investment operations	(0.97)	0.17	0.54	0.79	0.10
Less distributions from:
Net investment income	0.37	0.37	0.41	0.44	0.46
Total distributions	0.37	0.37	0.41	0.44	0.46
Net asset value, end of period	$ 10.13	$ 11.47	$ 11.67	$ 11.54	$ 11.19
Total Return(b)	(8.44)%	1.44%	4.77%	7.13%	0.90%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,047,236	$1,250,501	$1,341,617	$1,377,821	$1,376,980
Ratios to average net assets:
Net expenses	0.21%	0.21%	0.21%	0.20%	0.21%
Gross expenses	0.21%	0.21%	0.21%	0.20%	0.21%
Net investment income	2.96%	2.65%	3.24%	3.35%	4.06%
Portfolio turnover rate	43%	42%	41%	25%	18%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	101

Elfun Income Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Inception date					12/31/84
Net asset value, beginning of period	$ 11.67	$ 12.25	$ 11.74	$ 11.02	$ 11.44
Income/(loss) from investment operations:
Net investment income(a)	0.25	0.24	0.29	0.32	0.32
Net realized and unrealized gains/(losses) on investments	(1.80)	(0.38)	0.63	0.73	(0.41)
Total income/(loss) from investment operations	(1.55)	(0.14)	0.92	1.05	(0.09)
Less distributions from:
Net investment income	0.27	0.27	0.34	0.33	0.33
Net realized gains	0.17	0.17	0.07	—	—
Total distributions	0.44	0.44	0.41	0.33	0.33
Net asset value, end of period	$ 9.68	$ 11.67	$ 12.25	$ 11.74	$ 11.02
Total Return(b)	(13.47)%	(1.19)%	8.03%	9.50%	(0.80)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$160,286	$218,824	$244,329	$233,663	$229,477
Ratios to average net assets:
Net expenses	0.32%	0.29%	0.27%	0.29%	0.34%
Gross expenses	0.32%	0.29%	0.27%	0.29%	0.34%
Net investment income	2.41%	2.03%	2.44%	2.77%	2.88%
Portfolio turnover rate	40% (c)	71% (c)	108% (c)	107%	207%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	The portfolio turnover calculated for the fiscal years ended 12/31/22, 12/31/21 and 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 187%, 184% and 255%, respectively.
The accompanying Notes are an integral part of these financial statements.
102	Financial Highlights

Elfun Government Money Market Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Inception date					6/13/90
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income/(loss) from investment operations:
Net investment income(a)	0.01	—	0.00 (b)	0.02	0.02
Total income from investment operations	0.01	—	0.00 (b)	0.02	0.02
Less distributions from:
Net investment income	0.01	—	0.00 (b)	0.02	0.02
Net realized gains	—	—	—	—	—
Total distributions	0.01	—	0.00 (b)	0.02	0.02
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return(c)	1.45%	—%	0.32%	1.99%	1.55%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$159,127	$142,430	$153,251	$128,561	$104,275
Ratios to average net assets:
Net expenses	0.24%	0.09%	0.19%	0.26%	0.32%
Gross expenses	0.27%	0.26%	0.25%	0.26%	0.32%
Net investment income	1.50%	—%	0.30%	1.96%	1.53%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Rounds to less than $0.005.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	103

Elfun Funds
Statements of Assets and Liabilities — December 31, 2022
	Elfun International Equity Fund	Elfun Trusts
Assets
Investments in securities, at fair value (cost $124,901,407; $1,756,288,011; $115,302,264; $1,040,934,261; $174,047,680 and $0, respectively)	$ 151,412,772	$ 2,872,162,633
Investments in affiliated securities, at fair value (cost $0; $0; $42,294,178; $0; $0 and $0, respectively)	—	—
Short-term investments, at fair value (cost $0; $0; $116,548; $0; $0 and $0, respectively)	—	—
Investments in affiliated securities, at fair value	2,127,943	38,776,883
Repurchase agreements	—	—
Cash	—	—
Net cash collateral on deposit with broker for future contracts	86,942	—
Foreign currency (cost $1,738, $0, $32,020, $0, $0 and $0, respectively)	1,739	—
Receivable for investments sold	—	—
Income receivables	894,712	2,670,403
Receivable for fund shares sold	1,505	140,173
Income receivable from affiliated investments	12,829	178,857
Receivable for accumulated variation margin on swap contracts	—	—
Receivable for accumulated variation margin on futures contracts	—	—
Prepaid expenses and other assets	448	8,724
Total assets	154,538,890	2,913,937,673
Liabilities
Distribution payable to shareholders	—	—
Net cash collateral on swap contracts due to broker	—	—
Payable for investments purchased	—	—
Payable for fund shares redeemed	7,505	324,828
Payable for accumulated variation margin on futures contracts	5,991	—
Payable to the Adviser	28,126	359,524
Payable for custody, fund accounting and sub-administration fees	19,567	94,804
Accrued other expenses	580,950	257,039
Total liabilities	642,139	1,036,195

Net Assets	$ 153,896,751	$ 2,912,901,478
Net Assets Consist of:
Capital paid in	$ 130,322,596	$ 1,771,462,243
Total distributable earnings (loss)	23,574,155	1,141,439,235
Net Assets	$ 153,896,751	$ 2,912,901,478
Shares outstanding (Par value $10; $10; $10; $10; $10; and $1, respectively; unlimited shares authorized)	7,338,205	49,721,764
Net asset value, offering and redemption price per share	$ 20.97	$ 58.58
The accompanying Notes are an integral part of these financial statements.
104	Statements of Assets and Liabilities

Elfun Diversified Fund	Elfun Tax-Exempt Income Fund	Elfun Income Fund	Elfun Government Money Market Fund

$ 121,299,213	$ 1,025,415,897	$ 155,899,125	$ —
42,741,900	—	—	—
116,548	—	—	—
17,464,685	15,874,392	33,943,475	58,539,109
—	—	—	100,490,000
536,670	—	431,186	181
34,390	—	231,320	—
33,814	—	—	—
96,238	7,925,457	9	—
383,633	14,446,024	929,006	—
985	23,462	25,789	237,650
58,068	48,674	122,929	319,566
18,884	—	48,130	—
—	—	47,102	—
492	3,055	506	429
182,785,520	1,063,736,961	191,678,577	159,586,935

—	983,945	96,061	56,548
17,667	—	40,384	—
16,505,985	14,798,360	30,872,052	—
101,357	395,344	259,279	307,996
16,711	—	—	—
22,741	143,163	19,063	13,986
18,107	35,216	12,919	16,247
97,008	144,499	92,559	64,692
16,779,576	16,500,527	31,392,317	459,469

$ 166,005,944	$ 1,047,236,434	$ 160,286,260	$ 159,127,466

$ 162,245,407	$ 1,152,692,892	$ 191,457,561	$ 159,127,200
3,760,537	(105,456,458)	(31,171,301)	266
$ 166,005,944	$ 1,047,236,434	$ 160,286,260	$ 159,127,466
9,751,048	103,332,462	16,565,843	159,127,181
$ 17.02	$ 10.13	$ 9.68	$ 1.00
The accompanying Notes are an integral part of these financial statements.
Statements of Assets and Liabilities	105

Elfun Funds
Statements of Operations — For the year ended December 31, 2022
	Elfun International Equity Fund	Elfun Trusts
Investment Income
Income
Dividend	$ 4,700,381	$ 39,017,825
EU Reclaims	943,627	—
Less: Taxes	(399,602)	—
Interest	—	—
Income from affiliated investments	54,720	1,216,128
Less: Foreign taxes withheld	(468,223)	(6,292)
Total income	4,830,903	40,227,661
Expenses
Advisory and administration fees	349,672	4,643,767
Blue Sky fees	25,995	31,987
Transfer agent fees	124,980	571,969
Trustees' fees	22,020	40,959
Custody, fund accounting and sub-administration fees	69,793	432,288
Professional fees	130,065	56,771
Printing and shareholder reports	8,364	66,448
Registration fees	—	15,701
Other expenses	6,625	66,713
Total expenses before waivers	737,514	5,926,603
Fees waived and/or reimbursed by the adviser	—	—
Net expenses	737,514	5,926,603
Net investment income	$ 4,093,389	$ 34,301,058
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ 1,331,638	$ 29,082,241
Affiliated investments	—	—
Futures	(61,264)	—
Swap contracts	—	—
Foreign currency transactions	(257,930)	—
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(38,088,306)	(838,339,517)
Affiliated investments	—	—
Futures	(44,749)	—
Swap contracts	—	—
Foreign currency translations	(58,913)	—
Net realized and unrealized gain (loss) on investments	(37,179,524)	(809,257,276)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ (33,086,135)	$ (774,956,218)
The accompanying Notes are an integral part of these financial statements.
106	Statements of Operations

Elfun Diversified Fund	Elfun Tax-Exempt Income Fund	Elfun Income Fund	Elfun Government Money Market Fund

$ 1,189,914	$ —	$ 13,280	$ —
—	—	—	—
—	—	—	—
1,547,329	34,907,098	4,635,792	2,602,026
1,210,026	167,743	416,866	—
(396)	—	—	—
3,946,873	35,074,841	5,065,938	2,602,026

309,829	1,772,665	315,979	149,665
28,195	36,262	34,113	34,396
106,418	235,042	116,030	80,778
22,091	27,534	22,351	21,851
75,814	160,985	55,763	57,032
49,332	48,053	41,598	29,044
15,064	29,024	8,532	26,237
—	805	—	—
5,304	19,025	6,199	1,944
612,047	2,329,395	600,565	400,947
(7,108)	—	(14,684)	(43,973)
604,939	2,329,395	585,881	356,974
$ 3,341,934	$ 32,745,446	$ 4,480,057	$ 2,245,052

$ 3,107,728	$ (38,399,737)	$ (9,502,143)	$ 211
173,178	—	—	—
(335,287)	—	(1,306,777)	—
(64,622)	—	(176,099)	—
(18,967)	—	—	—

(28,954,762)	(97,949,642)	(22,757,235)	—
(9,400,984)	—	—	—
(4,980)	—	95,663	—
118,746	—	301,705	—
(563)	—	—	—
(35,380,513)	(136,349,379)	(33,344,886)	211
$ (32,038,579)	$ (103,603,933)	$ (28,864,829)	$ 2,245,263
The accompanying Notes are an integral part of these financial statements.
Statements of Operations	107

Elfun Funds
Statements of Changes in Net Assets
	Elfun International Equity Fund		Elfun Trusts
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 4,093,389	$ 6,120,473	$ 34,301,058	$ 33,815,592
Net realized gain (loss) on investments, futures, swap contracts and foreign currency transactions	1,012,444	15,203,963	29,082,241	526,019,203
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures, swap contracts and foreign currency translations	(38,191,968)	(3,340,021)	(838,339,517)	254,514,072
Net increase (decrease) from operations	(33,086,135)	17,984,415	(774,956,218)	814,348,867
Distributions to shareholders:
Total distributions	(10,109,923)	(15,724,016)	(244,921,749)	(421,275,229)
Increase (decrease) in assets from operations and distributions	(43,196,058)	2,260,399	(1,019,877,967)	393,073,638
Share transactions:
Proceeds from sale of shares	1,319,728	2,858,069	46,867,193	73,991,073
Value of distributions reinvested	8,739,289	13,507,831	199,361,109	344,793,733
Cost of shares redeemed	(17,765,665)	(15,026,462)	(278,604,671)	(266,467,198)
Net increase (decrease) from share transactions	(7,706,648)	1,339,438	(32,376,369)	152,317,608
Total increase (decrease) in net assets	(50,902,706)	3,599,837	(1,052,254,336)	545,391,246
Net Assets
Beginning of year	204,799,457	201,199,620	3,965,155,814	3,419,764,568
End of year	$ 153,896,751	$ 204,799,457	$ 2,912,901,478	$ 3,965,155,814
Changes in Fund Shares
Shares sold	57,624	102,485	682,298	924,232
Issued for distributions reinvested	414,965	505,533	3,419,573	4,291,874
Shares redeemed	(796,024)	(531,166)	(4,109,858)	(3,281,753)
Net increase (decrease) in fund shares	(323,435)	76,852	(7,987)	1,934,353
The accompanying Notes are an integral part of these financial statements.
108	Statements of Changes in Net Assets

Elfun Diversified Fund		Elfun Tax-Exempt Income Fund
Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2021

$ 3,341,934	$ 3,224,928	$ 32,745,446	$ 34,533,678
2,862,030	14,601,462	(38,399,737)	(312,845)
(38,242,543)	5,260,848	(97,949,642)	(15,370,341)
(32,038,579)	23,087,238	(103,603,933)	18,850,492

(12,253,898)	(15,754,251)	(39,613,148)	(41,209,578)
(44,292,477)	7,332,987	(143,217,081)	(22,359,086)

4,806,152	4,772,080	27,813,701	40,093,917
10,857,841	13,873,358	28,329,020	29,155,146
(17,081,582)	(19,406,904)	(116,189,891)	(138,005,800)
(1,417,589)	(761,466)	(60,047,170)	(68,756,737)
(45,710,066)	6,571,521	(203,264,251)	(91,115,823)

211,716,010	205,144,489	1,250,500,685	1,341,616,508
$ 166,005,944	$ 211,716,010	$ 1,047,236,434	$ 1,250,500,685

245,078	216,554	2,667,177	3,462,715
637,197	635,917	2,728,399	2,525,649
(896,699)	(871,621)	(11,098,604)	(11,950,926)
(14,424)	(19,150)	(5,703,028)	(5,962,562)
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	109

Elfun Funds
Statements of Changes in Net Assets
	Elfun Income Fund		Elfun Government Money Market Fund
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 4,480,057	$ 4,752,937	$ 2,245,052	$ —
Net realized gain (loss) on investments, futures and swap contracts	(10,985,019)	2,980,049	211	55
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	(22,359,867)	(10,560,616)	—	—
Net increase (decrease) from operations	(28,864,829)	(2,827,630)	2,245,263	55
Distributions to shareholders:
Total distributions	(7,501,246)	(8,337,782)	(2,245,052)	—
Increase (decrease) in assets from operations and distributions	(36,366,075)	(11,165,412)	211	55
Share transactions:
Proceeds from sale of shares	10,181,575	18,127,991	76,139,491	50,569,988
Value of distributions reinvested	6,014,489	6,571,744	2,101,565	422
Cost of shares redeemed	(38,368,027)	(39,039,271)	(61,544,131)	(61,391,100)
Net increase (decrease) from share transactions	(22,171,963)	(14,339,536)	16,696,925	(10,820,690)
Total increase (decrease) in net assets	(58,538,038)	(25,504,948)	16,697,136	(10,820,635)
Net Assets
Beginning of year	218,824,298	244,329,246	142,430,330	153,250,965
End of year	$ 160,286,260	$ 218,824,298	$ 159,127,466	$ 142,430,330
Changes in Fund Shares
Shares sold	943,220	1,518,468	76,139,492	50,569,987
Issued for distributions reinvested	598,767	555,624	2,101,565	422
Shares redeemed	(3,722,118)	(3,276,520)	(61,544,131)	(61,391,100)
Net increase (decrease) in fund shares	(2,180,131)	(1,202,428)	16,696,926	(10,820,691)
The accompanying Notes are an integral part of these financial statements.
110	Statements of Changes in Net Assets

Elfun Funds
Notes to Financial Statements — December 31, 2022
1. Organization of the Funds
The Elfun International Equity Fund, Elfun Trusts, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Government Money Market Fund (each, a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Fund is a diversified investment company within the meaning of the 1940 Act.
Under each Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
Notes to Financial Statements	111

Elfun Funds
Notes to Financial Statements, continued — December 31, 2022
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•	Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.
•	Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2022 is disclosed in each Fund’s Schedule of Investments.
112	Notes to Financial Statements

Elfun Funds
Notes to Financial Statements, continued — December 31, 2022
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Certain Funds may invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REITs and/or the Adviser’s estimates of such re-designations for which actual information has not yet been reported.
Expenses Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not Fund specific are allocated pro rata across the Funds.
Foreign Currency Translation The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2022, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
As a result of several court cases, in certain countries across the European Union (“EU"), certain Funds filed for additional tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for such EU reclaims is reflected in the Statement of Operations and presented separately as "EU Reclaims" in cases where such reclaims exceed 5% of total investment income. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
For U.S. income tax purposes, EU reclaims received by a Fund, if any, reduce the amounts of foreign taxes the Fund’s shareholders can use as tax credits in their individual income tax returns. In the event that EU reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and the Fund previously passed foreign tax credit on to its shareholders, a Fund will enter into a closing agreement with the Internal Revenue Service (IRS) in order to pay the associated tax liability on behalf of a Fund’s shareholders.
During the year ended December 31, 2022, the Elfun International Equity Fund received EU reclaims in the amount of $943,627, less estimated taxes and professional fees of $399,602 and $84,121, respectively, as a result as included on the Statement of Operations.
Notes to Financial Statements	113

Elfun Funds
Notes to Financial Statements, continued — December 31, 2022
Distributions Distributions from net investment income, if any, are declared daily and paid monthly for the Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Government Money Market Fund and declared and paid annually for the Eflun International Equity Fund, Elfun Trusts and Elfun Diversified Income Fund.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities During the period, the Elfun Diversified Fund and Elfun Income Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the applicable Fund’s Schedule of Investments. A Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, a Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To-Be-Announced Transactions Certain Funds may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
A Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose a Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, a Fund will enter into TBA transactions only with established counterparties. A Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Repurchase Agreements Certain Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to a Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund’s the principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2022, the Elfun Government Money Market Fund had invested in repurchase agreements with the gross values of $100,490,000 and associated collateral equal to $102,499,980.
114	Notes to Financial Statements

Elfun Funds
Notes to Financial Statements, continued — December 31, 2022
4.Derivative Financial Instruments
Futures Contracts Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
During the fiscal year ended December 31, 2022, the following Funds entered into futures contracts for the strategies listed below:
Fund	Strategies
Elfun International Equity Fund	Equitization of Cash
Elfun Diversified Fund	Management of Interest Rate Risk and Equitization of Cash
Elfun Income Fund	Management of Interest Rate Risk
Credit Default Swaps During the fiscal year ended December 31, 2022, the Elfun Diversified Fund and Elfun Income Fund engaged in credit default swaps to manage credit risk. When a Fund is the buyer in a credit default swap contract, a Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, a Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, a Fund loses its investment and recovers nothing. However, if a credit event occurs, a Fund receives full notional value for a referenced debt obligation that may have little or no value. When a Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, a Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If a Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that a Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by a Fund for the same referenced obligation.
As the seller, a Fund may create economic leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. A Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For
Notes to Financial Statements	115

Elfun Funds
Notes to Financial Statements, continued — December 31, 2022 financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. A Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. A Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if a Fund had invested in the referenced debt obligation directly. If a Fund is a buyer of a credit default swap and no credit event occurs, a Fund will not earn any return on its investment. If a Fund is a seller of a credit default swap, a Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject a Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
The following tables summarize the value of the Funds’ derivative instruments as of December 31, 2022 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Elfun Diversified Fund
Swap Contracts	$ —	$ —	$ 18,884	$ —	$ —	$ 18,884
Elfun Income Fund
Futures Contracts	$ 47,102	$ —	$ —	$ —	$ —	$ 47,102
Swap Contracts	—	—	48,130	—	—	48,130

Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Elfun International Equity Fund
Futures Contracts	$ —	$ —	$ —	$ 5,991	$ —	$ 5,991
Elfun Diversified Fund
Futures Contracts	$ —	$ —	$ —	$ 16,711	$ —	$ 16,711

Realized Gain/Loss
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Elfun International Equity Fund
Futures Contracts	$ —	$ —	$ —	$ (61,264)	$ —	$ (61,264)
Elfun Diversified Fund
Futures Contracts	$ (259,892)	$ —	$ —	$ (75,395)	$ —	$ (335,287)
Swap Contracts	—	—	(64,622)	—	—	(64,622)
Elfun Income Fund
Futures Contracts	$ (1,306,777)	$ —	$ —	$ —	$ —	$ (1,306,777)
Swap Contracts	(176,099)	—	—	—	—	(176,099)

Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Elfun International Equity Fund
Futures Contracts	$ —	$ —	$ —	$ (44,749)	$ —	$ (44,749)
116	Notes to Financial Statements

Elfun Funds
Notes to Financial Statements, continued — December 31, 2022
Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Elfun Diversified Fund
Futures Contracts	$ 14,150	$ —	$ —	$ (19,130)	$ —	$ (4,980)
Swap Contracts	—	—	118,746	—	—	118,746
Elfun Income Fund
Futures Contracts	$ 95,663	$ —	$ —	$ —	$ —	$ 95,663
Swap Contracts	—	—	301,705	—	—	301,705
5.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of each Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:
Fund	Management Fee
Elfun International Equity Fund	0.21%
Elfun Trusts	0.14%
Elfun Diversified Fund	0.17%
Elfun Tax-Exempt Income Fund	0.16%
Elfun Income Fund	0.17%
Elfun Government Money Market Fund	0.10%
SSGA FM is contractually obligated until April 30, 2023 to waive its Management Fee and/or reimburse certain expenses for the Elfun Diversified Fund and Elfun Income Fund, in an amount equal to any acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from each Fund’s holdings in acquired funds for cash management purposes, if any. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to April 30, 2023 except with approval of the Board.
Amounts waived or reimbursed are included in the respective Statement of Operations.
Each of the Adviser and certain of its affiliates (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Elfun Government Money Market Fund to the extent necessary to attempt to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM's sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a "Voluntary Reduction"). Under an agreement with the Service Providers relating to the Voluntary Reduction, the Elfun Government Money Market Fund has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Elfun Government Money Market Fund. A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Elfun Government Money Market Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Elfun Government Money Market Fund will be able to avoid a negative yield. The Elfun Government Money Market Fund has agreed, subject to certain limitations, to reimburse the applicable Service Provider for the full dollar amount of any Voluntary Reduction incurred after May 1, 2020. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement. Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended December 31, 2022 were $43,973.
Notes to Financial Statements	117

Elfun Funds
Notes to Financial Statements, continued — December 31, 2022
As of December 31, 2022, SSGA FM has not recouped any expenses from the Elfun Government Money Market Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2023	$ 78,761
12/31/2024	$233,832
12/31/2025	$ 43,973
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Funds. Amounts paid by the Funds to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statements of Operations.
Other Transactions with Affiliates The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2022 are disclosed in the Schedules of Investments.
6.Trustees' Fees
The fees and expenses of each Fund’s trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the year ended December 31, 2022 were as follows:
	U.S. Government Obligations		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Elfun International Equity Fund	$ —	$ —	$ 26,764,787	$ 35,308,713
Elfun Trusts	—	—	937,148,018	1,203,926,035
Elfun Diversified Fund	30,552,077	34,157,870	49,996,780	57,819,678
Elfun Tax-Exempt Income Fund	—	—	470,509,472	535,983,071
Elfun Income Fund	328,354,498	342,304,859	11,130,592	18,108,868
8.Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to the federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds' tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAVs or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions,
118	Notes to Financial Statements

Elfun Funds
Notes to Financial Statements, continued — December 31, 2022 foreign currency gains and losses, corporate actions, paydown losses, future contracts, swap contracts, straddle loss deferrals, capital gain taxes, return of capital adjustments, premium amortization and wash sale loss deferrals.
The tax character of distributions paid during the fiscal year ended December 31, 2022 were as follows:
Fund	Exempt Income	Ordinary Income	Long-Term Capital Gains	Total
Elfun International Equity Fund	$ —	$ 4,234,360	$ 5,875,563	$ 10,109,923
Elfun Trusts	—	41,029,943	203,891,806	244,921,749
Elfun Diversified Fund	—	4,049,986	8,203,912	12,253,898
Elfun Tax-Exempt Income Fund	39,349,026	264,122	—	39,613,148
Elfun Income Fund	—	5,213,578	2,287,668	7,501,246
Elfun Government Money Market Fund	—	2,245,052	—	2,245,052
The tax character of distributions paid during the fiscal year ended December 31, 2021 was as follows:
Fund	Exempt Income	Ordinary Income	Long-Term Capital Gains	Total
Elfun International Equity Fund	$ —	$ 6,139,133	$ 9,584,883	$ 15,724,016
Elfun Trusts	—	47,426,354	373,848,875	421,275,229
Elfun Diversified Fund	—	4,154,354	11,599,897	15,754,251
Elfun Tax-Exempt Income Fund	41,065,018	144,560	—	41,209,578
Elfun Income Fund	—	8,235,715	102,067	8,337,782
At December 31, 2022, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
Elfun International Equity Fund	$ 193,939	$ —	$ —	$ —	$ 25,484,313	$(2,104,097)	$ 23,574,155
Elfun Trusts	2,023,730	—	—	30,324,561	1,109,090,944	—	1,141,439,235
Elfun Diversified Fund	43,362	—	—	709,197	3,007,978	—	3,760,537
Elfun Tax-Exempt Income Fund	—	282,302	(63,627,894)	—	(42,110,866)	—	(105,456,458)
Elfun Income Fund	191,560	—	(12,750,509)	—	(18,612,352)	—	(31,171,301)
Elfun Government Money Market Fund	266	—	—	—	—	—	266
Notes to Financial Statements	119

Elfun Funds
Notes to Financial Statements, continued — December 31, 2022
As of December 31, 2022, the Funds had capital loss carryforwards available to offset future realized capital gains as follows:
Fund	Non-Expiring Short Term	Non-Expiring Long Term
Elfun Tax-Exempt Income Fund	$39,207,699	$24,420,195
Elfun Income Fund	5,263,034	7,487,475
As of December 31, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Elfun International Equity Fund	$ 127,997,344	$ 36,875,751	$11,338,402	$ 25,537,349
Elfun Trusts	1,801,848,573	1,175,300,505	66,209,562	1,109,090,943
Elfun Diversified Fund	178,713,927	11,688,584	8,593,398	3,095,186
Elfun Tax-Exempt Income Fund	1,083,401,155	4,932,932	47,043,798	(42,110,866)
Elfun Income Fund	208,782,584	111,715	18,724,067	(18,612,352)
Elfun Government Money Market Fund	159,029,109	—	—	—
9.Line of Credit
The Funds (excluding the Elfun Government Money Market Fund) and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.275 billion ($1.1 billion prior to October 6, 2022) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Funds had no outstanding loans as of December 31, 2022.
10.Risks
Concentration Risk As a result of a Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of a Fund's investments more than if a Fund was more broadly diversified.
Interest Rate Risk Is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of a Fund’s investments. The U.S. Federal Reserve has been engaged in an aggressive campaign to raise interest rates in an effort to combat historically high levels of inflation. Interest rate increases may continue. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility and reduced liquidity.
Foreign and Emerging Markets Risk Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which a Fund invests. Foreign markets may
120	Notes to Financial Statements

Elfun Funds
Notes to Financial Statements, continued — December 31, 2022 be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Russian Sanctions Risk Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
Credit Risk A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk A Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
11.Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022 or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the NAV of each Fund. With respect to each Fund’s results of
Notes to Financial Statements	121

Elfun Funds
Notes to Financial Statements, continued — December 31, 2022 operations, amortization of premium to first call date accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.
12.Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
122	Notes to Financial Statements

Elfun Funds
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Elfun International Equity Fund, Elfun Trusts, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Government Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Elfun International Equity Fund, Elfun Trusts, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Government Money Market Fund (collectively referred to as the “Funds”), including the schedules of investments, as of December 31, 2022, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds at December 31, 2022, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2023
Report of Independent Registered Public Accounting Firm	123

Elfun Funds
Other Information — December 31, 2022 (Unaudited)
Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for their fiscal year ended December 31, 2022.
Dividends Received Deduction
The Funds report the maximum amount allowable of their net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended December 31, 2022 is considered qualified dividend income and is eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Long Term Capital Gains Distributions
Long term capital gain dividends were paid from the Funds during the year ended December 31, 2022:
Amount
Elfun International Equity Fund	$ 5,875,563
Elfun Trusts	203,891,806
Elfun Diversified Fund	8,203,912
Elfun Income Fund	2,287,668
Tax-Exempt Income
For the fiscal year ended December 31, 2022, the following Fund hereby designates as exempt-interest dividends the amounts set forth, or the amount ultimately treated as exempt-interest dividends:
Amount
Elfun Tax-Exempt Income Fund	$39,349,026
124	Other Information

Elfun Funds
Other Information, continued — December 31, 2022 (Unaudited)
Proxy Voting Policies and Procedures and Record
The Funds have adopted the proxy voting policies of the Adviser. A description of the Funds' proxy voting policies and procedures that are used by the Funds' Adviser to vote proxies relating to Funds' portfolio of securities are available (i) without charge, upon request, by calling 1-800-242-0134 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Funds voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Funds' website at www.ssga.com.
Quarterly Portfolio Schedule
With the exception of the Elfun Government Money Market Fund, following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Funds’ website at www.ssga.com. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134 (toll free).
Monthly Portfolio Schedule
The Elfun Government Money Market Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The Fund’s monthly portfolio holdings are available at the Fund’s website at www.ssga.com.
Other Information	125

Elfun Funds
Other Information, continued — December 31, 2022 (Unaudited)
TRUSTEES AND OFFICERS
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES
Michael F. Holland(1) c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co-Chairperson of the Board	Term: Indefinite Elected: 12/18	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	55	Director, the Holland Series
Fund, Inc.; Director, The China
Fund, Inc. (1992 – 2017);
Director, The Taiwan Fund,
Inc. (2007 – 2017); Director,
Reaves Utility Income Fund,
Inc.; and Director, Blackstone/
GSO Loans (and Real Estate)
					Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co-Chairperson of the Board	Term: Indefinite Appointed: 4/16 Elected: 6/16	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 – May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 – 2002); Independent Director, State Street Global Advisors Ireland, Ltd. (investment company) (1998 – Present); Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc) (1998 – Present); Independent Director, SSGA Fixed Income plc (January 2009 – Present); and Independent Director, SSGA Qualified Funds PLC (January 2009-2019).Fund PLC); (1998 -
present), Independent Director,
SSGA Fixed Income PLC; and
(January 2009 – present),
Independent Director, SSGA
			Qualified Funds PLC (January 2009-2019).	55	Board Director and Chairman, SPDR Europe I PLC Board (2011 – present); Board Director and Chairman, SPDR Europe II, PLC (2013 – present).
126	Other Information

Elfun Funds
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES (continued)

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2020 – present); Managing General Partner, NGN Capital LLC (2006 – December 2019).	55	Director of Kleinfeld Bridal
Corp. (January 2016 – present);
Trustee of Neuroscience
Research Institute (1986 – 2017); Trustee of Fordham
University (1989 – 1995 and
2001 – 2007) and Trustee
Emeritus (2007 – present);
Trustee and Independent Chairperson of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (2019-present);
Trustee of Gregorian
University Foundation (1992 –
					2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	55	Director- Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).
Other Information	127

Elfun Funds
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Chairperson of the Nominating Committee Chairperson of the Governance Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Chairman (March 2001 - April 2002), President and Chief Executive Officer (1996 - March 2001), Cerulean Companies, Inc. (holding company) (Retired); President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare) (1992 - March 2001).	55	Chairman and Board Member
(December 2008-present) and
Investment Committee
Member (December 2008 - present), Healthcare Georgia
Foundation (private
foundation);
Lead Director and
Board Member, Amerigroup
Corp. (managed health care)
(September 2002 - 2012), Board Member
(1999 - 2013) Investment
Committee Member (2001 - 2017), Woodruff
Arts Center;
Trustee, Gettysburg College (2003 - 2009);
Board member, Aerocare
Holdings (2003 - January 2021), Regenesis
					Biomedical Inc. (April 2012 - present).

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	55	None.

Margaret McLaughlin c/o SSGA Funds Management,Inc. One Iron Street Boston,MA 02210 YOB: 1967	Trustee	Term: Indefinite Appointed: 9/22	Consultant,Bates Group(consultants)(2021-2023) consultant,Madison Dearborn Partners (private equity)(2019-2020) General Counsel/CCO, kramer Van Krik Credit strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology)(2011-2019)	55	Director,Manning & Naiper Fund Inc(2021-2022)
128	Other Information

Elfun Funds
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES (continued)
George M. Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 – September 2020) and Chief Financial Officer (November 2004 – September 2020), Charles Schwab Investment Management.	55	Director, Pacific Premier
Bancorp,Pacific Premier Bank(2021-present)
Director, Charles Schwab
Asset Management (Ireland) Ltd.,
& Charles Schwab Worldwide Funds plc. (2005 – 2020);
Director, Rotaplast International, Inc.
					. (non-profit providing free medical services to children worldwide) (2012 – 2018).
INTERESTED TRUSTEES(2)
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected: 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).	55	Board Director, SSGA SPDR ETFs Europe I PLC (May 2020 – present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 – present).
(1)	Mr. Holland retired as a Trustee of the Trust effective December 31, 2022.
(2)	The individual listed above is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Funds (“Interested Trustee”).
(3)	Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Funds.
*	Served in various capacities and/or with various affiliated entities during noted time period.
†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.
Other Information	129

Elfun Funds
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS
Ellen M. Needham SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President and Trustee	Term: Indefinite served: since 7/16	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite served:since 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite served:since 7/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors (2005 – present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite served: since7/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President.

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite served:since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite served:since 7/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present);

David K. Lancaster SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite served: since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 – present); Assistant Vice President, State Street Bank and Trust Company (November 2011 – July 2017).*
130	Other Information

Elfun Funds
Other Information, continued — December 31, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS (continued)

Ryan Hill SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1982	Assistant Treasurer	Term: Indefinite served: since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2017 - present); Assistant Vice President, State Street Bank and Trust Company (May 2014 - May 2017).

John Bettencourt SSGA Funds Management, Inc. One Iron Street Boston MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite served: since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc.(March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite served: since 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present).*

Sean O’Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite served: since 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).

David Barr SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite served: since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President and Counsel, Eaton Vance Corp. (October 2010 – October 2019).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.
Other Information	131

Trustees
Michael F. Holland
Patrick J. Riley
John R. Costantino
Donna M. Rapaccioli
Michael A. Jessee
Margaret McLaughlin
Richard D. Shirk
Ellen M. Needham
George M. Pereira
Officers
Ellen M. Needham, President
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer
Sean O’Malley, Chief Legal Officer
Bruce S. Rosenberg, Treasurer
Ann M. Carpenter, Vice President and Deputy Treasurer
Chad C. Hallett, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
David Lancaster, Assistant Treasurer
Ryan Hill, Assistant Treasurer
John Bettencourt, Assistant Treasurer
David Barr, Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116
ELFUNAR

(b)     Not applicable.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Elfun International Equity Fund (the “Fund,” “Fund Entity” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. The Code is combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The Fund’s Board of Trustees (the “Board”) has determined that the Fund has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Messrs. Richard D. Shirk, John R. Costantino and George M. Pereira and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2022 and December 31, 2021, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Registrant’s principal accountant, for the audit of the Registrant’s annual financial statements or services normally provided by E&Y in connection with the Registrant’s statutory and regulatory filings and engagements were $34,996 and $30,683, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2022 and December 31, 2021, there were no fees for assurance and related services by E&Y that were reasonably related to the performance of the audit of the Registrant’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

The aggregate tax fees billed for professional services rendered by E&Y for the fiscal years ended December 31, 2022 and December 31, 2021 were $2,159 and $5,398, respectively. Tax services related to the review of year-end distribution requirements for the fiscal year ended December 31, 2022 and the review of year-end distribution requirements as well as tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns for the fiscal year ended December 31, 2021.

(d)	All Other Fees

For the fiscal years ended December 31, 2022 and December 31, 2021, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Registrant, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2022 and December 31, 2021, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Registrant that (i) relate directly to the operations and financial reporting of the Registrant and (ii) were pre-approved by the Registrant’s Audit Committee were approximately $9,327,125 and $8,904,469, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Fund’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Fund Entity’s independent auditor for non-audit services to be rendered to the Fund’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Fund Entity’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2022 and December 31, 2021, the aggregate non-audit fees billed by E&Y for services rendered to the Registrant and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Registrant were approximately $38,000,000 and $38,000,000, respectively.

(h)

E&Y notified the Fund’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Fund, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Fund’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Investments.

(a)	Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13.	Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	ELFUN INTERNATIONAL EQUITY FUND

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	March 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	March 8, 2023

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	March 8, 2023